UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

Semi-Annual Report

FEBRUARY 29, 2024

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Systematic Fixed Income Fund (formerly,

Symmetry Panoramic US Fixed Income Fund) (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Systematic Fixed Income Fund (formerly,

Symmetry Panoramic Global Fixed Income Fund) (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024

Table of Contents

Shareholders’ Letter	1
Schedules of Investments	6
Statements of Assets and Liabilities	123
Statements of Operations	125
Statements of Changes in Net Assets	129
Financial Highlights	137
Notes to Financial Statements	145
Disclosure of Fund Expenses	181
Sub-Advisory Agreement Approval Disclosure	185
Supplemental Information	189

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at https://www.sec.gov.

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at https://www.sec.gov.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024
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Shareholders’ Letter

Dear Shareholders,

It is my pleasure to provide you with updates for the semi-annual reporting period that is the six months ending February 29, 2024. I am pleased to report that JP Morgan Investment Management (JPMIM) has been brought on to fully sub-advise the US Systematic Fixed Income (SPUBX) and Global Systematic Fixed Income (SPGBX) funds as of December 29, 2023. The names of the two impacted fixed income funds have been changed to reflect the systematic nature of JPMIM’s investment process. More detail on the Sub-Advisory Agreement with JPMIM can be found on page 185 of this Semi-Annual Report.

Another significant development regards the governance of the Trust. The shareholders voted to install a new slate of Trustees for the Symmetry Panoramic Trust. The new Trustees were installed at a Special Meeting of the Shareholders held on December 26, 2023. I am confident that the new Trustees will serve the shareholders well. More detail on the new slate of Trustees, the proxy, and special meeting can be found on page 189 of this Semi-Annual Report.

The previous six months have not been without troubling developments on the global stage, the conflict between Russia and Ukraine has just entered its third year and tensions in the Middle East have given way to hostilities following the terrible events of October 7, 2023 in Israel. While we are monitoring these economic and geopolitical developments for any impact on the Funds, we believe that these events should not deter investors from focusing on an appropriate long-term investing strategy. Despite the unsettling events, the six-month reporting period was a particularly strong one for equity and fixed income investors globally and also for the Symmetry Panoramic Funds. Major equity and fixed income indices were all up for the period. The MSCI USA Broad Market Index was up 13.69% and the MSCI ACWI IMI was up 11.16%. The Bloomberg US Aggregate Index as up 2.35% and the Bloomberg Global Aggregate (USD hedged) was up 3.24%1.

Equity. The panoramic funds seek multi-factor exposure in equities globally. The factors are Market, Size, Value, Profitability/Quality, Momentum, and Minimum Volatility. Regarding factor performance in the U.S. for the period, the Market, Value, and Momentum factors continued their strong performance in the reporting period. In contrast, the Size and Profitability factors performance were negative. In Developed Markets outside the U.S.; Market, Value, Momentum, and Profitability factor performance were positive with Market and Momentum factors being particularly strong. Only the Size factor was negative. In Emerging Markets; Market, Value, Profitability, and Momentum factor performance were all positive with Value and Momentum being particularly strong. Only the Size factor was negative and modestly so2. Minimum volatility indices underperformed equity benchmarks globally in the period. In the US, while the S&P 500 index was up 13.93%, the MSCI USA IMI Min Vol Index was up only 9.36%. Globally, the MSCI ACWI Min Vol Index was up 7.08% for the period while the MSCI ACWI IMI Index was up 11.16%3. The performance of the Panoramic equity funds relative to their benchmarks are presented in the table below:

SYMMETRY PANORAMIC TRUST
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Symmetry Panoramic Equity Funds	2023-09-01 to 2024-02-29
Symmetry Panoramic US Equity (SPUSX)	14.12
MSCI US Broad Market GR USD Index	13.69
SPUSX- Benchmark	0.43
Symmetry Panoramic International Equity (SPILX)	7.78
MSCI ACWI Ex USA IMI NR USD Index	7.52
SPILX – Benchmark	0.26
Symmetry Panoramic Global Equity (SPGEX)	11.62
Symmetry Panoramic Tax-Managed Global Equity (SPGTX)	10.46
MSCI ACWI IMI NR USD Index	11.16
SPGEX – Benchmark	0.46
SPGTX – Benchmark	-0.70

Fixed Income. Fixed income returns in the period were positive, boosted by narrowing credit spreads and despite a slight increase in long-term interest rates. The yield on the 10-year UST Treasury rose from 4.09% and then fell in the period ending at 4.25%4. Credit spreads on Baa Rated corporate bonds relative to the 10-year Treasury narrowed from 1.83% to 1.55% in the period5. The Federal Reserve held the Federal Funds target rate steady at 5.50% in the six-month reporting period ending February 29, 2024 ending a period of steady increases that began back in March, 2022 when the Fed Funds target rate was at 0.25%6. While inflation has moderated, strength in the level of employment has complicated the economic picture. Future rate hikes in an attempt to slow economic activity and stem inflation along with an economic downturn both remain a possibility. The performance of the Panoramic fixed income funds relative to their benchmarks are presented in the table below:

Symmetry Panoramic Fixed Income Funds	2023-09-01 to 2024-02-29
Symmetry Panoramic US Systematic Fixed Income (SPUBX)	1.67
Bloomberg US Aggregate Index	2.35
Bloomberg Govt/Credit 1-5YR	2.67
SPUBX – US Aggregate Benchmark	-0.68
Symmetry Panoramic Global Systematic Fixed Income (SPGBX)	2.77
Bloomberg Global Aggregate TR Hedged USD Index	3.24
SPGBX – Benchmark	-0.47
Symmetry Panoramic Municipal Fixed Income (SPMFX)	2.39
S&P S/T National AMT Free Muni TR USD Index	2.22
SPMFX – Benchmark	0.17

Alternatives. Both the diversified trend following and long-short factor-based (i.e., value, momentum, quality, and carry) strategies across asset classes (i.e., equity, fixed, currency, and commodities) contributed positively to relative performance in the Panoramic Alternatives Fund. The diversified arbitrage strategies trailed the fund benchmark.

SYMMETRY PANORAMIC TRUST
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Symmetry Panoramic Alternative Fund	2023-09-01 to 2024-02-29
Symmetry Panoramic Alternatives (SPATX)	5.63
HFRI FOF: Conservative Index	3.81
SPATX – Benchmark	1.82

On behalf of all my colleagues at Symmetry Partners, I would like to thank you for the confidence that you have placed in our Panoramic Funds and their role in your financial future.

Sincerely,

John B. McDermott, Ph. D.

Chief Investment Strategist

Symmetry Partners, LLC

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempt from registration requirements. Registration with the U.S. Securities and Exchange Commission or any state securities authority does not imply a certain level of skill or training. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss. Due to various factors, including changing market conditions and/or applicable laws, the content may not be reflective of current opinions or positions. Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

All indexes have certain limitations. Investors cannot invest directly in an index. Indexes do not have fees. Historical performance results for investment indexes generally do not reflect the deduction of transaction and/or custodial charges or the deduction of an investment management fee, the incurrence of which would have the effect of decreasing historical performance results. Actual performance for client accounts may differ materially from the index portfolios. There is always the risk that an investor may lose money. Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the portfolios that own them, to rise or fall. Indexes are referred to for comparative purposes only and do not represent similar asset classes in terms of components or risk exposure; thus, their returns may vary significantly.

(1) Source: SEI

(2) Source: Factor Data from Ken French Data Library at https://mba.tuck.dartmouth.edu/pages/faculty/ken.french/data_library.html

(3) Source: SEI

(4) Source: Board of Governors of the Federal Reserve System (US) – Series DGS10.

(5) Source: Board of Governors of the Federal Reserve System (US) – Series BAA10Y.

(6) FactSet.

SYMMETRY PANORAMIC TRUST
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(Unaudited)

Description of the Funds’ Benchmarks

MSCI US Broad Market Index (Primary Benchmark for the Symmetry Panoramic US Equity Fund) captures broad US equity coverage. The index includes 3,053 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe.

MSCI ACWI ex USA Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic International Equity Fund) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 27 Emerging Markets (EM) countries. With 6,750 constituents, the index covers approximately 99% of the global equity opportunities set outside of the US.

MSCI ACWI Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund) captures large, mid and small representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 9,226 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg 1-5 Year US Government/Credit Index (Primary Benchmark for the Symmetry Panoramic US Systematic Fixed Income Fund from inception through December 28, 2023) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

Bloomberg US Aggregate Index (Primary Benchmark for the Symmetry Panoramic US Systematic Fixed Income Fund as of December 29, 2023) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

S&P Short Term National AMT-Free Municipal Bond Index (Primary Benchmark for the Symmetry Panoramic Municipal Fixed Income Fund) is a market-value weighted index that is designed to measure the performance of investment-grade tax-exempt U.S. municipal bonds with an effective maturities of 1 month to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index.

Bloomberg Capital Global Aggregate Hedged USD Index (Primary Benchmark for the Symmetry Panoramic Global Systematic Fixed Income Fund) measures global investment grade debt from twenty-four local currency markets hedged to the U.S. dollar. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

HFRI Fund of Funds Conservative Index (Primary Benchmark for the Symmetry Panoramic Alternatives Fund) measures the performance of funds of funds that exhibit one or more of

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024
(Unaudited)

the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments does not include futures.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 66.7%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	287	$64,523

CHINA — 0.1%
NXP Semiconductors	1,309	326,897

MEXICO — 0.0%
Southern Copper	787	63,637

SWEDEN — 0.0%
Autoliv	517	59,988

UNITED STATES — 66.6%
COMMUNICATION SERVICES — 5.4%
Alphabet, Cl A *	36,610	5,069,021
Alphabet, Cl C *	19,476	2,722,355
AT&T	30,892	523,002
Atlanta Braves Holdings, Cl C *	87	3,388
Charter Communications, Cl A *	532	156,371
Comcast, Cl A	31,911	1,367,386
Electronic Arts	938	130,832
Endeavor Group Holdings, Cl A	1,794	43,146
Fox, Cl A	3,472	103,431

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Fox, Cl B	2,648	$72,502
GCI Liberty *(1)	1,489	—
Interpublic Group	4,420	138,788
Liberty Broadband, Cl C *	1,858	111,814
Liberty Media -Liberty Formula One, Cl C *	2,653	193,032
Liberty Media -Liberty SiriusXM *	2,176	63,060
Liberty Media -Liberty SiriusXM, Cl A *	1,491	43,448
Live Nation Entertainment *	1,417	137,421
Match Group *	1,132	40,797
Meta Platforms, Cl A	21,174	10,378,013
Netflix *	3,008	1,813,583
News, Cl A	2,994	80,479
News, Cl B	2,934	82,123
Omnicom Group	2,744	242,542
Pinterest, Cl A *	1,763	64,702
ROBLOX, Cl A *	977	38,982
Roku, Cl A *	775	48,965
Sirius XM Holdings	6,667	29,468
Snap, Cl A *	4,654	51,287
Spotify Technology *	532	136,410
Take-Two Interactive Software *	253	37,173
T-Mobile US	2,899	473,407
Trade Desk, Cl A *	1,417	121,054
Verizon Communications	32,911	1,317,098
Walt Disney	5,658	631,320
Warner Bros Discovery *	17,166	150,889
		26,617,289

CONSUMER DISCRETIONARY — 7.5%
Airbnb, Cl A *	1,134	178,571
Amazon.com *	52,133	9,215,029
Aptiv *	1,406	111,763
Aramark	3,598	109,127
AutoNation *	7,727	1,157,505
AutoZone *	177	532,066
Best Buy	2,085	168,635
Booking Holdings *	114	395,447
Burlington Stores *	229	46,968
Caesars Entertainment *	3,785	164,534
CarMax *	898	70,942

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Carnival *	5,725	$90,798
Chipotle Mexican Grill, Cl A *	151	406,004
Choice Hotels International	751	84,067
Churchill Downs	655	79,825
Darden Restaurants	1,419	242,237
Deckers Outdoor *	633	566,908
Dick's Sporting Goods	6,556	1,166,247
Domino's Pizza	462	207,138
DoorDash, Cl A *	2,182	271,812
DR Horton	6,143	918,010
DraftKings, Cl A *	1,540	66,713
eBay	1,534	72,528
Expedia Group *	668	91,396
Five Below *	508	101,945
Floor & Decor Holdings, Cl A *	1,404	170,052
Ford Motor	14,108	175,504
Gap	15,506	293,684
Garmin	1,592	218,661
General Motors	7,147	292,884
Gentex	7,467	272,770
Genuine Parts	1,331	198,665
H&R Block	1,278	62,558
Hilton Worldwide Holdings	836	170,812
Home Depot	4,605	1,752,709
Hyatt Hotels, Cl A	425	65,276
Las Vegas Sands	3,090	168,467
Lennar, Cl A	3,993	632,930
Lennar, Cl B	300	44,211
LKQ	3,548	185,525
Lowe's	3,831	922,007
Lululemon Athletica *	1,241	579,659
Marriott International, Cl A	1,347	336,575
McDonald's	2,366	691,534
NIKE, Cl B	3,109	323,118
NVR *	44	335,525
Ollie's Bargain Outlet Holdings *	831	66,621
O'Reilly Automotive *	484	526,311
Penske Automotive Group	7,045	1,081,407
Phinia	721	24,686
Polaris	719	66,658
Pool	1,364	543,036

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
PulteGroup	13,222	$1,433,000
Ralph Lauren, Cl A	862	160,263
Rivian Automotive, Cl A *	3,071	34,764
Ross Stores	1,792	266,936
Royal Caribbean Cruises *	7,042	868,631
Service International	2,804	205,225
Starbucks	3,708	351,889
Tesla *	6,764	1,365,516
Thor Industries	1,951	250,079
TJX	9,557	947,481
Toll Brothers	12,071	1,383,819
TopBuild *	1,359	546,834
Tractor Supply	3,304	840,273
Ulta Beauty *	475	260,566
Vail Resorts	505	116,307
Williams-Sonoma	4,629	1,090,268
Wingstop	431	151,303
Wynn Resorts	834	87,737
Yum! Brands	1,600	221,472
		37,300,423

CONSUMER STAPLES — 3.6%
Albertsons, Cl A	5,692	115,434
Altria Group	5,769	236,010
Archer-Daniels-Midland	3,138	166,659
BJ's Wholesale Club Holdings *	1,226	89,547
Brown-Forman, Cl A	359	21,518
Brown-Forman, Cl B	2,007	120,882
Bunge Global	1,742	164,393
Campbell Soup	3,160	134,742
Casey's General Stores	1,207	367,519
Celsius Holdings *	1,041	84,966
Church & Dwight	1,433	143,472
Clorox	860	131,847
Coca-Cola	16,719	1,003,474
Colgate-Palmolive	3,487	301,695
Conagra Brands	700	19,656
Constellation Brands, Cl A	759	188,627
Costco Wholesale	1,448	1,077,153
Coty, Cl A *	24,629	309,340

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Dollar General	1,613	$234,385
Dollar Tree *	2,816	413,051
General Mills	5,055	324,430
Hershey	969	182,094
Hormel Foods	637	22,499
J M Smucker	1,221	146,728
Kellanova	3,510	193,576
Kenvue	14,054	267,026
Keurig Dr Pepper	5,805	173,628
Kimberly-Clark	947	114,748
Kraft Heinz	3,975	140,238
Kroger	12,360	613,180
Lamb Weston Holdings	1,937	197,981
McCormick	1,686	115,977
Molson Coors Beverage, Cl B	1,922	119,971
Mondelez International, Cl A	4,741	346,425
Monster Beverage *	2,824	166,898
PepsiCo	8,900	1,471,526
Performance Food Group *	2,220	170,429
Philip Morris International	5,064	455,557
Procter & Gamble	9,315	1,480,526
Sysco	4,821	390,356
Target	8,080	1,235,594
Tyson Foods, Cl A	374	20,286
US Foods Holding *	4,222	214,435
Walgreens Boots Alliance	5,187	110,276
Walmart	62,613	3,669,748
WK Kellogg	1,078	15,775
		17,684,277

ENERGY — 3.4%
APA	3,077	91,664
Baker Hughes, Cl A	9,283	274,684
Cheniere Energy	2,062	320,022
Chesapeake Energy	2,672	221,188
Chevron	9,511	1,445,767
ConocoPhillips	10,230	1,151,284
Coterra Energy	8,475	218,486
Devon Energy	14,719	648,519
Diamondback Energy	5,824	1,062,997

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
EOG Resources	4,565	$522,510
EQT	2,836	105,357
Exxon Mobil	30,666	3,205,210
Halliburton	11,488	402,884
Hess	3,076	448,327
HF Sinclair	3,484	193,362
Kinder Morgan	12,238	212,819
Marathon Oil	67,381	1,633,989
Marathon Petroleum	5,999	1,015,211
Occidental Petroleum	11,998	727,199
ONEOK	5,558	417,517
Ovintiv	3,729	184,250
Phillips 66	2,296	327,203
Pioneer Natural Resources	1,684	396,060
Range Resources	1,104	34,909
Schlumberger	6,500	314,145
Targa Resources	3,612	354,843
Texas Pacific Land	64	100,827
Valero Energy	3,220	455,501
Williams	7,166	257,546
		16,744,280

FINANCIALS — 8.2%
Affirm Holdings, Cl A *	1,519	56,993
Aflac	6,300	508,662
Allstate	4,063	648,130
Ally Financial	4,427	163,755
American Express	2,829	620,739
American Financial Group	1,501	191,633
American International Group	3,664	267,069
Ameriprise Financial	3,529	1,437,573
Aon, Cl A	2,189	691,702
Apollo Global Management	1,166	130,359
Arch Capital Group *	9,456	828,251
Ares Management, Cl A	1,108	146,954
Arthur J Gallagher	775	189,046
Assurant	1,374	249,312
Assured Guaranty	9,901	906,932
Bank of America	25,555	882,159
Bank of New York Mellon	6,027	338,054

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Bank OZK	3,480	$152,424
Berkshire Hathaway, Cl B *	7,009	2,869,485
BlackRock, Cl A	388	314,800
Blackstone, Cl A	927	118,489
Block, Cl A *	2,074	164,821
Brown & Brown	2,684	226,020
Capital One Financial	1,366	187,975
Carlyle Group	3,728	170,929
Cboe Global Markets	775	148,800
Charles Schwab	6,282	419,512
Chubb	1,464	368,445
Cincinnati Financial	1,253	142,842
Citigroup	6,867	381,050
Citizens Financial Group	4,500	141,255
CME Group, Cl A	1,292	284,692
Coinbase Global, Cl A *	732	149,006
Discover Financial Services	3,140	378,998
East West Bancorp	9,174	668,418
Equitable Holdings	3,036	103,953
Erie Indemnity, Cl A	307	124,912
Everest Group	487	179,645
F&G Annuities & Life	412	15,565
FactSet Research Systems	217	100,380
Fidelity National Financial	6,086	307,830
Fidelity National Information Services	1,785	123,504
Fifth Third Bancorp	6,198	212,839
First American Financial	1,494	87,264
First Citizens BancShares, Cl A	272	428,076
Fiserv *	2,422	361,532
FleetCor Technologies *	765	213,642
Franklin Resources	3,098	85,040
Global Payments	625	81,062
Globe Life	1,644	208,673
Goldman Sachs Group	1,170	455,188
Hartford Financial Services Group	6,201	594,304
Huntington Bancshares	13,524	176,353
Interactive Brokers Group, Cl A	500	54,360
Intercontinental Exchange	1,928	266,874
Jack Henry & Associates	664	115,383
Jefferies Financial Group	1,907	79,751
JPMorgan Chase	37,846	7,041,627

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Kinsale Capital Group	201	$103,752
KKR	1,501	147,488
Loews	1,638	123,063
LPL Financial Holdings	893	239,226
M&T Bank	1,264	176,631
Markel Group *	120	179,098
MarketAxess Holdings	273	58,261
Marsh & McLennan	3,015	609,844
Mastercard, Cl A	3,635	1,725,753
MetLife	2,575	179,580
Moody's	645	244,726
Morgan Stanley	10,049	864,616
Morningstar	512	152,878
MSCI, Cl A	334	187,364
Nasdaq	8,031	451,342
Northern Trust	1,519	124,755
OneMain Holdings, Cl A	921	43,499
PayPal Holdings *	1,941	117,120
PNC Financial Services Group	1,429	210,349
Primerica	441	108,160
Principal Financial Group	2,061	166,652
Progressive	5,413	1,026,088
Prudential Financial	3,617	394,217
Raymond James Financial	1,803	216,937
Regions Financial	8,039	149,767
Reinsurance Group of America, Cl A	1,003	177,380
Robinhood Markets, Cl A *	3,221	52,534
S&P Global	1,003	429,665
State Street	2,265	166,998
Synchrony Financial	3,577	147,730
T Rowe Price Group	749	84,899
Toast, Cl A *	1,965	45,195
Tradeweb Markets, Cl A	940	99,471
Travelers	3,002	663,322
Truist Financial	1,659	58,032
Unum Group	2,200	108,790
US Bancorp	5,768	242,025
Visa, Cl A	7,077	2,000,243
Wells Fargo	13,030	724,338
Willis Towers Watson	785	213,999

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	4,056	$339,082
		40,517,910

HEALTH CARE — 8.2%
Abbott Laboratories	6,229	739,009
AbbVie	12,673	2,231,082
Agilent Technologies	2,620	359,883
Align Technology *	224	67,742
Alnylam Pharmaceuticals *	673	101,684
Amgen	2,879	788,357
Baxter International	4,013	164,212
Becton Dickinson	973	229,190
Biogen *	884	191,819
BioMarin Pharmaceutical *	1,333	115,011
Bio-Rad Laboratories, Cl A *	114	37,150
Bio-Techne	1,088	80,044
Boston Scientific *	4,427	293,112
Bristol-Myers Squibb	12,613	640,110
Bruker	600	51,924
Cardinal Health	1,407	157,556
Cencora, Cl A	5,219	1,229,596
Centene *	3,902	306,034
Charles River Laboratories International *	301	76,511
Cigna Group	2,537	852,787
Cooper	1,536	143,770
CVS Health	6,727	500,287
Danaher	5,203	1,317,087
DaVita *	207	26,283
DexCom *	882	101,492
Edwards Lifesciences *	1,683	142,836
Elevance Health	1,830	917,287
Eli Lilly	10,733	8,089,247
Exact Sciences *	2,413	138,820
Fortrea Holdings *	905	33,974
GE HealthCare Technologies	3,853	351,732
Gilead Sciences	8,129	586,101
HCA Healthcare	4,797	1,495,225
Henry Schein *	2,209	168,922
Hologic *	3,180	234,684
Humana	1,202	421,085

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
IDEXX Laboratories *	827	$475,715
Illumina *	307	42,928
Insulet *	201	32,964
Intuitive Surgical *	689	265,678
IQVIA Holdings *	1,590	392,984
Johnson & Johnson	16,674	2,690,850
Laboratory Corp of America Holdings	897	193,599
McKesson	2,186	1,139,802
Medtronic	4,394	366,284
Merck	8,679	1,103,535
Mettler-Toledo International *	198	246,950
Moderna *	2,248	207,356
Molina Healthcare *	2,294	903,630
Neurocrine Biosciences *	1,614	210,466
Penumbra *	216	50,743
Pfizer	31,946	848,486
Quest Diagnostics	2,986	372,922
Regeneron Pharmaceuticals *	280	270,505
Repligen *	751	145,686
ResMed	934	162,254
Revvity	1,253	137,316
Royalty Pharma, Cl A	2,289	69,448
Sarepta Therapeutics *	356	45,532
STERIS	725	168,860
Stryker	1,096	382,581
Teleflex	452	100,701
Thermo Fisher Scientific	1,706	972,727
United Therapeutics *	2,480	559,587
UnitedHealth Group	4,458	2,200,469
Universal Health Services, Cl B	1,106	184,768
Veeva Systems, Cl A *	615	138,689
Vertex Pharmaceuticals *	1,838	773,320
Viatris, Cl W	4,807	59,463
Waters *	629	212,237
West Pharmaceutical Services	357	127,935
Zimmer Biomet Holdings	1,614	200,717
Zoetis, Cl A	3,859	765,355
		40,604,687

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 10.5%
3M	1,746	$160,841
A O Smith	2,094	173,593
Acuity Brands	270	67,835
Advanced Drainage Systems	211	34,444
AECOM	3,086	274,129
AGCO	903	99,059
Air Lease, Cl A	1,766	70,817
Allegion	1,516	193,851
Allison Transmission Holdings	3,317	249,870
American Airlines Group *	10,957	171,806
AMETEK	2,414	434,954
Automatic Data Processing	1,744	437,971
Axon Enterprise *	359	110,346
AZEK, Cl A *	11,143	536,090
Boeing *	1,875	381,975
Booz Allen Hamilton Holding, Cl A	6,024	889,805
Broadridge Financial Solutions	2,298	467,827
Builders FirstSource *	11,122	2,170,792
Carlisle	1,518	531,300
Carrier Global	4,546	252,667
Caterpillar	4,151	1,386,268
CH Robinson Worldwide	1,420	105,194
Cintas	1,384	869,996
Clean Harbors *	377	68,652
Copart *	10,645	565,782
Core & Main, Cl A *	1,408	67,204
CSX	16,491	625,668
Cummins	1,855	498,272
Dayforce *	626	43,670
Deere	2,198	802,380
Delta Air Lines	23,898	1,010,168
Dover	4,268	705,842
Eaton	6,353	1,836,017
EMCOR Group	459	143,906
Emerson Electric	2,542	271,613
Equifax	822	224,891
Esab	8,393	831,914
Expeditors International of Washington	3,214	384,394
Fastenal	13,114	957,453
FedEx	1,424	354,533
Ferguson	1,515	320,347

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Fortive	2,477	$210,867
Fortune Brands Innovations	644	52,383
General Dynamics	832	227,344
General Electric	7,469	1,171,759
Graco	963	87,883
HEICO	933	180,442
HEICO, Cl A	408	63,481
Honeywell International	2,962	588,638
Howmet Aerospace	8,692	578,453
Hubbell, Cl B	2,728	1,038,468
Huntington Ingalls Industries	492	143,477
IDEX	1,364	321,768
Illinois Tool Works	1,276	334,503
Ingersoll Rand	9,503	867,909
ITT	5,213	657,568
Jacobs Solutions	3,618	530,580
JB Hunt Transport Services	1,883	388,482
Johnson Controls International	4,525	268,197
Knight-Swift Transportation Holdings, Cl A	1,320	74,369
L3Harris Technologies	984	208,273
Landstar System	1,983	377,167
Leidos Holdings	1,540	196,904
Lennox International	1,339	630,950
Lincoln Electric Holdings	418	107,259
Lockheed Martin	1,384	592,684
Masco	1,281	98,330
NEXTracker, Cl A *	879	49,451
Nordson	1,091	289,824
Norfolk Southern	1,775	449,749
Northrop Grumman	514	236,964
nVent Electric	1,044	70,282
Old Dominion Freight Line	2,738	1,211,510
Otis Worldwide	2,336	222,621
Owens Corning	4,301	644,204
PACCAR	10,036	1,112,892
Parker-Hannifin	2,444	1,308,640
Paychex	1,273	156,095
Paycom Software	453	82,623
Paylocity Holding *	364	61,374
Pentair	3,958	307,893
Quanta Services	6,611	1,596,623

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Regal Beloit	1,671	$286,560
Republic Services, Cl A	1,006	184,702
Robert Half	510	41,004
Rockwell Automation	1,009	287,646
Rollins	3,031	133,576
RTX	5,159	462,607
Ryder System	524	59,788
Saia *	717	412,562
Snap-on	1,812	499,496
Southwest Airlines	1,374	47,087
SS&C Technologies Holdings	1,015	64,716
Stanley Black & Decker	205	18,304
Tetra Tech	304	53,905
Textron	2,043	181,970
Timken	1,532	128,673
Toro	1,660	153,235
Trane Technologies	6,211	1,751,316
TransDigm Group	180	211,993
TransUnion	318	24,686
Uber Technologies *	1,759	139,840
U-Haul Holding *	274	17,640
U-Haul Holding, Cl B	2,086	132,607
Union Pacific	4,232	1,073,616
United Airlines Holdings *	3,592	163,400
United Parcel Service, Cl B	5,248	778,068
United Rentals	3,842	2,663,543
Veralto	880	76,050
Verisk Analytics, Cl A	1,747	422,599
Vertiv Holdings, Cl A	13,046	882,170
Waste Management	2,177	447,700
Watsco	701	276,278
Westinghouse Air Brake Technologies	2,478	350,117
WillScot Mobile Mini Holdings *	1,243	59,353
WW Grainger	1,177	1,145,762
XPO *	5,861	705,195
Xylem	3,101	393,982
		52,314,765

INFORMATION TECHNOLOGY — 16.7%
Accenture, Cl A	6,002	2,249,430

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Adobe *	1,782	$998,419
Advanced Micro Devices *	4,216	811,706
Akamai Technologies *	2,595	287,837
Amdocs	1,855	169,176
Amphenol, Cl A	2,342	255,840
Analog Devices	1,887	361,964
ANSYS *	498	166,417
Apple	73,200	13,230,900
Applied Materials	4,066	819,787
AppLovin, Cl A *	9,862	588,959
Arista Networks *	2,308	640,562
Arrow Electronics *	589	69,208
Aspen Technology *	407	78,913
Atlassian, Cl A *	245	50,818
Autodesk *	696	179,686
Bentley Systems, Cl B	1,009	51,832
Broadcom	4,354	5,662,333
Cadence Design Systems *	2,921	889,094
CDW	4,332	1,066,582
Cisco Systems	18,556	897,554
Cognizant Technology Solutions, Cl A	3,680	290,794
Corning	6,629	213,719
Crowdstrike Holdings, Cl A *	183	59,319
Datadog, Cl A *	214	28,132
Dell Technologies, Cl C	872	82,544
Dropbox, Cl A *	4,271	102,290
Dynatrace *	1,440	71,352
Enphase Energy *	893	113,420
Entegris	1,102	148,065
EPAM Systems *	791	240,780
F5 *	229	42,873
Fair Isaac *	608	772,105
First Solar *	662	101,875
Flex *	5,048	142,101
Fortinet *	7,478	516,805
Gartner *	1,113	518,168
Gen Digital	3,649	78,417
GLOBALFOUNDRIES *	236	12,902
GoDaddy, Cl A *	974	111,182
Hewlett Packard Enterprise	11,090	168,901
HP	5,656	160,234

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
HubSpot *	334	$206,683
Intel	11,751	505,881
International Business Machines	6,388	1,181,972
Intuit	750	497,168
Jabil	4,969	715,983
Juniper Networks	4,413	163,413
Keysight Technologies *	5,133	792,022
KLA	2,539	1,732,360
Kyndryl Holdings *	12,505	274,735
Lam Research	2,199	2,063,212
Lattice Semiconductor *	484	37,079
Manhattan Associates *	800	202,664
Marvell Technology	2,256	161,665
Microchip Technology	4,323	363,737
Micron Technology	3,940	357,003
Microsoft	38,925	16,100,937
MongoDB, Cl A *	114	51,024
Monolithic Power Systems	232	167,049
Motorola Solutions	1,617	534,241
NetApp	1,536	136,888
Nutanix, Cl A *	3,981	251,440
NVIDIA	17,537	13,873,871
Okta, Cl A *	1,432	153,654
ON Semiconductor *	4,566	360,349
Oracle	7,002	781,983
Palantir Technologies, Cl A *	6,790	170,293
Palo Alto Networks *	558	173,287
Pegasystems	1,717	111,674
Procore Technologies *	637	49,705
PTC *	583	106,695
Pure Storage, Cl A *	1,082	56,967
Qorvo *	1,261	144,448
QUALCOMM	6,128	966,937
Roper Technologies	279	151,980
Salesforce *	2,215	684,036
Seagate Technology Holdings	1,194	111,102
ServiceNow *	215	165,838
Skyworks Solutions	376	39,450
Splunk *	213	33,275
Super Micro Computer *	363	314,402
Synopsys *	1,826	1,047,631

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
TD SYNNEX	3,576	$371,546
TE Connectivity	1,517	217,781
Teledyne Technologies *	1,279	546,478
Teradyne	4,595	475,996
Texas Instruments	4,444	743,615
Trimble *	1,542	94,355
Twilio, Cl A *	1,329	79,195
Tyler Technologies *	233	101,854
VeriSign *	777	151,740
Vontier	1,106	47,558
Western Digital *	2,380	141,539
Workday, Cl A *	187	55,101
Zebra Technologies, Cl A *	450	125,766
Zoom Video Communications, Cl A *	352	24,897
Zscaler *	223	53,959
		82,729,108

MATERIALS — 2.0%
Air Products & Chemicals	312	73,020
Albemarle	1,150	158,528
Amcor	11,449	103,728
AptarGroup	607	85,259
Avery Dennison	1,227	265,682
Ball	300	19,206
Celanese, Cl A	1,077	163,672
CF Industries Holdings	999	80,639
Corteva	4,158	222,536
Crown Holdings	2,567	196,684
Dow	5,721	319,689
DuPont de Nemours	3,291	227,704
Eagle Materials	219	55,527
Eastman Chemical	2,034	178,463
Ecolab	205	46,092
Element Solutions	4,689	110,192
Freeport-McMoRan	11,572	437,537
Graphic Packaging Holding	5,617	145,761
International Flavors & Fragrances	275	20,763
International Paper	3,582	126,660
Linde	1,740	780,947
LyondellBasell Industries, Cl A	4,073	408,440

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Martin Marietta Materials	531	$306,764
Mosaic	2,979	92,826
Newmont	3,803	118,844
Nucor	4,762	915,733
Packaging Corp of America	2,534	459,135
PPG Industries	1,731	245,110
Reliance	3,348	1,075,445
RPM International	3,638	419,643
Sherwin-Williams	1,439	477,791
Steel Dynamics	7,283	974,611
Vulcan Materials	975	259,204
Westlake	1,300	180,323
		9,752,158

REAL ESTATE — 0.1%
CBRE Group, Cl A *	5,101	468,731
CoStar Group *	1,247	108,526
Zillow Group, Cl A *	875	47,302
Zillow Group, Cl C *	1,064	59,744
		684,303

UTILITIES — 1.0%
AES	5,821	88,479
Alliant Energy	1,852	88,433
Ameren	1,670	118,887
American Electric Power	2,485	211,697
American Water Works	1,226	145,330
Atmos Energy	848	95,748
Avangrid	659	20,515
Brookfield Renewable, Cl A	2,770	65,704
CenterPoint Energy	4,401	121,028
CMS Energy	1,584	90,874
Consolidated Edison	2,264	197,443
Constellation Energy	1,823	307,084
Dominion Energy	2,595	124,119
DTE Energy	1,300	140,855
Duke Energy	2,844	261,165
Edison International	1,730	117,675
Entergy	1,355	137,627
Essential Utilities	3,319	115,435

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Evergy	1,983	$98,238
Eversource Energy	816	47,899
Exelon	4,665	167,194
FirstEnergy	3,669	134,322
NextEra Energy	6,601	364,309
NiSource	5,185	135,121
NRG Energy	2,500	138,300
PG&E	11,383	189,982
PPL	5,203	137,203
Public Service Enterprise Group	3,423	213,595
Sempra	2,053	144,942
Southern	4,088	274,918
Vistra	5,831	318,023
WEC Energy Group	904	70,955
Xcel Energy	682	35,935
		4,919,034

		329,868,234
Total Common Stock
(Cost $187,262,911)		330,383,279
REGISTERED INVESTMENT COMPANIES — 32.4%

EQUITY FUNDS — 32.4%
AQR Large Cap Defensive Style Fund, Cl R6 *	454,038	10,547,301
Avantis U.S. Small Capital Value ETF	128,592	11,453,689
DFA Real Estate Securities Portfolio, Cl I *	647,608	24,654,452
DFA US Small Cap Portfolio, Cl I *	407,125	18,263,639
DFA US Targeted Value Portfolio, Cl I *	944,791	29,940,441
iShares MSCI USA Min Vol Factor ETF	303,505	24,702,272
iShares MSCI USA Momentum Factor ETF	69,107	12,591,986
Vanguard Small Cap Value ETF	33,831	6,177,202
Vanguard US Momentum Factor ETF	32,128	4,706,752
Vanguard US Quality Factor ETF	41,814	5,566,280
Vanguard US Value Factor ETF	108,091	12,167,761
Total Registered Investment Companies
(Cost $117,268,408)		160,771,775

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

RIGHTS — 0.0%
	Number of Rights	Value
Abiomed(1)	362	$5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 1.0%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.410% (A)
(Cost $4,849,815)	4,849,815	4,849,815
Total Investments — 100.1%
(Cost $309,381,134)		$496,010,520

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	4	Mar-2024	$931,109	$1,020,750	$89,641

Percentages are based on Net Assets of $495,623,250.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock	$330,383,279	$–	$–	(1)	$330,383,279
Registered Investment Companies	160,771,775	–	–		160,771,775
Rights	–	–	5,651		5,651
Short-Term Investment	4,849,815	–	–		4,849,815
Total Investments in Securities	$496,004,869	$–	$5,651		$496,010,520

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contract^
Unrealized Appreciation	$89,641	$–	$–		$89,641
Total Other Financial Instruments	$89,641	$–	$–		$89,641

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments does not include futures.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.9%
	Shares	Value
EQUITY FUNDS — 66.9%
AQR International Defensive Style Fund, Cl R6	564,393	$7,845,061
Avantis Emerging Markets Equity ETF	239,863	13,621,820
Avantis International Equity ETF	78,528	4,806,699
Avantis International Small Cap Value ETF	100,393	6,255,488
DFA Emerging Markets Portfolio, Cl I	687,551	18,997,047
DFA Emerging Markets Small Cap Portfolio, Cl I	538,616	12,258,893
DFA Emerging Markets Targeted Value Portfolio, Cl I	233,481	2,570,627
DFA International High Relative Profitability Portfolio, Cl I	1,027,885	13,434,459
DFA International Real Estate Securities, Cl I	2,284,566	7,950,291
DFA International Small Cap Growth Portfolio, Cl I	102,069	1,535,121
DFA International Small Cap Value Portfolio, Cl I	600,502	12,736,646
DFA International Value Portfolio, Cl I	656,748	13,318,841
DFA Large Cap International Portfolio, Cl I	938,628	25,230,313
Dimensional Emerging Markets High Profitability	293,910	7,103,805
iShares MSCI EAFE Min Vol Factor ETF	99,817	6,928,298
iShares MSCI Emerging Markets Min Vol Factor ETF	142,710	8,037,427

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Schwab International Small-Cap Equity ETF	74,825	$2,568,742
Total Registered Investment Companies
(Cost $135,116,416)		165,199,578
COMMON STOCK — 29.8%

AUSTRALIA — 0.4%
BlueScope Steel	2,357	35,050
Brambles	5,144	50,509
Fortescue	30,993	523,101
REA Group	1,089	137,725
Wesfarmers	1,889	81,990
Woolworths Group	2,779	58,992
		887,367

AUSTRIA — 0.0%
Erste Group Bank	2,598	103,876

BRAZIL — 0.8%
Banco do Brasil	52,000	606,393
BB Seguridade Participacoes	35,500	239,233
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,922	172,568
CPFL Energia	6,600	46,986
Itau Unibanco Holding ADR	66,862	455,999
PRIO	28,800	254,102
TIM	31,000	112,997
Ultrapar Participacoes	5,900	34,822
Vibra Energia	7,800	40,247
WEG	8,000	59,544
Wheaton Precious Metals	1,709	70,430
		2,093,321

CANADA — 2.0%
Canadian Natural Resources	14,299	996,078
Canadian Pacific Kansas City	5,030	427,076
Cenovus Energy	32,912	573,532
CGI, Cl A *	292	33,526
Constellation Software	28	77,954
Dollarama	865	66,910
Empire	1,696	42,976
George Weston	887	116,180

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Hydro One	1,413	$42,115
Imperial Oil	9,043	565,841
Intact Financial	1,902	316,283
National Bank of Canada	6,172	481,745
RB Global	1,530	115,431
Restaurant Brands International	812	63,050
Royal Bank of Canada	6,482	629,501
Sun Life Financial	1,996	106,010
Teck Resources, Cl B	1,591	61,136
WSP Global	1,891	300,158
		5,015,502

CHILE — 0.1%
Antofagasta	7,299	167,697

CHINA — 2.7%
AAC Technologies Holdings	33,000	82,043
Agricultural Bank of China, Cl A	35,800	20,834
Agricultural Bank of China, Cl H	1,071,000	439,373
Airtac International Group	1,046	40,076
Akeso *	11,000	65,961
Anhui Conch Cement, Cl A	4,300	14,300
Bank of Beijing, Cl A	31,100	22,396
Bank of China, Cl A	32,800	20,362
Bank of China, Cl H	636,000	249,504
Bank of Communications, Cl A	25,400	22,113
Bank of Ningbo, Cl A	6,868	21,208
Bank of Shanghai, Cl A	15,700	14,250
Baoshan Iron & Steel, Cl A	58,500	54,155
Beijing Enterprises Holdings	11,500	43,261
BOE Technology Group, Cl A	110,400	61,185
BYD, Cl A	1,200	31,753
BYD, Cl H	2,500	61,575
BYD Electronic International	75,000	283,190
China CITIC Bank, Cl H	384,000	204,168
China Coal Energy, Cl H	72,000	77,538
China Construction Bank, Cl H	160,000	99,225
China Everbright Bank, Cl A	35,600	15,921
China Galaxy Securities, Cl H	98,000	51,493
China Hongqiao Group	75,500	58,428
China Merchants Bank, Cl A	7,100	31,499

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Securities, Cl A	9,800	$19,209
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	21,699
China Minsheng Banking, Cl A	28,800	16,165
China Pacific Insurance Group, Cl A	7,600	26,961
China Petroleum & Chemical, Cl A	88,800	76,983
China Petroleum & Chemical, Cl H	370,000	203,853
China Resources Power Holdings	16,000	34,442
China Shenhua Energy, Cl H	116,000	446,332
China State Construction International Holdings	8,000	8,914
China Tourism Group Duty Free, Cl A	1,900	22,921
China Vanke, Cl A	7,800	10,857
CITIC Securities, Cl A	16,650	49,217
COSCO SHIPPING Holdings, Cl H	128,700	138,551
Foshan Haitian Flavouring & Food, Cl A	3,912	22,026
Great Wall Motor, Cl H	82,500	93,114
Guotai Junan Securities, Cl A	17,100	35,838
Haier Smart Home, Cl A	10,242	34,178
Haitong Securities, Cl A	21,000	26,651
Huatai Securities, Cl A	13,000	26,227
Huaxia Bank, Cl A	24,900	21,934
Industrial & Commercial Bank of China, Cl A	19,500	14,437
Industrial Bank, Cl A	7,500	17,333
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,106
Jiangsu Hengrui Pharmaceuticals, Cl A	6,404	37,863
Kunlun Energy	54,000	46,036
Kweichow Moutai, Cl A	500	117,509
Lenovo Group	122,000	134,777
Li Auto, Cl A *	8,500	193,987
Li Ning	48,500	119,994
Luxshare Precision Industry, Cl A	12,169	46,651
Luzhou Laojiao, Cl A	1,900	46,156
Midea Group, Cl A	2,800	24,322
NARI Technology, Cl A	12,269	39,499
New China Life Insurance, Cl A	3,200	14,557
New Oriental Education & Technology Group *	24,000	225,559
PetroChina, Cl A	33,600	41,206
PetroChina, Cl H	998,000	782,743
PICC Property & Casualty, Cl H	222,000	303,501
Ping An Bank, Cl A	9,600	14,101
Ping An Insurance Group of China, Cl A	4,400	26,145
Poly Developments and Holdings Group, Cl A	15,100	20,446

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Postal Savings Bank of China, Cl H	95,000	$49,910
SAIC Motor, Cl A	9,100	18,897
Sany Heavy Industry, Cl A	16,600	32,086
Shanghai Pudong Development Bank, Cl A	12,100	12,011
Shenwan Hongyuan Group, Cl A	35,300	22,453
Sinopharm Group, Cl H	34,800	97,386
Sinotruk Hong Kong	90,500	239,418
Tongcheng Travel Holdings *	11,200	28,156
Tsingtao Brewery, Cl H	2,000	12,797
Weichai Power, Cl H	67,000	131,880
Yankuang Energy Group, Cl H	93,000	214,462
Zhejiang Expressway, Cl H	104,000	79,313
		6,656,580

DENMARK — 0.9%
Danske Bank	7,431	218,621
DSV Panalpina	419	67,229
Novo Nordisk, Cl B	9,386	1,120,366
Pandora	4,163	673,242
ROCKWOOL International, Cl B	204	65,290
Vestas Wind Systems *	2,465	68,695
		2,213,443

FRANCE — 1.0%
Air Liquide	1,166	236,993
Capgemini	162	39,406
Cie Generale des Etablissements Michelin SCA	13,432	497,071
Dassault Systemes	1,885	88,333
EssilorLuxottica	971	206,177
Hermes International SCA	135	337,816
L'Oreal	162	77,383
LVMH Moet Hennessy Louis Vuitton	119	108,616
Safran	678	142,170
Sartorius Stedim Biotech	103	28,351
SEB	2,691	318,905
TotalEnergies	5,617	358,023
		2,439,244

GERMANY — 1.4%
Bechtle	271	13,982

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Brenntag	1,896	$173,113
Commerzbank	7,098	82,166
Deutsche Boerse	408	85,414
Deutsche Telekom	26,321	625,624
Hannover Rueck	1,228	315,238
Heidelberg Materials	652	63,309
Mercedes-Benz Group	4,292	342,008
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	968,859
Siemens	4,123	816,226
Siemens Energy *	2,099	32,233
		3,518,172

HONG KONG — 0.0%
Techtronic Industries	4,000	43,153

INDONESIA — 0.4%
Adaro Energy Indonesia	1,498,700	230,981
Bank Mandiri Persero	1,171,000	523,055
Bank Negara Indonesia Persero	398,400	152,262
Sumber Alfaria Trijaya	867,100	151,740
		1,058,038

ITALY — 1.0%
Ferrari	455	193,270
Intesa Sanpaolo	375,784	1,196,651
Leonardo	12,970	277,301
Prysmian	4,988	248,930
UniCredit	18,597	622,900
		2,539,052

JAPAN — 6.7%
Advantest	12,800	602,571
Ajinomoto	10,100	371,491
Bandai Namco Holdings	1,000	19,256
Chiba Bank	60,100	489,457
Chugai Pharmaceutical	3,300	131,807
Daiichi Sankyo	5,700	187,723
Daito Trust Construction	400	47,452
Denso	6,000	110,372

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Disco	1,100	$358,476
Fuji Electric	600	36,539
FUJIFILM Holdings	3,700	235,678
Fujitsu	1,800	281,291
Hitachi	3,100	262,634
Hoya	3,800	496,041
Isuzu Motors	2,600	37,099
ITOCHU	12,900	560,388
Japan Post Bank	51,300	546,997
Japan Tobacco	28,300	735,135
JFE Holdings	3,600	59,041
Kawasaki Kisen Kaisha	2,300	109,781
KDDI	700	21,162
Marubeni	19,200	318,182
Mazda Motor	30,900	358,827
Mitsubishi HC Capital	106,300	734,514
Mitsubishi Heavy Industries	500	39,573
Mitsubishi UFJ Financial Group	19,500	200,320
Mitsui	9,700	426,049
Mizuho Financial Group	70,200	1,311,483
Nintendo	3,000	167,641
Nippon Sanso Holdings	2,500	72,509
Nippon Steel	21,900	543,463
Nippon Telegraph & Telephone	177,500	215,870
Nippon Yusen	25,800	821,639
Nissin Foods Holdings	7,200	209,868
Nitto Denko	800	73,555
Nomura Real Estate Holdings	5,300	131,933
Nomura Research Institute	3,800	106,780
Obayashi	17,900	173,298
Oriental Land	1,000	35,840
ORIX	15,600	327,764
Panasonic Holdings	7,900	74,684
Renesas Electronics	9,400	155,317
Resona Holdings	30,600	167,003
Sekisui House	1,400	31,186
Shin-Etsu Chemical	9,500	405,406
Sompo Holdings	1,100	64,488
Sony	4,500	387,667
Sumitomo	6,900	161,984
Sumitomo Electric Industries	19,900	295,489
Sumitomo Mitsui Financial Group	5,000	278,573

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Mitsui Trust Holdings	12,900	$261,396
TDK	3,300	172,052
Tokio Marine Holdings	16,800	490,840
Tokyo Electric Power Holdings *	21,600	116,852
Tokyo Electron	3,900	967,625
Tokyo Gas	13,500	295,491
Toyota Motor	9,500	228,821
		16,524,373

MALAYSIA — 0.0%
Telekom Malaysia	63,100	80,488

MEXICO — 1.1%
America Movil ADR	3,259	60,976
Arca Continental	40,700	438,753
Cemex ADR *	4,913	37,535
Coca-Cola Femsa ADR	2,499	242,528
Fibra Uno Administracion ‡	84,500	152,300
Fomento Economico Mexicano ADR	166	20,624
Grupo Aeroportuario del Sureste ADR	334	98,320
Grupo Bimbo, Ser A	61,400	256,886
Grupo Carso	24,400	211,343
Grupo Financiero Banorte, Cl O	12,100	125,158
Grupo Financiero Inbursa, Cl O	94,500	287,144
Grupo Mexico	24,500	119,465
Promotora y Operadora de Infraestructura	11,580	120,894
Southern Copper	4,169	337,105
Wal-Mart de Mexico	41,600	166,163
		2,675,194

NETHERLANDS — 0.9%
ASML Holding	1,776	1,685,428
BE Semiconductor Industries	1,174	212,632
Shell	4,894	151,372
Wolters Kluwer	1,641	259,147
		2,308,579

POLAND — 0.4%
Bank Polska Kasa Opieki	6,845	296,891
Budimex	785	143,491

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Dino Polska *	283	$32,930
LPP	19	85,468
mBank *	731	127,375
PGE Polska Grupa Energetyczna *	47,541	95,008
Powszechna Kasa Oszczednosci Bank Polski	5,789	80,672
Powszechny Zaklad Ubezpieczen	2,812	34,602
Santander Bank Polska	113	15,584
		912,021

PORTUGAL — 0.0%
Jeronimo Martins SGPS	830	19,875

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.1%
STMicroelectronics	2,589	117,560

SOUTH AFRICA — 0.2%
Aspen Pharmacare Holdings	1,529	15,620
FirstRand	6,672	22,572
Harmony Gold Mining ADR	19,012	108,558
Kumba Iron Ore	4,548	127,323
Shoprite Holdings	2,080	28,023
Sibanye Stillwater	68,981	71,098
		373,194

SOUTH KOREA — 1.6%
DB Insurance *	1,519	112,717
Hana Financial Group	2,771	117,900
Hankook Tire & Technology	3,891	158,520
Hanmi Semiconductor *	2,803	179,336
Hanwha Aerospace	591	83,280
HD Hyundai	1,770	94,090
Hyundai Mobis	56	10,214
JYP Entertainment *	149	8,258
Kakao	620	24,886
KB Financial Group	4,476	213,479
Kia *	5,045	472,454
Korea Zinc	225	75,648

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Kumho Petrochemical *	747	$82,960
LG Innotek	743	112,912
Meritz Financial Group	2,356	147,047
Orion	391	27,271
POSCO Holdings	872	283,395
Posco International *	3,410	144,641
Samsung Electronics	25,797	1,423,812
Samsung Engineering *	1,742	32,219
Samsung Fire & Marine Insurance *	58	12,980
Samsung Securities	1,142	35,691
SK Telecom	1,504	59,535
		3,913,245

SPAIN — 0.8%
Banco Bilbao Vizcaya Argentaria	35,047	349,569
Banco Santander	122,982	512,527
CaixaBank	110,550	500,095
Iberdrola	23,846	273,875
Repsol	13,592	215,910
		1,851,976

SWEDEN — 0.6%
Alfa Laval	4,917	185,133
Atlas Copco, Cl A	32,712	568,278
Investor, Cl B	11,172	281,079
Skandinaviska Enskilda Banken, Cl A	15,724	233,859
SKF, Cl B	11,275	246,269
		1,514,618

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	5	61,188
Kuehne + Nagel International	1,107	372,711
Partners Group Holding	42	60,390
Sika	313	90,525
Sonova Holding	199	61,381
Straumann Holding	190	30,032
Swiss Life Holding	127	92,316
VAT Group	453	227,383

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Zurich Insurance Group	1,088	$578,849
		1,574,775

TAIWAN — 3.1%
Accton Technology	15,000	246,847
Acer	58,000	82,950
Advantech	5,387	66,489
ASE Technology Holding	73,000	322,269
Asia Cement	58,000	74,243
Asustek Computer	4,000	57,635
Catcher Technology	22,000	137,073
Chailease Holding	27,026	149,422
Compal Electronics	28,000	32,333
CTBC Financial Holding	75,000	69,819
Delta Electronics	8,000	74,549
E.Sun Financial Holding	271,405	216,978
Evergreen Marine Taiwan	16,600	86,963
Fubon Financial Holding	63,043	135,727
Gigabyte Technology	9,000	98,439
Global Unichip	1,000	50,400
Hon Hai Precision Industry	81,000	264,099
Inventec	42,000	73,157
Lite-On Technology	70,000	242,876
MediaTek	8,000	288,691
Mega Financial Holding	55,793	68,354
Micro-Star International	29,000	175,496
Novatek Microelectronics	25,000	475,834
Quanta Computer	20,000	146,967
Realtek Semiconductor	21,000	378,484
SinoPac Financial Holdings	54,974	34,981
Synnex Technology International	54,000	133,031
Taishin Financial Holding	208,205	114,648
Taiwan Cooperative Financial Holding	154,586	127,014
Taiwan Semiconductor Manufacturing ADR	17,018	2,189,706
Unimicron Technology	3,000	17,046
United Microelectronics	310,000	477,967
Wistron	36,000	131,824
Wiwynn	2,000	147,656
Yang Ming Marine Transport	16,000	25,243
Yuanta Financial Holding	185,923	161,571

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Zhen Ding Technology Holding	36,000	$114,569
		7,691,350

THAILAND — 0.1%
Advanced Info Service NVDR	20,700	116,134
Bumrungrad Hospital NVDR	21,000	131,027
Delta Electronics Thailand NVDR	7,400	14,731
Krung Thai Bank NVDR	107,300	48,157
PTT Exploration & Production NVDR	4,900	20,577
		330,626

TURKEY — 0.8%
Akbank	155,742	206,982
Ford Otomotiv Sanayi	3,306	107,551
Haci Omer Sabanci Holding	171,711	436,629
KOC Holding	43,225	232,628
Turk Hava Yollari AO *	13,206	119,040
Turkcell Iletisim Hizmetleri	86,166	184,582
Turkiye Is Bankasi, Cl C	558,779	198,155
Turkiye Petrol Rafinerileri	30,534	158,133
Yapi ve Kredi Bankasi	314,311	231,957
		1,875,657

UNITED KINGDOM — 1.3%
Ashtead Group	6,149	442,268
AstraZeneca	170	21,429
Auto Trader Group	3,155	29,543
BAE Systems	17,152	269,231
Berkeley Group Holdings	8,232	483,658
BP	112,727	654,956
HSBC Holdings	54,354	423,082
JD Sports Fashion	74,755	111,706
Legal & General Group	74,166	227,398
Melrose Industries	39,029	313,443
Next	430	45,210
Rolls-Royce Holdings *	39,847	185,979
SSE	1,149	23,615
United Utilities Group	2,190	28,347
		3,259,865

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 0.8%
CONSUMER DISCRETIONARY — 0.2%
Stellantis	17,457	$456,669

CONSUMER STAPLES — 0.0%
JBS	15,200	70,418

ENERGY — 0.1%
Tenaris	11,856	210,580

HEALTH CARE — 0.0%
CSL	90	16,755

INDUSTRIALS — 0.5%
Experian	5,803	248,518
Schneider Electric	4,005	910,307
		1,158,825

		1,913,247
Total Common Stock
(Cost $44,601,945)		73,672,088
PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Cia Energetica de Minas Gerais(2)	117,149	281,142
Petroleo Brasileiro(2)	60,700	489,156

Total Preferred Stock
(Cost $548,143)		770,298
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SHORT-TERM INVESTMENT — 2.8%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.410% (A)
(Cost $6,852,308)	6,852,308	$6,852,308

Total Investments — 99.8%
(Cost $187,118,812)		$246,494,272

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	113	Mar-2024	$5,031,678	$5,015,392	$(16,286)

Percentages are based on Net Assets of $247,063,466.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series Vol — Volatility

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#	Total
Registered Investment Companies	$165,199,578	$–	$–	$165,199,578
Common Stock
Australia	–	887,367	–	887,367
Austria	–	103,876	–	103,876
Brazil	2,093,321	–	–	2,093,321

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3#		Total
Canada	$5,015,502	$–	$–		$5,015,502
Chile	–	167,697	–		167,697
China	–	6,656,580	–		6,656,580
Denmark	–	2,213,443	–		2,213,443
France	–	2,439,244	–		2,439,244
Germany	–	3,518,172	–		3,518,172
Hong Kong	–	43,153	–		43,153
Indonesia	–	1,058,038	–		1,058,038
Italy	193,270	2,345,782	–		2,539,052
Japan	–	16,524,373	–		16,524,373
Malaysia	–	80,488	–		80,488
Mexico	2,675,194	–	–		2,675,194
Netherlands	–	2,308,579	–		2,308,579
Poland	–	912,021	–		912,021
Portugal	–	19,875	–		19,875
Russia	–	–	–	(1)	–	(1)
Singapore	–	117,560	–		117,560
South Africa	235,881	137,313	–		373,194
South Korea	–	3,913,245	–		3,913,245
Spain	–	1,851,976	–		1,851,976
Sweden	–	1,514,618	–		1,514,618
Switzerland	–	1,574,775	–		1,574,775
Taiwan	2,189,706	5,501,644	–		7,691,350
Thailand	–	330,626	–		330,626
Turkey	–	1,875,657	–		1,875,657
United Kingdom	–	3,259,865	–		3,259,865
United States	70,418	1,842,829	–		1,913,247
Total Common Stock	12,473,292	61,198,796	–	(1)	73,672,088
Preferred Stock
Brazil	770,298	–	–		770,298
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	6,852,308	–	–		6,852,308
Total Investments in Securities	$185,295,476	$61,198,796	$–	(1)	$246,494,272

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contract^
Unrealized Depreciation	$(16,286)	$–	$–		$(16,286)
Total Other Financial Instruments	$(16,286)	$–	$–		$(16,286)

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes securities valued at zero.

^ Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments does not include futures.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.1%
	Shares	Value
AUSTRALIA — 0.2%
BlueScope Steel	1,841	$27,377
Brambles	6,239	61,261
Fortescue	24,313	410,356
REA Group	734	92,829
Rio Tinto	156	10,007
Wesfarmers	1,077	46,746
Woolworths Group	2,242	47,592
		696,168

AUSTRIA — 0.0%
Erste Group Bank	2,210	88,363

BRAZIL — 0.3%
Banco do Brasil	40,700	474,619
BB Seguridade Participacoes	15,400	103,780
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	108,160
CPFL Energia	10,600	75,463
Itau Unibanco Holding ADR	50,264	342,800
PRIO	21,300	187,930
Raia Drogasil	1,768	9,517
TIM	31,500	114,820
Ultrapar Participacoes	5,700	33,642
Vibra Energia	13,400	69,142

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Wheaton Precious Metals	1,224	$50,443
		1,570,316

CANADA — 0.8%
Canadian Natural Resources	10,494	731,019
Canadian Pacific Kansas City	3,723	316,104
Cenovus Energy	25,153	438,322
CGI, Cl A *	253	29,048
Constellation Software	22	61,249
Dollarama	718	55,540
Empire	508	12,873
George Weston	512	67,062
Hydro One	1,426	42,502
Imperial Oil	6,944	434,502
Intact Financial	1,593	264,899
National Bank of Canada	4,302	335,785
RB Global	1,078	81,330
Restaurant Brands International	442	34,320
Royal Bank of Canada	1,750	169,952
Sun Life Financial	2,183	115,942
Teck Resources, Cl B	2,215	85,114
WSP Global	1,366	216,825
		3,492,388

CHILE — 0.0%
Antofagasta	5,161	118,576

CHINA — 1.2%
AAC Technologies Holdings	22,000	54,695
Agricultural Bank of China, Cl A	44,800	26,071
Agricultural Bank of China, Cl H	831,000	340,914
Airtac International Group	1,046	40,076
Akeso *	7,000	41,975
Anhui Conch Cement, Cl A	3,288	10,934
Bank of Beijing, Cl A	26,800	19,300
Bank of China, Cl A	31,200	19,368
Bank of Communications, Cl A	23,300	20,285
Bank of Ningbo, Cl A	4,440	13,711
Bank of Shanghai, Cl A	12,297	11,161
Baoshan Iron & Steel, Cl A	43,800	40,547

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Beijing Enterprises Holdings	10,000	$37,618
BOE Technology Group, Cl A	72,900	40,402
BYD, Cl A	900	23,815
BYD, Cl H	1,000	24,630
BYD Electronic International	58,500	220,888
China CITIC Bank, Cl H	280,000	148,873
China Coal Energy, Cl H	84,000	90,461
China Communications Services, Cl H	22,000	9,345
China Construction Bank, Cl H	212,000	131,473
China Everbright Bank, Cl A	30,400	13,595
China Galaxy Securities, Cl H	70,500	37,043
China Hongqiao Group	48,500	37,533
China Merchants Bank, Cl A	5,100	22,626
China Merchants Securities, Cl A	5,500	10,781
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	20,523
China Minsheng Banking, Cl A	24,100	13,527
China Pacific Insurance Group, Cl A	3,700	13,126
China Petroleum & Chemical, Cl A	73,900	64,066
China Petroleum & Chemical, Cl H	204,000	112,395
China Resources Power Holdings	12,000	25,832
China Shenhua Energy, Cl H	100,500	386,693
China State Construction International Holdings	18,000	20,058
China Tourism Group Duty Free, Cl A	1,400	16,890
China Vanke, Cl A	6,100	8,491
COSCO SHIPPING Holdings, Cl H	96,250	103,617
Foshan Haitian Flavouring & Food, Cl A	3,089	17,391
Great Wall Motor, Cl H	60,500	68,284
Guotai Junan Securities, Cl A	7,677	16,089
Haier Smart Home, Cl A	7,541	25,164
Haitong Securities, Cl A	11,400	14,468
Huatai Securities, Cl A	8,200	16,543
Huaxia Bank, Cl A	20,800	18,322
Industrial & Commercial Bank of China, Cl A	16,300	12,068
Industrial Bank, Cl A	5,400	12,480
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,126
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	25,542
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	12,581
Kunlun Energy	18,000	15,345
Kweichow Moutai, Cl A	400	94,007
Lenovo Group	102,000	112,682
Li Auto, Cl A *	7,600	173,447

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Li Ning	35,000	$86,594
Luxshare Precision Industry, Cl A	9,015	34,560
Luzhou Laojiao, Cl A	1,700	41,298
Midea Group, Cl A	2,100	18,241
NARI Technology, Cl A	10,483	33,750
NetEase	1,700	36,928
New China Life Insurance, Cl A	2,100	9,553
New Oriental Education & Technology Group *	18,000	169,169
NXP Semiconductors	1,605	400,817
PetroChina, Cl A	27,100	33,234
PetroChina, Cl H	748,000	586,666
PICC Property & Casualty, Cl H	168,000	229,676
Ping An Bank, Cl A	7,000	10,282
Ping An Insurance Group of China, Cl A	3,200	19,015
Poly Developments and Holdings Group, Cl A	9,900	13,405
SAIC Motor, Cl A	6,000	12,460
Sany Heavy Industry, Cl A	12,400	23,968
Shanghai Pudong Development Bank, Cl A	10,000	9,926
Shenwan Hongyuan Group, Cl A	19,800	12,594
Sinopharm Group, Cl H	12,400	34,701
Sinotruk Hong Kong	66,000	174,603
Tongcheng Travel Holdings *	8,400	21,117
Weichai Power, Cl H	58,000	114,165
Wuliangye Yibin, Cl A	800	15,768
Xiaomi, Cl B *	4,800	8,066
Yankuang Energy Group, Cl H	81,000	186,790
Yonghui Superstores, Cl A *	19,700	7,223
Zhejiang Expressway, Cl H	84,000	64,060
		5,332,506

DENMARK — 0.4%
Danske Bank	7,177	211,148
DSV Panalpina	413	66,266
Novo Nordisk, Cl B	7,612	908,612
Pandora	2,919	472,062
ROCKWOOL International, Cl B	119	38,086
Vestas Wind Systems *	1,900	52,949
		1,749,123

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FINLAND — 0.0%
Wartsila Abp	1,330	$20,590

FRANCE — 0.4%
Air Liquide	812	165,041
Cie Generale des Etablissements Michelin SCA	12,006	444,300
Dassault Systemes	1,220	57,171
EssilorLuxottica	589	125,065
Hermes International SCA	98	245,230
L'Oreal	155	74,039
LVMH Moet Hennessy Louis Vuitton	89	81,233
Safran	787	165,027
SEB	1,574	186,532
TotalEnergies	4,339	276,564
		1,820,202

GERMANY — 0.6%
Bechtle	548	28,274
Brenntag	1,520	138,783
Commerzbank	10,794	124,951
Deutsche Boerse	247	51,709
Deutsche Telekom	9,643	229,205
GEA Group	875	35,294
Hannover Rueck	1,226	314,724
Heidelberg Materials	176	17,089
Mercedes-Benz Group	5,263	419,382
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	598,728
RWE	433	14,504
Siemens	2,716	537,684
Siemens Energy *	582	8,937
		2,519,264

HONG KONG — 0.0%
Techtronic Industries	2,500	26,971

INDONESIA — 0.2%
Adaro Energy Indonesia	1,134,000	174,773
Bank Mandiri Persero	930,600	415,675
Bank Negara Indonesia Persero	181,400	69,328

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Sumber Alfaria Trijaya	703,300	$123,075
		782,851

ITALY — 0.4%
Ferrari	239	101,520
Intesa Sanpaolo	227,211	723,533
Leonardo	11,312	241,853
Prysmian	4,171	208,157
UniCredit	18,029	603,875
		1,878,938

JAPAN — 2.7%
Advantest	10,000	470,759
Ajinomoto	7,700	283,216
Chiba Bank	52,300	425,933
Chugai Pharmaceutical	2,100	83,877
Daiichi Sankyo	4,500	148,203
Denso	5,200	95,656
Disco	600	195,532
Fuji Electric	500	30,449
FUJIFILM Holdings	2,600	165,612
Fujitsu	1,400	218,782
Hitachi	1,400	118,609
Hoya	2,900	378,557
Idemitsu Kosan	1,700	10,750
Inpex	1,600	21,326
Isuzu Motors	2,200	31,392
ITOCHU	9,400	408,345
Japan Post Bank	35,700	380,659
Japan Post Holdings	13,200	127,396
Japan Tobacco	22,500	584,471
JFE Holdings	5,700	93,482
Kansai Electric Power	1,200	15,347
Kawasaki Kisen Kaisha	1,400	66,824
KDDI	1,000	30,232
Marubeni	15,600	258,523
Mazda Motor	27,900	323,989
Mitsubishi	9,000	193,046
Mitsubishi HC Capital	82,700	571,442
Mitsubishi UFJ Financial Group	15,200	156,147
Mitsui	10,200	448,010

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsui OSK Lines	5,000	$171,230
Mizuho Financial Group	54,800	1,023,779
Nintendo	2,200	122,937
Nippon Sanso Holdings	1,800	52,206
Nippon Steel	14,000	347,419
Nippon Telegraph & Telephone	150,000	182,425
Nippon Yusen	21,000	668,776
Nissin Foods Holdings	5,400	157,401
Nitto Denko	600	55,166
Nomura Real Estate Holdings	2,400	59,743
Nomura Research Institute	2,400	67,440
Obayashi	8,900	86,165
Obic	100	15,660
Oriental Land	1,000	35,840
ORIX	7,500	157,579
Panasonic Holdings	8,000	75,629
Renesas Electronics	6,900	114,009
Resona Holdings	32,300	176,281
Sekisui House	1,200	26,731
Shin-Etsu Chemical	9,000	384,069
Sompo Holdings	1,000	58,626
Sony	3,700	318,748
Subaru	1,800	40,727
Sumitomo	5,600	131,465
Sumitomo Electric Industries	13,400	198,972
Sumitomo Mitsui Financial Group	2,900	161,572
Sumitomo Mitsui Trust Holdings	10,300	208,711
Takeda Pharmaceutical	1,200	35,096
TDK	1,800	93,846
Tokio Marine Holdings	1,400	40,903
Tokyo Electric Power Holdings *	25,900	140,114
Tokyo Electron	2,700	669,894
Tokyo Gas	3,700	80,986
		12,496,711

MALAYSIA — 0.0%
Telekom Malaysia	43,200	55,104

MEXICO — 0.5%
America Movil ADR	3,463	64,793
Arca Continental	27,900	300,767

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Cemex ADR *	4,061	$31,026
Coca-Cola Femsa ADR	4,480	434,784
Fibra Uno Administracion ‡	43,500	78,403
Grupo Bimbo, Ser A	50,900	212,956
Grupo Carso	17,100	148,113
Grupo Financiero Banorte, Cl O	6,600	68,268
Grupo Financiero Inbursa, Cl O	67,800	206,015
Grupo Mexico	14,300	69,729
Promotora y Operadora de Infraestructura	10,290	107,426
Southern Copper	3,615	292,309
Wal-Mart de Mexico	43,700	174,551
		2,189,140

NETHERLANDS — 0.3%
ASML Holding	1,245	1,181,508
BE Semiconductor Industries	977	176,952
Wolters Kluwer	1,037	163,763
		1,522,223

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	27,132

POLAND — 0.1%
Bank Polska Kasa Opieki	4,547	197,219
Budimex	513	93,772
Dino Polska *	183	21,294
LPP	14	62,976
mBank *	494	86,079
ORLEN	377	5,856
PGE Polska Grupa Energetyczna *	44,680	89,291
Powszechna Kasa Oszczednosci Bank Polski	7,038	98,077
Powszechny Zaklad Ubezpieczen	790	9,721
		664,285

PORTUGAL — 0.0%
Jeronimo Martins SGPS	551	13,194

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Evraz * (1)	16,851	$—

SINGAPORE — 0.0%
STMicroelectronics	553	25,110

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	12,218
FirstRand	5,526	18,695
Harmony Gold Mining ADR	13,821	78,918
Kumba Iron Ore	2,999	83,958
Shoprite Holdings	2,772	37,346
Sibanye Stillwater	53,377	55,015
		286,150

SOUTH KOREA — 0.7%
DB Insurance *	1,142	84,742
Hana Financial Group	4,656	198,103
Hankook Tire & Technology	3,250	132,406
Hanmi Semiconductor *	2,089	133,654
Hanwha Aerospace	457	64,398
HD Hyundai	623	33,118
Hyundai Mobis	204	37,209
Kakao	370	14,851
KB Financial Group	2,990	142,606
Kia *	3,952	370,097
Korea Zinc	112	37,656
Kumho Petrochemical *	346	38,426
LG Electronics	297	21,232
LG Innotek	574	87,229
Meritz Financial Group	1,869	116,652
Orion	313	21,831
POSCO Holdings	614	199,546
Posco International *	2,483	105,320
Samsung Electronics	19,327	1,066,714
Samsung Engineering *	748	13,834
Samsung Fire & Marine Insurance *	97	21,708
Samsung Securities	930	29,065
SK Telecom	1,281	50,707
		3,021,104

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SPAIN — 0.3%
Banco Bilbao Vizcaya Argentaria	17,512	$174,670
Banco Santander	70,225	292,662
CaixaBank	86,144	389,690
Iberdrola	18,507	212,556
Repsol	12,355	196,260
		1,265,838

SWEDEN — 0.3%
Alfa Laval	4,339	163,371
Atlas Copco, Cl A	25,804	448,271
Epiroc, Cl A	1,316	23,888
Investor, Cl B	10,944	275,343
Skandinaviska Enskilda Banken, Cl A	15,002	223,120
SKF, Cl B	7,831	171,045
		1,305,038

SWITZERLAND — 0.4%
Avolta *	317	12,398
Chocoladefabriken Lindt & Spruengli	5	61,188
Kuehne + Nagel International	809	272,379
Novartis	5,433	548,176
Partners Group Holding	76	109,278
Sika	290	83,873
Sonova Holding	131	40,407
Straumann Holding	350	55,321
Swiss Life Holding	60	43,614
UBS Group	1,015	28,980
VAT Group	336	168,655
Zurich Insurance Group	839	446,374
		1,870,643

TAIWAN — 1.2%
Accton Technology	11,000	181,021
Acer	51,000	72,939
Advantech	5,058	62,430
ASE Technology Holding	55,000	242,805
Asia Cement	40,000	51,202
Asustek Computer	4,000	57,635
Catcher Technology	22,000	137,073
Chailease Holding	20,898	115,541

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Compal Electronics	55,000	$63,512
Delta Electronics	9,000	83,868
E.Sun Financial Holding	216,064	172,735
Eclat Textile	1,000	17,092
Evergreen Marine Taiwan	16,800	88,010
Fubon Financial Holding	18,972	40,846
Gigabyte Technology	7,000	76,564
Global Unichip	1,000	50,400
Hon Hai Precision Industry	59,000	192,368
Hua Nan Financial Holdings	18,713	13,032
Inventec	39,000	67,932
Lite-On Technology	14,000	48,575
MediaTek	6,000	216,518
Mega Financial Holding	28,930	35,443
Micro-Star International	19,000	114,980
Novatek Microelectronics	19,000	361,634
Quanta Computer	14,000	102,877
Realtek Semiconductor	15,000	270,346
SinoPac Financial Holdings	26,327	16,753
Synnex Technology International	32,000	78,833
Taishin Financial Holding	148,552	81,800
Taiwan Cooperative Financial Holding	141,606	116,349
Taiwan Semiconductor Manufacturing ADR	12,673	1,630,635
Unimicron Technology	2,000	11,364
United Microelectronics	202,000	311,449
Wistron	27,000	98,868
Wiwynn	2,000	147,656
Yang Ming Marine Transport	17,000	26,821
Yuanta Financial Holding	162,002	140,783
Zhen Ding Technology Holding	26,000	82,744
		5,681,433

THAILAND — 0.0%
Bumrungrad Hospital NVDR	20,900	130,403
Delta Electronics Thailand NVDR	4,500	8,958
Krung Thai Bank NVDR	116,200	52,151
PTT Exploration & Production NVDR	2,800	11,758
		203,270

TURKEY — 0.3%
Akbank	75,504	100,345

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
BIM Birlesik Magazalar	10,804	$134,089
Ford Otomotiv Sanayi	2,480	80,680
Haci Omer Sabanci Holding	131,072	333,292
KOC Holding	53,467	287,748
Turk Hava Yollari AO *	6,054	54,571
Turkcell Iletisim Hizmetleri	29,483	63,158
Turkiye Is Bankasi, Cl C	386,393	137,024
Turkiye Petrol Rafinerileri	13,652	70,702
Yapi ve Kredi Bankasi	223,345	164,825
		1,426,434

UNITED KINGDOM — 0.5%
Ashtead Group	4,475	321,866
AstraZeneca	1,371	172,821
BAE Systems	12,198	191,469
Berkeley Group Holdings	6,339	372,438
BP	87,195	506,612
HSBC Holdings	28,902	224,968
JD Sports Fashion	39,370	58,830
Legal & General Group	52,042	159,564
Melrose Industries	26,222	210,589
Next	390	41,004
Rolls-Royce Holdings *	23,217	108,362
SSE	784	16,113
		2,384,636

UNITED STATES — 39.2%
COMMUNICATION SERVICES — 3.1%
Alphabet, Cl A *	17,280	2,392,589
Alphabet, Cl C *	9,059	1,266,267
AT&T	20,459	346,371
Atlanta Braves Holdings, Cl C *	45	1,752
Charter Communications, Cl A *	567	166,658
Comcast, Cl A	14,600	625,610
Electronic Arts	1,103	153,846
Fox, Cl A	1,383	41,200
Fox, Cl B	2,469	67,601
Interpublic Group	1,698	53,317
Liberty Media -Liberty Formula One, Cl A *	600	39,330
Liberty Media -Liberty Formula One, Cl C *	946	68,831
Live Nation Entertainment *	922	89,416

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Meta Platforms, Cl A	12,003	$5,883,030
Netflix *	1,457	878,454
News, Cl B	1,712	47,919
Omnicom Group	1,356	119,857
Paramount Global, Cl A	193	4,068
Pinterest, Cl A *	1,730	63,491
ROBLOX, Cl A *	808	32,239
Roku, Cl A *	284	17,943
Sirius XM Holdings	6,100	26,962
Snap, Cl A *	3,407	37,545
Spotify Technology *	162	41,538
Take-Two Interactive Software *	447	65,678
TKO Group Holdings, Cl A	262	21,937
T-Mobile US	1,879	306,841
Trade Desk, Cl A *	830	70,907
Verizon Communications	17,885	715,758
Walt Disney	3,382	377,364
Warner Bros Discovery *	10,089	88,682
Warner Music Group, Cl A	700	24,451
		14,137,452

CONSUMER DISCRETIONARY — 4.1%
Airbnb, Cl A *	496	78,105
Amazon.com *	19,463	3,440,280
Aptiv *	1,032	82,034
AutoNation *	4,486	672,003
AutoZone *	127	381,765
Best Buy	1,744	141,055
Booking Holdings *	55	190,786
Burlington Stores *	127	26,048
Caesars Entertainment *	615	26,734
CarMax *	1,199	94,721
Carnival *	5,567	88,293
Chipotle Mexican Grill, Cl A *	112	301,142
Choice Hotels International	455	50,933
Darden Restaurants	979	167,125
Deckers Outdoor *	79	70,752
Dick's Sporting Goods	2,972	528,689
Domino's Pizza	262	117,468
DoorDash, Cl A *	1,118	139,269

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
DR Horton	4,399	$657,387
eBay	3,294	155,740
Expedia Group *	550	75,251
Ford Motor	12,647	157,329
Gap	5,512	104,397
Garmin	663	91,063
General Motors	5,935	243,216
Gentex	1,373	50,156
Genuine Parts	797	118,960
Hilton Worldwide Holdings	744	152,014
Home Depot	2,467	938,965
Las Vegas Sands	1,152	62,807
Lennar, Cl A	1,017	161,205
Lennar, Cl B	77	11,347
LKQ	2,059	107,665
Lowe's	1,581	380,499
Lululemon Athletica *	912	425,986
Marriott International, Cl A	824	205,893
McDonald's	1,154	337,291
MGM Resorts International *	1,594	68,988
NIKE, Cl B	2,054	213,472
NVR *	33	251,644
Ollie's Bargain Outlet Holdings *	500	40,085
O'Reilly Automotive *	376	408,870
Penske Automotive Group	3,074	471,859
Phinia	145	4,962
Polaris	766	71,016
Pool	769	306,154
PulteGroup	8,275	896,845
Ralph Lauren, Cl A	503	93,518
Rivian Automotive, Cl A *	3,828	43,333
Ross Stores	1,244	185,306
Royal Caribbean Cruises *	4,545	560,626
Starbucks	1,808	171,579
Stellantis	13,961	365,215
Tesla *	3,211	648,237
Thor Industries	684	87,675
TJX	3,889	385,555
Toll Brothers	7,686	881,123
TopBuild *	889	357,716
Tractor Supply	1,436	365,204

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Ulta Beauty *	245	$134,397
Williams-Sonoma	2,632	619,915
Wingstop	242	84,954
Yum! Brands	1,015	140,496
		18,893,117

CONSUMER STAPLES — 2.2%
Albertsons, Cl A	3,994	80,998
Altria Group	3,770	154,231
Archer-Daniels-Midland	1,716	91,137
Brown-Forman, Cl A	439	26,314
Brown-Forman, Cl B	866	52,159
Bunge Global	830	78,327
Campbell Soup	2,762	117,772
Casey's General Stores	473	144,024
Church & Dwight	1,050	105,126
Clorox	278	42,620
Coca-Cola	7,652	459,273
Colgate-Palmolive	2,292	198,304
Conagra Brands	3,176	89,182
Constellation Brands, Cl A	601	149,361
Costco Wholesale	745	554,198
Dollar General	1,074	156,063
Dollar Tree *	923	135,386
Estee Lauder, Cl A	451	67,010
General Mills	2,434	156,214
Hershey	837	157,289
Hormel Foods	2,432	85,898
J M Smucker	712	85,561
JBS	9,800	45,401
Kellanova	1,594	87,909
Kenvue	6,427	122,113
Keurig Dr Pepper	3,013	90,119
Kimberly-Clark	1,325	160,550
Kraft Heinz	2,761	97,408
Kroger	6,365	315,768
Lamb Weston Holdings	946	96,691
McCormick	1,355	92,994
Molson Coors Beverage, Cl B	1,511	94,317
Mondelez International, Cl A	2,561	187,132

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Monster Beverage *	1,746	$103,189
PepsiCo	4,328	715,592
Philip Morris International	2,469	222,111
Procter & Gamble	5,424	862,091
Sysco	2,262	183,154
Target	6,587	1,007,284
Tyson Foods, Cl A	2,089	113,307
US Foods Holding *	859	43,629
Walgreens Boots Alliance	4,174	88,739
Walmart	33,243	1,948,372
WK Kellogg	599	8,762
		9,873,079

ENERGY — 2.1%
APA	1,175	35,003
Baker Hughes, Cl A	4,219	124,840
Cheniere Energy	1,146	177,859
Chesapeake Energy	702	58,112
Chevron	4,514	686,173
ConocoPhillips	4,317	485,835
Coterra Energy	6,460	166,539
Devon Energy	7,650	337,059
Diamondback Energy	3,158	576,398
EOG Resources	3,964	453,719
EQT	2,177	80,876
Exxon Mobil	13,065	1,365,554
Halliburton	4,879	171,107
Hess	1,353	197,200
HF Sinclair	601	33,355
Kinder Morgan	8,942	155,501
Marathon Oil	33,202	805,149
Marathon Petroleum	3,530	597,382
Occidental Petroleum	6,234	377,843
ONEOK	2,804	210,636
Ovintiv	1,213	59,934
Phillips 66	1,969	280,602
Pioneer Natural Resources	1,593	374,658
Schlumberger	5,309	256,584
Targa Resources	7,200	707,328
Tenaris	10,560	187,561

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Texas Pacific Land	23	$36,235
Valero Energy	2,665	376,991
Williams	5,634	202,486
		9,578,519

FINANCIALS — 4.8%
Aflac	3,450	278,553
Allstate	2,417	385,560
American Express	1,429	313,551
American Financial Group	105	13,405
American International Group	7,003	510,449
Ameriprise Financial	1,966	800,870
Aon, Cl A	1,345	425,007
Apollo Global Management	786	87,875
Arch Capital Group *	4,421	387,235
Ares Management, Cl A	500	66,315
Arthur J Gallagher	528	128,795
Assurant	1,057	191,793
Assured Guaranty	510	46,716
Bank of America	11,454	395,392
Bank of New York Mellon	2,474	138,767
Bank OZK	2,910	127,458
Berkshire Hathaway, Cl B *	3,157	1,292,476
BlackRock, Cl A	261	211,760
Blackstone, Cl A	238	30,421
Block, Cl A *	1,113	88,450
Brown & Brown	1,634	137,599
Capital One Financial	1,225	168,572
Carlyle Group	1,244	57,037
Cboe Global Markets	418	80,256
Charles Schwab	2,422	161,741
Chubb	656	165,096
Cincinnati Financial	1,095	124,830
Citigroup	2,537	140,778
Citizens Financial Group	2,164	67,928
CME Group, Cl A	1,016	223,876
Coinbase Global, Cl A *	470	95,673
Corebridge Financial	2,089	51,870
Discover Financial Services	1,574	189,982
East West Bancorp	3,823	278,544

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Equitable Holdings	1,214	$41,567
Erie Indemnity, Cl A	189	76,900
Everest Group	251	92,589
Eversource Energy	830	48,721
FactSet Research Systems	295	136,461
Fidelity National Financial	3,852	194,834
Fidelity National Information Services	2,179	150,765
Fifth Third Bancorp	3,609	123,933
First American Financial	1,333	77,861
First Citizens BancShares, Cl A	181	284,860
Fiserv *	965	144,046
FleetCor Technologies *	691	192,976
Franklin Resources	2,087	57,288
Global Payments	459	59,532
Globe Life	786	99,767
Goldman Sachs Group	879	341,975
Hartford Financial Services Group	3,402	326,048
Huntington Bancshares	7,704	100,460
Interactive Brokers Group, Cl A	618	67,189
Intercontinental Exchange	2,113	292,481
Jack Henry & Associates	343	59,603
Jefferies Financial Group	1,798	75,192
JPMorgan Chase	17,146	3,190,185
KeyCorp	3,591	51,244
KKR	2,096	205,953
Loews	807	60,630
LPL Financial Holdings	431	115,461
M&T Bank	1,213	169,505
Markel Group *	93	138,801
Marsh & McLennan	1,203	243,331
Mastercard, Cl A	1,581	750,596
MetLife	3,415	238,162
Moody's	553	209,819
Morgan Stanley	6,904	594,020
Morningstar	165	49,267
MSCI, Cl A	229	128,462
Nasdaq	4,851	272,626
Northern Trust	1,093	89,768
PayPal Holdings *	4,853	292,830
PNC Financial Services Group	1,285	189,152
Primerica	147	36,053

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Principal Financial Group	1,334	$107,867
Progressive	2,923	554,084
Prudential Financial	1,615	176,019
Raymond James Financial	865	104,077
Regions Financial	6,591	122,790
S&P Global	487	208,621
State Street	992	73,140
Synchrony Financial	3,575	147,648
T Rowe Price Group	1,288	145,995
Tradeweb Markets, Cl A	588	62,222
Travelers	1,437	317,520
Truist Financial	4,534	158,599
US Bancorp	4,207	176,526
Visa, Cl A	3,593	1,015,526
Wells Fargo	5,840	324,646
Willis Towers Watson	543	148,027
WR Berkley	2,502	209,167
		21,988,017

HEALTH CARE — 4.4%
Abbott Laboratories	2,975	352,954
AbbVie	4,768	839,406
Agilent Technologies	1,063	146,014
Align Technology *	400	120,968
Alnylam Pharmaceuticals *	471	71,163
Amgen	1,106	302,856
Avantor *	3,193	78,676
Baxter International	2,872	117,522
Becton Dickinson	1,184	278,891
Biogen *	409	88,749
BioMarin Pharmaceutical *	869	74,977
Bio-Rad Laboratories, Cl A *	108	35,195
Bio-Techne	492	36,196
Boston Scientific *	1,639	108,518
Bristol-Myers Squibb	9,532	483,749
Cardinal Health	1,059	118,587
Cencora, Cl A	2,436	573,922
Centene *	2,173	170,428
Charles River Laboratories International *	231	58,718
Chemed	99	61,987

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Cigna Group	1,265	$425,217
Cooper	1,264	118,310
CVS Health	2,070	153,946
Danaher	2,890	731,575
DexCom *	572	65,820
Edwards Lifesciences *	1,770	150,220
Elevance Health	1,369	686,211
Eli Lilly	4,461	3,362,166
Exact Sciences *	581	33,425
Fortrea Holdings *	887	33,298
GE HealthCare Technologies	2,077	189,589
Gilead Sciences	2,875	207,287
HCA Healthcare	3,022	941,957
Hologic *	2,393	176,603
Humana	888	311,084
IDEXX Laboratories *	548	315,226
Illumina *	350	48,940
Incyte *	883	51,532
Insulet *	150	24,600
Intuitive Surgical *	307	118,379
IQVIA Holdings *	855	211,322
Johnson & Johnson	5,723	923,578
Laboratory Corp of America Holdings	684	147,628
McKesson	1,631	850,420
Medtronic	2,138	178,224
Merck	4,075	518,136
Mettler-Toledo International *	125	155,903
Moderna *	1,226	113,086
Molina Healthcare *	1,447	569,988
Neurocrine Biosciences *	250	32,600
Pfizer	15,718	417,470
Quest Diagnostics	1,882	235,043
Regeneron Pharmaceuticals *	499	482,079
ResMed	513	89,118
Revvity	501	54,905
Royalty Pharma, Cl A	1,078	32,707
STERIS	377	87,807
Stryker	644	224,801
Thermo Fisher Scientific	804	458,425
United Therapeutics *	1,086	245,045
UnitedHealth Group	1,492	736,451

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Veeva Systems, Cl A *	496	$111,853
Vertex Pharmaceuticals *	1,035	435,466
Viatris, Cl W	3,810	47,130
Waters *	248	83,680
West Pharmaceutical Services	206	73,822
Zimmer Biomet Holdings	951	118,266
Zoetis, Cl A	2,370	470,042
		20,369,856

INDUSTRIALS — 6.8%
3M	1,995	183,779
A O Smith	254	21,057
Acuity Brands	141	35,425
AECOM	1,348	119,743
Air Lease, Cl A	1,150	46,115
Allegion	314	40,151
Allison Transmission Holdings	2,427	182,826
AMETEK	1,350	243,243
Automatic Data Processing	776	194,877
Axon Enterprise *	388	119,260
AZEK, Cl A *	5,412	260,371
Boeing *	914	186,200
Booz Allen Hamilton Holding, Cl A	3,663	541,062
Broadridge Financial Solutions	1,442	293,562
Builders FirstSource *	4,773	931,594
Carlisle	851	297,850
Carrier Global	2,816	156,513
Caterpillar	2,032	678,607
Cintas	912	573,292
Copart *	8,172	434,342
Core & Main, Cl A *	793	37,850
CSX	9,672	366,956
Cummins	934	250,882
Deere	1,005	366,875
Delta Air Lines	10,892	460,405
Dover	2,700	446,526
Eaton	3,722	1,075,658
Emerson Electric	2,734	292,128
Equifax	514	140,625
Esab	5,293	524,642

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Expeditors International of Washington	1,977	$236,449
Experian	4,503	192,845
Fastenal	6,804	496,760
FedEx	1,334	332,126
Ferguson	683	144,420
Fortive	1,538	130,930
General Dynamics	746	203,844
General Electric	5,301	831,674
Graco	797	72,734
HEICO	516	99,794
HEICO, Cl A	280	43,565
Honeywell International	1,106	219,795
Howmet Aerospace	4,905	326,428
Hubbell, Cl B	1,447	550,829
IDEX	1,052	248,167
Illinois Tool Works	977	256,121
Ingersoll Rand	6,635	605,975
ITT	1,371	172,938
Jacobs Solutions	2,452	359,586
JB Hunt Transport Services	1,400	288,834
Johnson Controls International	2,338	138,573
L3Harris Technologies	542	114,720
Landstar System	1,364	259,433
Leidos Holdings	1,197	153,048
Lennox International	798	376,026
Lincoln Electric Holdings	259	66,459
Lockheed Martin	707	302,766
Masco	908	69,698
NEXTracker, Cl A *	280	15,752
Nordson	654	173,735
Norfolk Southern	1,009	255,660
Northrop Grumman	393	181,181
nVent Electric	2,244	151,066
Old Dominion Freight Line	1,818	804,429
Otis Worldwide	1,188	113,216
Owens Corning	1,821	272,749
PACCAR	5,601	621,095
Parker-Hannifin	1,561	835,837
Paychex	1,455	178,412
Paycom Software	173	31,553
Paylocity Holding *	162	27,315

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Pentair	704	$54,764
Quanta Services	3,315	800,606
Regal Beloit	654	112,154
Republic Services, Cl A	927	170,197
Rockwell Automation	385	109,756
Rollins	2,592	114,229
RTX	2,312	207,317
Ryder System	349	39,821
Saia *	479	275,617
Schneider Electric	3,162	718,699
Snap-on	913	251,678
Southwest Airlines	2,253	77,210
SS&C Technologies Holdings	1,137	72,495
Stanley Black & Decker	966	86,254
Textron	857	76,333
Timken	1,565	131,444
Toro	245	22,616
Trane Technologies	3,875	1,092,634
TransDigm Group	164	193,149
TransUnion	731	56,748
Uber Technologies *	4,875	387,563
U-Haul Holding *	93	5,987
U-Haul Holding, Cl B	878	55,814
Union Pacific	2,554	647,924
United Airlines Holdings *	2,529	115,044
United Parcel Service, Cl B	2,731	404,898
United Rentals	2,105	1,459,333
Veralto	369	31,889
Verisk Analytics, Cl A	984	238,030
Vertiv Holdings, Cl A	8,926	603,576
Waste Management	1,802	370,581
Watsco	501	197,454
Westinghouse Air Brake Technologies	1,548	218,717
WW Grainger	718	698,944
XPO *	3,934	473,339
Xylem	849	107,865
		31,139,632

INFORMATION TECHNOLOGY — 9.8%
Accenture, Cl A	3,511	1,315,853

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Adobe *	741	$415,167
Advanced Micro Devices *	1,807	347,902
Akamai Technologies *	1,533	170,040
Amdocs	1,283	117,010
Amphenol, Cl A	1,339	146,272
Analog Devices	798	153,072
ANSYS *	174	58,146
Apple	37,645	6,804,334
Applied Materials	1,395	281,260
AppLovin, Cl A *	3,603	215,171
Arista Networks *	1,751	485,973
Arrow Electronics *	337	39,598
Aspen Technology *	97	18,807
Atlassian, Cl A *	212	43,973
Autodesk *	718	185,366
Bentley Systems, Cl B	1,002	51,473
Broadcom	2,109	2,742,734
Cadence Design Systems *	1,859	565,842
CDW	2,357	580,317
Cisco Systems	9,376	453,517
Cloudflare, Cl A *	528	52,029
Cognizant Technology Solutions, Cl A	2,244	177,321
Corning	4,142	133,538
Crowdstrike Holdings, Cl A *	236	76,499
Datadog, Cl A *	325	42,724
Dell Technologies, Cl C	1,214	114,917
DocuSign, Cl A *	653	34,785
Dynatrace *	932	46,181
Enphase Energy *	452	57,409
Entegris	400	53,744
EPAM Systems *	688	209,427
Fair Isaac *	436	553,681
First Solar *	557	85,717
Flex *	1,608	45,265
Fortinet *	5,026	347,347
Gartner *	556	258,851
Gen Digital	3,804	81,748
GLOBALFOUNDRIES *	690	37,722
GoDaddy, Cl A *	694	79,220
Hewlett Packard Enterprise	7,177	109,306
HP	4,159	117,824

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
HubSpot *	274	$169,554
Intel	6,743	290,286
International Business Machines	3,130	579,144
Intuit	196	129,926
Jabil	3,248	468,004
Juniper Networks	1,278	47,324
Keysight Technologies *	2,743	423,245
KLA	1,478	1,008,439
Kyndryl Holdings *	6,559	144,101
Lam Research	853	800,327
Manhattan Associates *	440	111,465
Marvell Technology	3,339	239,273
Microchip Technology	3,405	286,497
Micron Technology	1,766	160,017
Microsoft	19,960	8,256,254
MongoDB, Cl A *	27	12,085
Monolithic Power Systems	140	100,806
Motorola Solutions	1,182	390,521
NetApp	1,110	98,923
Nutanix, Cl A *	2,571	162,384
NVIDIA	10,037	7,940,471
Okta, Cl A *	678	72,749
ON Semiconductor *	1,706	134,638
Oracle	3,114	347,772
Palantir Technologies, Cl A *	5,170	129,664
Palo Alto Networks *	605	187,883
Pegasystems	493	32,065
PTC *	527	96,446
QUALCOMM	3,005	474,159
Roper Technologies	344	187,387
Salesforce *	1,182	365,025
Seagate Technology Holdings	1,276	118,732
ServiceNow *	117	90,247
Skyworks Solutions	1,111	116,566
Snowflake, Cl A *	440	82,843
Splunk *	600	93,732
Super Micro Computer *	143	123,855
Synopsys *	991	568,566
TD SYNNEX	434	45,093
TE Connectivity	1,162	166,817
Teledyne Technologies *	930	397,361

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Teradyne	2,561	$265,294
Texas Instruments	1,524	255,011
Trimble *	1,952	119,443
Twilio, Cl A *	740	44,097
Tyler Technologies *	104	45,463
UiPath, Cl A *	1,839	43,676
Unity Software *	1,084	31,783
VeriSign *	563	109,948
Vontier	628	27,004
Western Digital *	1,814	107,879
Workday, Cl A *	241	71,013
Zebra Technologies, Cl A *	354	98,936
Zoom Video Communications, Cl A *	1,395	98,668
Zscaler *	219	52,991
		44,928,934

MATERIALS — 1.2%
Air Products & Chemicals	611	142,998
Albemarle	598	82,434
Amcor	15,203	137,739
Avery Dennison	783	169,543
Ball	1,853	118,629
Celanese, Cl A	736	111,850
CF Industries Holdings	1,501	121,161
Corteva	2,267	121,330
Crown Holdings	438	33,560
Dow	2,256	126,065
DuPont de Nemours	1,894	131,046
Eagle Materials	274	69,473
Eastman Chemical	425	37,289
Ecolab	728	163,684
Element Solutions	2,957	69,490
Freeport-McMoRan	9,542	360,783
Graphic Packaging Holding	1,659	43,051
International Flavors & Fragrances	1,296	97,848
International Paper	1,935	68,422
Linde	799	358,607
LyondellBasell Industries, Cl A	1,878	188,326
Martin Marietta Materials	377	217,797
Mosaic	2,103	65,529

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Newmont	1,835	$57,344
Nucor	3,519	676,704
Packaging Corp of America	1,155	209,274
PPG Industries	791	112,006
Reliance	1,913	614,494
RPM International	1,535	177,062
Sherwin-Williams	613	203,534
Steel Dynamics	3,905	522,567
Vulcan Materials	325	86,401
Westlake	200	27,742
		5,723,782

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,103	285,135
CoStar Group *	819	71,278
Zillow Group, Cl C *	796	44,695
		401,108

UTILITIES — 0.6%
AES	2,704	41,101
Alliant Energy	1,020	48,705
Ameren	950	67,630
American Electric Power	1,708	145,505
American Water Works	463	54,884
Atmos Energy	1,028	116,071
Avangrid	928	28,889
CenterPoint Energy	2,026	55,715
CMS Energy	1,972	113,134
Consolidated Edison	1,001	87,297
Constellation Energy	966	162,723
Dominion Energy	2,310	110,487
DTE Energy	954	103,366
Duke Energy	1,937	177,875
Edison International	1,113	75,706
Entergy	1,042	105,836
Essential Utilities	800	27,824
Evergy	1,889	93,581
Exelon	2,885	103,398
FirstEnergy	2,829	103,570
NextEra Energy	2,637	145,536

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
NiSource	1,604	$41,800
PG&E	6,191	103,328
PPL	4,512	118,981
Public Service Enterprise Group	1,448	90,355
Sempra	1,826	128,916
Southern	3,186	214,259
Vistra	3,221	175,673
WEC Energy Group	243	19,073
Xcel Energy	931	49,054
		2,910,272

		179,943,768
Total Common Stock
(Cost $140,583,738)		234,477,469
REGISTERED INVESTMENT COMPANIES — 47.4%

EQUITY FUNDS — 47.4%
AQR International Defensive Style Fund, Cl R6 *	360,553	5,011,688
AQR Large Cap Defensive Style Fund, Cl R6 *	317,459	7,374,569
Avantis Emerging Markets Equity ETF	184,718	10,490,135
Avantis International Equity ETF	58,174	3,560,830
Avantis International Small Cap Value ETF	67,034	4,176,888
Avantis U.S. Small Capital Value ETF	78,433	6,986,027
DFA Emerging Markets Portfolio, Cl I *	335,916	9,281,352
DFA Emerging Markets Small Cap Portfolio, Cl I *	375,996	8,557,669
DFA Emerging Markets Targeted Value Portfolio, Cl I *	142,277	1,566,466
DFA International High Relative Profitability Portfolio, Cl I *	733,421	9,585,817
DFA International Real Estate Securities, Cl I *	1,399,509	4,870,292
DFA International Small Cap Growth Portfolio, Cl I *	113,213	1,702,730
DFA International Small Cap Value Portfolio, Cl I *	435,335	9,233,466
DFA International Value Portfolio, Cl I *	454,956	9,226,504
DFA Large Cap International Portfolio, Cl I *	643,360	17,293,530
DFA Real Estate Securities Portfolio, Cl I *	345,979	13,171,434
DFA US Small Cap Portfolio, Cl I *	221,192	9,922,685

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Targeted Value Portfolio, Cl I *	564,748	$17,896,852
Dimensional Emerging Markets High Profitability	207,352	5,011,698
Dimensional US Targeted Value ETF	80,160	4,150,685
iShares MSCI Global Min Vol Factor ETF	230,030	23,702,291
iShares MSCI USA Momentum Factor ETF	63,098	11,497,087
Schwab International Small-Cap Equity ETF	49,142	1,687,045
Vanguard Small Cap Value ETF	24,094	4,399,323
Vanguard US Momentum Factor ETF	38,470	5,635,855
Vanguard US Quality Factor ETF	28,129	3,744,532
Vanguard US Value Factor ETF	68,077	7,663,401
Total Registered Investment Companies
(Cost $169,816,400)		217,400,851
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	7,279	17,468
Petroleo Brasileiro(2)	48,500	390,841

Total Preferred Stock
(Cost $255,278)		408,309
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	241	3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SHORT-TERM INVESTMENT — 1.3%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.410% (A)
(Cost $6,129,481)	6,129,481	$6,129,481

Total Investments — 99.9%
(Cost $316,784,897)		$458,419,872

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

A list of open futures contracts held by the Fund at February 29, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	93	Mar-2024	$4,141,204	$4,127,712	$(13,492)
S&P 500 Index E-MINI	1	Mar-2024	236,939	255,188	18,249
S&P TSX 60 Index	3	Mar-2024	544,512	570,578	26,499
			$4,922,655	$4,953,478	$31,256

Percentages are based on Net Assets of $458,890,557.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3#		Total
Common Stock
Australia	$–	$696,168	$–		$696,168
Austria	–	88,363	–		88,363
Brazil	1,570,316	–	–		1,570,316
Canada	3,492,388	–	–		3,492,388
Chile	–	118,576	–		118,576
China	400,817	4,931,689	–		5,332,506
Denmark	–	1,749,123	–		1,749,123
Finland	–	20,590	–		20,590
France	–	1,820,202	–		1,820,202
Germany	–	2,519,264	–		2,519,264
Hong Kong	–	26,971	–		26,971
Indonesia	–	782,851	–		782,851
Italy	101,520	1,777,418	–		1,878,938
Japan	–	12,496,711	–		12,496,711
Malaysia	–	55,104	–		55,104
Mexico	2,189,140	–	–		2,189,140
Netherlands	–	1,522,223	–		1,522,223
Philippines	–	27,132	–		27,132
Poland	–	664,285	–		664,285
Portugal	–	13,194	–		13,194
Russia	–	–	–	(1)	–	(1)
Singapore	–	25,110	–		25,110
South Africa	162,876	123,274	–		286,150
South Korea	–	3,021,104	–		3,021,104
Spain	–	1,265,838	–		1,265,838
Sweden	–	1,305,038	–		1,305,038
Switzerland	–	1,870,643	–		1,870,643
Taiwan	1,630,635	4,050,798	–		5,681,433
Thailand	–	203,270	–		203,270
Turkey	–	1,426,434	–		1,426,434
United Kingdom	–	2,384,636	–		2,384,636
United States	178,479,448	1,464,320	–		179,943,768
Total Common Stock	188,027,140	46,450,329	–	(1)	234,477,469
Registered Investment Companies	217,400,851	–	–		217,400,851
Preferred Stock
Brazil	408,309	–	–		408,309
Rights	–	–	3,762		3,762
Warrants	–	–	–	(1)	–	(1)
Short-Term Investment	6,129,481	–	–		6,129,481
Total Investments in Securities	$411,965,781	$46,450,329	$3,762		$458,419,872

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$44,748	$–	$–	$44,748
Unrealized Depreciation	(13,492)	–	–	(13,492)
Total Other Financial Instruments	$31,256	$–	$–	$31,256

# A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1) Includes security valued at zero.

^ Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.2%
	Shares	Value
EQUITY FUNDS — 99.2%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$6,870,553
AQR International Defensive Style Fund, Cl R6	4,637	64,454
AQR International Multi-Style Fund, Cl R6	1,038,391	13,758,675
AQR Large Cap Defensive Style Fund, Cl R6	14,345	333,237
AQR Large Capital Multi-Style Fund, Cl R6	1,087,776	19,982,448
Avantis Emerging Markets Equity ETF	51,424	2,920,369
Avantis International Equity ETF	54,414	3,330,681
Avantis International Small Cap Value ETF	23,085	1,438,426
DFA Emerging Markets Portfolio, Cl I	125,208	3,459,496
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,051,274
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,646	370,440
DFA International High Relative Profitability Portfolio, Cl I	234,080	3,059,423
DFA International Small Cap Growth Portfolio, Cl I	30,149	453,442
DFA International Small Cap Value Portfolio, Cl I	149,638	3,173,813
DFA Large Cap International Portfolio, Cl I	222,071	5,969,272
DFA Real Estate Securities Portfolio, Cl I	54,944	2,091,727
DFA US High Relative Profitability Portfolio, Cl I	412,431	9,098,219
Dimensional Emerging Markets High Profitability	72,094	1,742,512
Dimensional International Value ETF	91,494	3,183,076
Dimensional US Core Equity 2 ETF	145,685	4,482,727
Dimensional US Equity ETF	311,583	17,243,003
Dimensional US Marketwide Value ETF	218,573	8,465,332
Dimensional US Small Cap ETF	47,433	2,850,249
Dimensional US Targeted Value ETF	177,534	9,192,711
iShares MSCI Global Min Vol Factor ETF	73,672	7,591,163
iShares MSCI USA Momentum Factor ETF	8,304	1,513,072
Schwab International Small-Cap Equity ETF	11,998	411,891

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 29, 2024 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	7,431	$1,356,826
Vanguard US Momentum Factor ETF	2,889	423,239
Vanguard US Quality Factor ETF	8,804	1,171,989
Vanguard US Value Factor ETF	17,776	2,001,037
Total Registered Investment Companies
(Cost $104,254,443)		140,054,776
SHORT-TERM INVESTMENT — 0.8%

DWS Government Money Market Series, Institutional Shares, 5.410% (A)
(Cost $1,142,494)	1,142,494	1,142,494

Total Investments — 100.0%
(Cost $105,396,937)		$141,197,270

Percentages are based on Net Assets of $141,153,739.

(A)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
ETF — Exchange-Traded Fund Min — Minimum
MSCI — Morgan Stanley Capital International Vol — Volatility

As of February 29, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 46.3%
	Shares	Value
AUSTRALIA — 0.2%
Rio Tinto Finance USA
5.000%, 03/09/33	$421,000	$420,566

CANADA — 1.9%
Athabasca Oil
9.750%, 11/01/26	730,000	769,515
Canadian National Railway
5.850%, 11/01/33	166,000	176,324
3.850%, 08/05/32	285,000	262,108
Canadian Natural Resources
3.850%, 06/01/27	461,000	441,838
2.950%, 07/15/30	14,000	12,163
Fairfax Financial Holdings
6.000%, 12/07/33	312,000	313,443
4.850%, 04/17/28	25,000	24,442
4.625%, 04/29/30	75,000	70,750
goeasy
4.375%, 05/01/26	835,000	798,779
Kinross
6.250%, 07/15/33	333,000	339,878
National Bank of Canada
5.600%, 12/18/28	403,000	407,082
		3,616,322

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
GERMANY — 0.7%
Deutsche Bank NY
7.079%, SOFRRATE + 3.650%, 02/10/34(A)	$564,000	$562,159
Kreditanstalt fuer Wiederaufbau
1.250%, 01/31/25	820,000	791,634
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	35,196
		1,388,989

JAPAN — 1.1%
Mitsubishi UFJ Financial Group
4.050%, 09/11/28	480,000	465,216
3.741%, 03/07/29	252,000	238,020
Mizuho Financial Group
2.651%, H15T1Y + 0.900%, 05/22/26(A)	594,000	573,395
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	165,688
Sumitomo Mitsui Financial Group
5.808%, 09/14/33	200,000	207,228
0.948%, 01/12/26	319,000	294,812
		1,944,359

LUXEMBOURG — 0.2%
ArcelorMittal
4.550%, 03/11/26	446,000	439,377

SPAIN — 0.2%
Telefonica Emisiones
4.103%, 03/08/27	494,000	478,466

SUPRANATIONAL — 2.2%
Asian Development Bank
0.625%, 04/29/25	1,000,000	950,777
European Investment Bank
3.625%, 07/15/30	2,000,000	1,917,778
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	650,059
0.875%, 07/15/26	432,000	396,276

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Nordic Investment Bank
4.375%, 03/14/28	$359,000	$357,784
		4,272,674

SWITZERLAND — 0.1%
UBS
1.250%, 06/01/26	213,000	195,291

UNITED KINGDOM — 2.0%
Barclays
5.304%, H15T1Y + 2.300%, 08/09/26(A)	204,000	202,697
BAT International Finance
1.668%, 03/25/26	251,000	232,545
GlaxoSmithKline Capital
3.625%, 05/15/25	95,000	93,348
3.375%, 06/01/29	11,000	10,338
Harbour Energy
5.500%, 10/15/26	812,000	791,416
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(A)	200,000	205,925
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	195,284
Lloyds Banking Group
4.450%, 05/08/25	395,000	389,937
1.627%, H15T1Y + 0.850%, 05/11/27(A)	204,000	187,105
National Grid
5.809%, 06/12/33	55,000	55,573
5.602%, 06/12/28	356,000	360,430
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26(A)	506,000	519,869
5.847%, H15T1Y + 1.350%, 03/02/27(A)	201,000	201,826
RELX Capital
3.000%, 05/22/30	464,000	414,348
		3,860,641

UNITED STATES — 37.7%
COMMUNICATION SERVICES — 2.7%
AT&T
4.350%, 03/01/29	281,000	271,174

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
COMMUNICATION SERVICES — continued
4.250%, 03/01/27	$175,000	$170,607
2.550%, 12/01/33	649,000	511,883
Comcast
1.950%, 01/15/31	165,000	135,556
Electronic Arts
1.850%, 02/15/31	505,000	411,023
Fox
4.709%, 01/25/29	72,000	70,251
3.500%, 04/08/30	426,000	383,680
Interpublic Group of
5.375%, 06/15/33	414,000	409,500
Meta Platforms
4.800%, 05/15/30	419,000	418,855
4.600%, 05/15/28	90,000	89,607
Netflix
6.375%, 05/15/29	15,000	15,926
4.875%, 04/15/28	436,000	435,119
Paramount Global
3.375%, 02/15/28	453,000	399,240
TEGNA
4.750%, 03/15/26	514,000	496,653
T-Mobile USA
5.050%, 07/15/33	537,000	525,216
4.750%, 02/01/28	137,000	134,592
3.500%, 04/15/31	94,000	83,875
2.625%, 02/15/29	35,000	31,034
1.500%, 02/15/26	26,000	24,152
Verizon Communications
4.500%, 08/10/33	122,000	115,132
3.376%, 02/15/25	18,000	17,648
2.355%, 03/15/32	10,000	8,108
		5,158,831

CONSUMER DISCRETIONARY — 3.2%
AutoZone
6.550%, 11/01/33	252,000	272,234
5.200%, 08/01/33	57,000	56,485
Bath & Body Works
6.694%, 01/15/27	796,000	806,385

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Block Financial
3.875%, 08/15/30	$229,000	$206,465
2.500%, 07/15/28	228,000	200,780
Brunswick
2.400%, 08/18/31	276,000	217,295
DR Horton
1.400%, 10/15/27	76,000	66,998
1.300%, 10/15/26	390,000	352,853
Lennar
5.250%, 06/01/26	425,000	424,267
Marriott International
5.450%, 09/15/26	436,000	437,937
2.750%, 10/15/33	40,000	32,213
MDC Holdings
3.850%, 01/15/30	436,000	401,936
2.500%, 01/15/31	18,000	15,207
Meritage Homes
5.125%, 06/06/27	416,000	409,718
NVR
3.000%, 05/15/30	468,000	412,193
O'Reilly Automotive
4.700%, 06/15/32	298,000	288,325
3.900%, 06/01/29	153,000	145,238
Ross Stores
0.875%, 04/15/26	428,000	391,432
Toll Brothers Finance
4.875%, 03/15/27	418,000	411,037
Travel + Leisure
6.625%, 07/31/26	667,000	674,070
		6,223,068

CONSUMER STAPLES — 2.4%
Albertsons
3.250%, 03/15/26	532,000	505,504
Church & Dwight
3.150%, 08/01/27	441,000	415,646
Costco Wholesale
1.750%, 04/20/32	523,000	418,221
Flowers Foods
2.400%, 03/15/31	492,000	411,336

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER STAPLES — continued
Ingredion
2.900%, 06/01/30	$450,000	$394,836
JBS USA LUX
5.500%, 01/15/30	507,000	494,143
Philip Morris International
4.875%, 02/13/26	603,000	600,085
0.875%, 05/01/26	10,000	9,138
Pilgrim's Pride
4.250%, 04/15/31	375,000	335,162
Prime Security Services Borrower
5.750%, 04/15/26	511,000	507,136
Procter & Gamble
4.050%, 01/26/33	498,000	479,582
		4,570,789

ENERGY — 4.3%
Chord Energy
6.375%, 06/01/26	802,000	803,003
ConocoPhillips
5.050%, 09/15/33	28,000	27,913
Continental Resources
4.375%, 01/15/28	429,000	412,426
Coterra Energy
3.900%, 05/15/27	433,000	416,419
Crescent Energy Finance
7.250%, 05/01/26	794,000	791,102
Diamondback Energy
3.250%, 12/01/26	12,000	11,470
3.125%, 03/24/31	495,000	433,985
Equities
7.000%, 02/01/30	377,000	399,182
5.000%, 01/15/29	12,000	11,695
Helmerich & Payne
2.900%, 09/29/31	491,000	408,377
HF Sinclair
5.875%, 04/01/26	193,000	193,596
4.500%, 10/01/30	237,000	221,739
Marathon Oil
4.400%, 07/15/27	435,000	422,587

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
ENERGY — continued
MPLX
4.125%, 03/01/27	$530,000	$513,912
1.750%, 03/01/26	21,000	19,591
New Fortress Energy
6.500%, 09/30/26	823,000	794,638
Ovintiv
6.250%, 07/15/33	41,000	42,156
5.650%, 05/15/25	352,000	353,053
Permian Resources Operating
7.750%, 02/15/26	319,000	322,812
5.375%, 01/15/26	481,000	473,157
SM Energy
6.625%, 01/15/27	811,000	807,724
Valero Energy
2.800%, 12/01/31	343,000	289,733
2.150%, 09/15/27	102,000	92,429
Western Midstream Operating
4.050%, 02/01/30	457,000	422,480
		8,685,179

FINANCIALS — 9.0%
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/29(A)	11,000	11,301
4.750%, 06/09/27	478,000	464,288
Ameriprise Financial
5.150%, 05/15/33	413,000	412,976
Apollo Global Management
6.375%, 11/15/33	384,000	412,261
Ares Capital
3.200%, 11/15/31	27,000	21,977
Assurant
4.900%, 03/27/28	419,000	410,367
Athene Holding
4.125%, 01/12/28	453,000	433,921
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	1,055,000	882,916
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,116

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
BlackRock
4.750%, 05/25/33	$241,000	$236,632
Blackstone Private Credit Fund
4.700%, 03/24/25	123,000	121,091
Blue Owl Capital
2.875%, 06/11/28	310,000	270,861
Blue Owl Credit Income
5.500%, 03/21/25	435,000	430,489
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	386,246
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	158,680
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	469,000	354,555
CBRE Services
2.500%, 04/01/31	481,000	395,915
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	408,000	382,169
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	258,000	245,832
Citizens Financial Group
3.250%, 04/30/30	224,000	193,805
Credit Acceptance
6.625%, 03/15/26	298,000	296,913
Discover Bank
2.700%, 02/06/30	274,000	232,950
Discover Financial Services
4.100%, 02/09/27	233,000	223,468
Enstar Group
4.950%, 06/01/29	435,000	423,133
F&G Annuities & Life
7.400%, 01/13/28	391,000	401,736
FactSet Research Systems
3.450%, 03/01/32	463,000	402,565
Goldman Sachs Group
1.093%, SOFRRATE + 0.789%, 12/09/26(A)	354,000	327,925

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
HSBC USA
5.625%, 03/17/25	$824,000	$825,001
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	454,436
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27‡	855,000	786,743
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	251,094
MGIC Investment
5.250%, 08/15/28	409,000	395,146
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/26(A)	76,000	75,185
2.511%, SOFRRATE + 1.200%, 10/20/32(A)	42,000	34,391
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	444,000	410,742
OneMain Finance
7.125%, 03/15/26	392,000	398,367
3.500%, 01/15/27	433,000	398,565
Principal Financial Group
5.375%, 03/15/33	54,000	54,398
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	130,000	138,906
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	586,896
Shift4 Payments
4.625%, 11/01/26	523,000	501,843
SLM
3.125%, 11/02/26	861,000	790,997
Starwood Property Trust
4.375%, 01/15/27‡	319,000	299,063
3.625%, 07/15/26‡	547,000	510,077
Store Capital
4.625%, 03/15/29‡	406,000	378,825
4.500%, 03/15/28‡	33,000	30,885
Synchrony Bank
5.625%, 08/23/27	457,000	444,628

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Synovus Bank
5.625%, 02/15/28	$426,000	$411,496
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	638,000	605,186
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	516,000	489,148
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	38,366
		17,853,472

HEALTH CARE — 3.3%
AbbVie
2.950%, 11/21/26	10,000	9,482
Agilent Technologies
2.750%, 09/15/29	464,000	415,496
Amgen
3.350%, 02/22/32	10,000	8,849
3.000%, 02/22/29	10,000	9,172
Boston Scientific
4.000%, 03/01/28	54,000	52,290
1.900%, 06/01/25	401,000	384,497
Cencora
3.450%, 12/15/27	456,000	431,980
Centene
4.250%, 12/15/27	542,000	515,576
CVS Health
4.100%, 03/25/25	19,000	18,758
Edwards Lifesciences
4.300%, 06/15/28	421,000	408,881
Elevance Health
5.350%, 10/15/25	10,000	9,989
Gilead Sciences
1.200%, 10/01/27	644,000	566,685
Humana
5.875%, 03/01/33	44,000	45,228
3.125%, 08/15/29	310,000	280,609
2.150%, 02/03/32	165,000	130,800
1.350%, 02/03/27	10,000	8,967
McKesson
1.300%, 08/15/26	472,000	430,840

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
HEALTH CARE — continued
Merck
4.500%, 05/17/33	$607,000	$590,287
1.900%, 12/10/28	10,000	8,826
Pfizer
0.800%, 05/28/25	31,000	29,426
Quest Diagnostics
6.400%, 11/30/33	292,000	311,922
4.200%, 06/30/29	116,000	111,507
Regeneron Pharmaceuticals
1.750%, 09/15/30	514,000	415,790
Royalty Pharma
2.150%, 09/02/31	471,000	375,913
1.200%, 09/02/25	62,000	58,047
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	413,452
UnitedHealth Group
5.150%, 10/15/25	64,000	64,140
4.500%, 04/15/33	17,000	16,314
2.950%, 10/15/27	11,000	10,331
Zoetis
3.000%, 09/12/27	482,000	450,735
		6,584,789

INDUSTRIALS — 2.2%
Acuity Brands Lighting
2.150%, 12/15/30	502,000	411,407
Booz Allen Hamilton
5.950%, 08/04/33	322,000	330,297
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	9,706
Burlington Northern Santa Fe
3.250%, 06/15/27	216,000	206,099
Cintas No. 2
3.700%, 04/01/27	434,000	420,806
Hillenbrand
5.000%, 09/15/26	510,000	498,928
Howmet Aerospace
6.875%, 05/01/25	246,000	248,577
Ingersoll Rand
5.400%, 08/14/28	370,000	372,982

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INDUSTRIALS — continued
JB Hunt Transport Services
3.875%, 03/01/26	$86,000	$83,972
Nordson
5.600%, 09/15/28	397,000	403,599
Oshkosh
4.600%, 05/15/28	372,000	362,339
Owens Corning
3.950%, 08/15/29	423,000	398,888
Pentair Finance Sarl
4.500%, 07/01/29	181,000	174,402
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	368,202
		4,290,204

INFORMATION TECHNOLOGY — 2.7%
Adobe
2.150%, 02/01/27	169,000	157,307
Amphenol
4.750%, 03/30/26	427,000	424,058
Apple
4.300%, 05/10/33	147,000	145,431
Broadcom
3.150%, 11/15/25	18,000	17,366
CDW
4.250%, 04/01/28	29,000	27,581
2.670%, 12/01/26	443,000	410,302
Juniper Networks
3.750%, 08/15/29	436,000	404,065
Micron Technology
4.185%, 02/15/27	475,000	461,755
Motorola Solutions
4.600%, 02/23/28	438,000	430,040
NetApp
2.375%, 06/22/27	460,000	421,601
Oracle
2.500%, 04/01/25	116,000	112,299
Qorvo
4.375%, 10/15/29	433,000	402,810

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Skyworks Solutions
3.000%, 06/01/31	$488,000	$408,811
VMware
4.500%, 05/15/25	716,000	708,252
Western Digital
4.750%, 02/15/26	813,000	794,557
2.850%, 02/01/29	76,000	64,007
		5,390,242

MATERIALS — 1.2%
AptarGroup
3.600%, 03/15/32	451,000	395,657
Celanese US Holdings
6.050%, 03/15/25	23,000	23,057
NewMarket
2.700%, 03/18/31	309,000	256,525
Novelis
3.250%, 11/15/26	858,000	795,666
Reliance
2.150%, 08/15/30	299,000	248,085
RPM International
3.750%, 03/15/27	137,000	130,708
Steel Dynamics
3.250%, 01/15/31	464,000	411,326
		2,261,024

REAL ESTATE — 3.5%
Agree
2.600%, 06/15/33‡	192,000	148,737
2.000%, 06/15/28‡	292,000	253,789
Alexandria Real Estate Equities
3.450%, 04/30/25‡	10,000	9,766
AvalonBay Communities
5.300%, 12/07/33‡	234,000	234,654
2.050%, 01/15/32‡	253,000	206,234
CubeSmart
2.500%, 02/15/32‡	39,000	31,516
2.250%, 12/15/28‡	434,000	377,553

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
REAL ESTATE — continued
EPR Properties
3.750%, 08/15/29‡	$10,000	$8,728
Essential Properties
2.950%, 07/15/31‡	32,000	25,067
Forestar Group
3.850%, 05/15/26	842,000	799,833
Highwoods Realty
4.125%, 03/15/28‡	432,000	399,758
Host Hotels & Resorts
3.375%, 12/15/29‡	321,000	284,060
2.900%, 12/15/31‡	121,000	99,881
Invitation Homes Operating Partnership
2.700%, 01/15/34‡	530,000	412,640
NNN REIT
3.500%, 10/15/27‡	454,000	425,926
Omega Healthcare Investors
4.750%, 01/15/28‡	433,000	415,390
Realty Income
1.800%, 03/15/33‡	186,000	140,022
Rexford Industrial Realty
5.000%, 06/15/28‡	402,000	397,942
RLJ Lodging Trust
3.750%, 07/01/26‡	851,000	802,280
Tanger Properties
2.750%, 09/01/31‡	491,000	396,154
Vornado Realty
2.150%, 06/01/26‡	880,000	789,697
Weyerhaeuser
3.375%, 03/09/33‡	158,000	136,474
		6,796,101

UTILITIES — 3.2%
Avangrid
3.800%, 06/01/29	440,000	410,499
Black Hills
5.950%, 03/15/28	396,000	407,294
4.350%, 05/01/33	19,000	17,322
Consolidated Edison of New York
4.000%, 12/01/28	35,000	33,777

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UTILITIES — continued
3.350%, 04/01/30	$549,000	$501,904
Constellation Energy Generation
5.600%, 03/01/28	438,000	443,813
DTE Energy
3.400%, 06/15/29	82,000	75,020
2.950%, 03/01/30	458,000	400,737
Duke Energy Carolinas
4.950%, 01/15/33	10,000	9,857
Edison International
6.950%, 11/15/29	376,000	400,756
Evergy Kansas Central
5.900%, 11/15/33	401,000	417,058
Interstate Power and Light
5.700%, 10/15/33	401,000	407,902
4.100%, 09/26/28	13,000	12,452
MidAmerican Energy
5.350%, 01/15/34	233,000	237,522
3.650%, 04/15/29	535,000	504,761
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	321,598
Pacific Gas and Electric
3.450%, 07/01/25	16,000	15,540
3.250%, 06/01/31	238,000	204,203
2.100%, 08/01/27	329,000	294,639
Piedmont Natural Gas
2.500%, 03/15/31	15,000	12,545
PPL Electric Utilities
5.000%, 05/15/33	462,000	459,117
Public Service Electric and Gas
5.200%, 08/01/33	480,000	484,989
Southern California Edison
4.700%, 06/01/27	163,000	161,218
2.750%, 02/01/32	17,000	14,295
Southern California Gas
5.200%, 06/01/33	95,000	94,267
		6,343,085

Total Corporate Obligations
(Cost $91,658,105)		90,773,469

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — 28.8%
	Shares	Value
Agency Mortgage Backed Obligations — 28.8%
FHLMC
2.500%, 01/01/52	$877,845	$726,677
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	892,806	828,340
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	917,052	801,583
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	617,185	554,423
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	2,000,000	1,744,915
FNMA
7.000%, 12/01/53	685,768	704,080
6.500%, 01/01/53	1,465,907	1,492,144
6.000%, 08/01/53	2,187,265	2,197,880
5.500%, 12/01/52	2,809,219	2,783,778
5.000%, 10/01/52	2,669,008	2,590,640
4.500%, 08/01/53	3,257,962	3,084,820
4.000%, 11/01/52	2,970,046	2,733,694
3.500%, 12/01/52	2,983,788	2,656,462
3.000%, 06/01/52	5,851,786	5,011,873
2.500%, 05/01/52	6,586,562	5,506,283
2.000%, 03/01/52	15,703,811	12,587,103
1.500%, 12/01/36	1,783,531	1,446,202
GNMA
5.500%, 09/20/53	988,400	982,172
5.000%, 07/20/53	984,573	961,856
4.500%, 04/20/53	971,718	928,049
4.000%, 06/20/52	908,756	845,823
3.500%, 05/20/52	1,796,858	1,625,324
3.000%, 04/20/51	1,940,682	1,704,907
2.500%, 08/20/51	2,364,950	2,002,508
Total Mortgage-Backed Securities
(Cost $57,462,484)		56,501,536
U.S. TREASURY OBLIGATIONS — 21.5%

U.S. Treasury Bonds
3.625%, 05/15/53	725,000	634,318
3.375%, 11/15/48	2,401,000	1,994,799
3.125%, 05/15/48	2,470,000	1,962,589

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Shares	Value
3.000%, 02/15/47	$13,000	$10,156
3.000%, 02/15/48	2,068,000	1,606,981
3.000%, 08/15/48	2,505,000	1,943,821
3.000%, 02/15/49	2,551,000	1,976,626
2.875%, 05/15/49	2,641,000	1,996,947
2.875%, 05/15/52	2,147,000	1,616,624
2.750%, 08/15/47	40,000	29,730
2.375%, 11/15/49	10,000	6,806
2.375%, 05/15/51	2,990,000	2,017,666
2.250%, 05/15/41	2,704,000	1,974,342
1.875%, 02/15/41	2,848,000	1,962,561
1.875%, 11/15/51	1,499,000	893,076
1.750%, 08/15/41	526,000	350,304
1.375%, 11/15/40	3,082,000	1,957,311
1.375%, 08/15/50	2,854,000	1,498,127
1.125%, 05/15/40	2,213,000	1,365,577
1.125%, 08/15/40	2,283,000	1,394,949
		27,193,310

U.S. Treasury Notes
4.875%, 11/30/25	1,298,000	1,301,144
4.500%, 11/15/33	80,000	81,513
4.125%, 11/15/32	1,772,000	1,753,242
3.875%, 09/30/29	1,952,000	1,912,808
3.250%, 06/30/29	2,122,000	2,018,552
3.125%, 11/15/28	2,025,000	1,925,174
2.750%, 05/31/29	2,180,000	2,025,101
2.375%, 03/31/29	165,000	150,788
1.375%, 12/31/28	290,000	253,580
0.625%, 05/15/30	141,000	113,191
0.625%, 08/15/30	25,000	19,902
0.375%, 04/30/25	602,000	571,171
0.375%, 12/31/25	2,108,000	1,950,229
0.250%, 06/30/25	32,000	30,112
0.250%, 07/31/25	878,000	823,331
		14,929,838

Total U.S. Treasury Obligations
(Cost $43,480,937)		42,123,148

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SOVEREIGN DEBT — 1.3%
	Shares	Value
CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	$415,000	$404,412

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	309,508

MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	523,000	413,662

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	146,777

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	525,543

POLAND — 0.2%
Republic of Poland Government International Bond
5.750%, 11/16/32	359,000	373,834

SOUTH KOREA — 0.2%
Korea Development Bank
4.375%, 02/15/28	209,000	206,000
2.000%, 02/24/25	200,000	193,844
		399,844
Total Sovereign Debt
(Cost $2,623,802)		2,573,580
MUNICIPAL BONDS — 0.7%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	317,308	331,490

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

MUNICIPAL BONDS — continued
	Shares	Value
LOUISIANA — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
4.475%, 08/01/39	$290,000	$275,036

NEW YORK — 0.3%
Metropolitan Transportation Authority, RB
5.871%, 11/15/39	500,000	509,252

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	250,233

Total Municipal Bonds
(Cost $1,369,678)		1,366,011
U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	432,209
Total U.S. Government Agency Obligation
(Cost $435,513)		432,209
SHORT-TERM INVESTMENT — 0.2%

DWS Government Money Market Series, Institutional Shares, 5.410% (B)
(Cost $482,065)	482,065	482,065

Total Investments — 99.0%
(Cost $197,512,584)		$194,252,018

Percentages are based on Net Assets of $196,280,465.

‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate investment Trust
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR3M — 3 Month CME Term Secured

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$90,773,469	$–	$90,773,469
Mortgage-Backed Securities	–	56,501,536	–	56,501,536
U.S. Treasury Obligations	10,801,438	31,321,710	–	42,123,148
Sovereign Debt	–	2,573,580	–	2,573,580
Municipal Bonds	–	1,366,011	–	1,366,011
U.S. Government Agency Obligation	–	432,209	–	432,209
Short-Term Investment	482,065	–	–	482,065
Total Investments in Securities	$11,283,503	$182,968,515	$–	$194,252,018

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	934,003	$9,414,751
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,779,183	18,058,707
iShares National Muni Bond ETF	17,307	1,868,637
iShares Short-Term National Muni Bond ETF	39,427	4,142,989
Vanguard Tax-Exempt Bond Index ETF	75,062	3,806,394
Total Registered Investment Companies
(Cost $37,747,789)		37,291,478
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 5.410% (B)
(Cost $399,761)	399,761	399,761

Total Investments — 100.0%
(Cost $38,147,550)		$37,691,239

Percentages are based on Net Assets of $37,677,471.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class
ETF — Exchange-Traded Fund

As of February 29, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 47.3%
	Shares	Value
AUSTRALIA — 1.9%
BHP Billiton Finance USA
5.250%, 09/08/26	$330,000	$332,042
Brambles Finance
1.500%, 10/04/27	626,000	630,884
Commonwealth Bank of Australia
1.875%, 09/15/31	208,000	167,092
Commonwealth Bank of Australia NY
5.499%, 09/12/25	570,000	573,257
CSL Finance
4.250%, 04/27/32	681,000	643,059
Goodman US Finance Three
3.700%, 03/15/28‡	663,000	613,032
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)	240,000	238,460
1.340%, SOFRRATE + 1.069%, 01/12/27(A)	535,000	493,689
Northern Star Resources
6.125%, 04/11/33	12,000	11,997
Perenti Finance Pty MTN
6.500%, 10/07/25	800,000	789,000
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	348,640
Santos Finance MTN
5.250%, 03/13/29	648,000	624,829

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Scentre Group Trust 1
4.375%, 05/28/30‡	$221,000	$207,759
		5,673,740

AUSTRIA — 0.4%
Erste Group Bank MTN
0.050%, 09/16/25	600,000	611,744
Raiffeisen Bank International MTN
0.050%, 09/01/27	700,000	657,648
		1,269,392

BELGIUM — 0.3%
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)	432,000	434,623
Silfin
2.875%, 04/11/27	600,000	617,155
		1,051,778

CANADA — 2.1%
Air Canada
3.875%, 08/15/26	809,000	766,167
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	17,420
Athabasca Oil
9.750%, 11/01/26	726,000	765,298
Bank of Nova Scotia
0.010%, 01/14/27	882,000	866,090
Bell Telephone of Canada or Bell Canada
2.150%, 02/15/32	60,000	48,046
Canadian National Railway
5.850%, 11/01/33	551,000	585,270
3.850%, 08/05/32	66,000	60,698
Canadian Natural Resources
3.850%, 06/01/27	377,000	361,330
2.950%, 07/15/30	352,000	305,798
Cascades
5.125%, 01/15/26	820,000	798,475
Empower Finance 2020
1.776%, 03/17/31	133,000	105,124

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Fairfax Financial Holdings
6.000%, 12/07/33	$157,000	$157,726
4.850%, 04/17/28	113,000	110,477
4.625%, 04/29/30	410,000	386,764
National Bank of Canada
5.600%, 12/18/28	540,000	545,470
3.750%, 01/25/28	100,000	108,323
Toronto-Dominion Bank MTN
1.707%, 07/28/25	842,000	886,865
		6,875,341

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	836,830
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	548,681
		1,385,511

DENMARK — 0.6%
AP Moller - Maersk
5.875%, 09/14/33	140,000	141,012
H Lundbeck MTN
0.875%, 10/14/27	663,000	640,133
Pandora MTN
4.500%, 04/10/28	563,000	623,409
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	533,478
0.500%, EUSA1 + 0.000%, 11/10/26(A)	105,000	106,519
		2,044,551

FINLAND — 0.2%
Elisa MTN
4.000%, 01/27/29	511,000	559,969
Nokia
4.375%, 06/12/27	150,000	143,749
		703,718

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FRANCE — 1.7%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	$700,000	$751,416
Cie Generale des Etablissements Michelin SCA
1.750%, 09/03/30	100,000	98,555
–%, 11/02/28(1)	100,000	93,302
Electricite de France
5.700%, 05/23/28	864,000	879,577
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,530,265
LVMH Moet Hennessy Louis Vuitton
0.375%, 02/11/31	700,000	630,442
MMS USA Holdings MTN
1.750%, 06/13/31	200,000	191,267
Safran
0.750%, 03/17/31	200,000	184,117
TotalEnergies Capital International
2.829%, 01/10/30	810,000	728,319
		5,087,260

GERMANY — 4.6%
Aareal Bank MTN
0.750%, 04/18/28	700,000	608,275
Berlin Hyp MTN
1.750%, 05/10/32	49,000	48,127
1.250%, 08/25/25	47,000	49,195
0.010%, 01/27/31	689,000	605,926
Brenntag Finance BV
1.125%, 09/27/25	607,000	628,810
Commerzbank MTN
3.375%, 12/12/25	312,000	337,128
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	729,913
Deutsche Bank MTN
1.375%, 06/10/26(1) (A)	833,000	870,622
0.010%, 10/02/29	226,000	206,242
Deutsche Telekom International Finance BV
4.375%, 06/21/28	456,000	443,913
Fresenius Finance Ireland
–%, 10/01/25(1)	672,000	686,105

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Hannover Rueck
1.125%, 04/18/28	$300,000	$304,851
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	645,517
Kreditanstalt fuer Wiederaufbau MTN
5.125%, 09/29/25	1,101,000	1,104,967
2.500%, 11/19/25	2,067,000	2,209,664
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	537,456
0.050%, 01/31/31	1,131,000	1,008,994
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	873,035
NRW Bank
2.875%, 04/05/33	15,000	16,176
1.625%, 08/03/32	1,766,000	1,731,680
SAP
1.375%, 03/13/30	400,000	392,135
1.000%, 03/13/26	200,000	206,826
		14,245,557

IRELAND — 0.2%
AIB Group
3.625%, EUSA1 + 2.000%, 07/04/26(A)	616,000	663,510

ITALY — 1.8%
Coca-Cola HBC Finance BV MTN
2.750%, 09/23/25	204,000	216,976
Credito Emiliano MTN
4.875%, EUR003M + 1.600%, 03/26/30(A)	540,000	606,268
Enel Finance International
7.500%, 10/14/32	203,000	225,878
5.000%, 06/15/32	657,000	626,895
ERG MTN
0.875%, 09/15/31	753,000	644,622
Intesa Sanpaolo
6.625%, 06/20/33	790,000	798,666
Iren MTN
1.950%, 09/19/25	614,000	644,809
Italgas MTN
0.875%, 04/24/30	294,000	269,913
–%, 02/16/28(1)	400,000	378,360

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Ryanair DAC MTN
0.875%, 05/25/26	$297,000	$301,419
Snam MTN
–%, 12/07/28(1)	733,000	672,669
		5,386,475

JAPAN — 1.0%
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	660,671
Mitsubishi UFJ Financial Group
4.050%, 09/11/28	16,000	15,507
2.048%, 07/17/30	768,000	637,494
Mizuho Financial Group
5.739%, H15T1Y + 1.650%, 05/27/31(A)	657,000	670,035
Nomura Holdings
2.608%, 07/14/31	357,000	293,495
NTT Finance
2.065%, 04/03/31	685,000	563,280
Renesas Electronics
2.170%, 11/25/26	286,000	259,706
		3,100,188

LUXEMBOURG — 0.2%
ArcelorMittal
4.250%, 07/16/29	508,000	481,543

NETHERLANDS — 1.1%
ASML Holding
0.250%, 02/25/30	281,000	256,909
CTP MTN
0.875%, 01/20/26	163,000	165,313
Shell International Finance BV
2.750%, 04/06/30	81,000	72,124
TenneT Holding BV MTN
0.875%, 06/16/35	1,814,000	1,633,176
Universal Music Group MTN
3.750%, 06/30/32	582,000	628,295

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Wolters Kluwer
3.000%, 09/23/26	$550,000	$587,761
		3,343,578

NORWAY — 0.8%
Aker BP
6.000%, 06/13/33	170,000	172,860
5.600%, 06/13/28	488,000	492,566
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	789,000	723,826
SpareBank 1 SR-Bank MTN
2.875%, 09/20/25	577,000	614,704
Var Energi
8.000%, 11/15/32	200,000	222,296
7.500%, 01/15/28	406,000	427,533
		2,653,785

PORTUGAL — 0.2%
Banco Comercial Portugues MTN
5.625%, EUR003M + 1.900%, 10/02/26(A)	400,000	440,250
1.750%, 04/07/28(1) (A)	200,000	200,990
		641,240

SPAIN — 0.2%
Naturgy Finance BV MTN
0.750%, 11/28/29	700,000	654,843

SUPRANATIONAL — 3.7%
African Development Bank
4.625%, 01/04/27	866,000	867,501
Asian Development Bank MTN
4.250%, 01/09/26	888,000	880,268
3.125%, 08/20/27	250,000	239,194
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,692,638
European Investment Bank
4.500%, 10/16/28	484,000	486,598
0.750%, 10/26/26	728,000	659,900
0.375%, 09/15/27	2,106,000	2,087,163

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Inter-American Development Bank MTN
4.500%, 05/15/26	$1,060,000	$1,056,240
3.500%, 09/14/29	16,000	15,290
International Bank for Reconstruction & Development
3.500%, 07/12/28	1,098,000	1,058,794
3.100%, 04/14/38	975,000	1,047,247
International Finance MTN
4.375%, 01/15/27	865,000	861,711
Nordic Investment Bank
5.000%, 10/15/25	835,000	836,745
		11,789,289

SWEDEN — 0.5%
Investor MTN
1.500%, 09/12/30	100,000	95,926
Molnlycke Holding MTN
4.250%, 09/08/28	184,000	201,328
0.625%, 01/15/31	413,000	354,158
Swedbank
5.337%, 09/20/27	542,000	540,693
1.538%, 11/16/26	207,000	188,132
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	226,000	224,078
		1,604,315

SWITZERLAND — 0.6%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	200,263
0.125%, 07/19/27	490,000	472,876
UBS Group
4.488%, H15T1Y + 1.550%, 05/12/26(A)	1,257,000	1,236,538
		1,909,677

UNITED ARAB EMIRATES — 0.3%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	837,000	814,788

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UNITED KINGDOM — 5.7%
AA Bond MTN
8.450%, 01/31/28	$555,000	$738,213
AstraZeneca
1.375%, 08/06/30	821,000	665,312
BAE Systems
3.400%, 04/15/30	715,000	647,597
Barclays MTN
2.885%, EUAMDB01 + 1.680%, 01/31/27(A)	830,000	879,550
BAT International Finance
5.931%, 02/02/29	31,000	31,658
1.668%, 03/25/26	871,000	806,959
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	625,000	627,154
Drax Finco
6.625%, 11/01/25	800,000	790,000
GlaxoSmithKline Capital
3.375%, 06/01/29	730,000	686,045
HSBC Holdings
2.999%, SOFRRATE + 1.430%, 03/10/26(A)	1,255,000	1,219,825
Imperial Brands Finance
6.125%, 07/27/27	434,000	441,807
3.875%, 07/26/29	247,000	228,308
Informa MTN
2.125%, 10/06/25	141,000	147,976
1.250%, 04/22/28	511,000	497,892
InterContinental Hotels Group MTN
2.125%, 05/15/27	625,000	643,788
Investec Bank MTN
0.500%, 02/17/27(1) (A)	102,000	101,644
ITV
1.375%, 09/26/26	636,000	643,714
Jaguar Land Rover Automotive
7.750%, 10/15/25	780,000	786,925
Lloyds Banking Group
3.511%, H15T1Y + 1.600%, 03/18/26(A)	311,000	303,591
LSEGA Financing
2.500%, 04/06/31	289,000	242,886

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
National Grid
5.809%, 06/12/33	$108,000	$109,124
5.602%, 06/12/28	669,000	677,325
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	783,000	716,509
2.250%, 05/16/37	799,000	769,401
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	819,000	827,328
RELX Capital
3.000%, 05/22/30	744,000	664,386
Sage Group MTN
3.820%, 02/15/28	566,000	617,337
Smiths Group MTN
2.000%, 02/23/27	613,000	634,601
TechnipFMC
6.500%, 02/01/26	779,000	774,923
Virgin Money UK MTN
4.625%, EUSA1 + 1.750%, 10/29/28(A)	613,000	660,068
		17,581,846

UNITED STATES — 18.7%
COMMUNICATION SERVICES — 1.1%
AT&T
4.300%, 02/15/30	10,000	9,537
Cogent Communications Group
3.500%, 05/01/26	834,000	790,568
Meta Platforms
4.600%, 05/15/28	281,000	279,771
Netflix
6.375%, 05/15/29	10,000	10,617
4.875%, 04/15/28	703,000	701,580
Omnicom Group
4.200%, 06/01/30	494,000	467,878
Paramount Global
3.375%, 02/15/28	405,000	356,937
TEGNA
4.750%, 03/15/26	806,000	778,798
		3,395,686

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER DISCRETIONARY — 2.5%
Advance Auto Parts
5.900%, 03/09/26	$793,000	$791,371
Bath & Body Works
6.694%, 01/15/27	790,000	800,306
Block Financial
3.875%, 08/15/30	165,000	148,763
Brunswick
2.400%, 08/18/31	794,000	625,118
Ferguson Finance
3.250%, 06/02/30	548,000	489,107
International Game Technology
6.250%, 01/15/27	797,000	800,364
Lennar
5.250%, 06/01/26	148,000	147,745
MDC Holdings
3.850%, 01/15/30	327,000	301,452
2.500%, 01/15/31	185,000	156,290
Meritage Homes
5.125%, 06/06/27	663,000	652,989
NVR
3.000%, 05/15/30	734,000	646,473
Stellantis Finance US
1.711%, 01/29/27	805,000	731,746
Tapestry
5.350%, 11/27/25	597,000	654,956
Travel + Leisure
6.625%, 07/31/26	775,000	783,215
		7,729,895

CONSUMER STAPLES — 0.9%
Albertsons
3.250%, 03/15/26	800,000	760,156
Philip Morris International
4.875%, 02/13/26	351,000	349,303
Prime Security Services Borrower
5.750%, 04/15/26	786,000	780,056

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER STAPLES — continued
Smithfield Foods
4.250%, 02/01/27	$678,000	$648,735
		2,538,250

ENERGY — 2.4%
Chord Energy
6.375%, 06/01/26	795,000	795,994
Civitas Resources
5.000%, 10/15/26	816,000	790,659
Coterra Energy
3.900%, 05/15/27	679,000	652,998
Crescent Energy Finance
7.250%, 05/01/26	785,000	782,135
Marathon Oil
4.400%, 07/15/27	58,000	56,345
New Fortress Energy
6.500%, 09/30/26	800,000	772,431
NuStar Logistics
6.000%, 06/01/26	798,000	788,863
Ovintiv
5.650%, 05/15/28	666,000	671,928
Permian Resources Operating
5.375%, 01/15/26	815,000	801,711
SM Energy
6.625%, 01/15/27	804,000	800,752
		6,913,816

FINANCIALS — 4.6%
Ally Financial
2.200%, 11/02/28	812,000	690,510
Apollo Management Holdings
4.872%, 02/15/29	129,000	127,194
Assurant
4.900%, 03/27/28	646,000	632,689
2.650%, 01/15/32	16,000	12,993
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/26(A)	319,000	311,372

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Block
2.750%, 06/01/26	$855,000	$797,578
Blue Owl Finance
4.375%, 02/15/32	682,000	598,244
Capital One Financial
3.800%, 01/31/28	725,000	685,690
3.650%, 05/11/27	97,000	92,387
Citizens Financial Group
3.250%, 04/30/30	757,000	654,957
2.500%, 02/06/30	13,000	10,784
Enact Holdings
6.500%, 08/15/25	379,000	379,015
Enstar Group
4.950%, 06/01/29	678,000	659,504
F&G Global Funding
2.300%, 04/11/27	12,000	10,744
2.000%, 09/20/28	770,000	648,252
FactSet Research Systems
3.450%, 03/01/32	723,000	628,627
Huntington Bancshares
2.550%, 02/04/30	421,000	355,191
Huntington National Bank
5.650%, 01/10/30	308,000	306,998
KeyBank
4.150%, 08/08/25	250,000	242,106
Main Street Capital
3.000%, 07/14/26	705,000	652,193
Mastercard
4.875%, 03/09/28	601,000	607,716
MGIC Investment
5.250%, 08/15/28	629,000	607,694
OneMain Finance
7.125%, 03/15/26	700,000	711,369
Shift4 Payments
4.625%, 11/01/26	800,000	767,637
Sixth Street Specialty Lending
2.500%, 08/01/26	713,000	653,949
SLM
3.125%, 11/02/26	800,000	734,957

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Starwood Property Trust
3.625%, 07/15/26‡	$800,000	$746,000
Synchrony Financial
5.150%, 03/19/29	696,000	663,907
Synovus Bank
5.625%, 02/15/28	670,000	647,189
Wells Fargo
2.188%, SOFRRATE + 2.000%, 04/30/26(A)	20,000	19,191
		14,656,637

HEALTH CARE — 1.2%
Agilent Technologies
2.750%, 09/15/29	721,000	645,630
Centene
4.625%, 12/15/29	415,000	392,818
3.000%, 10/15/30	11,000	9,398
2.625%, 08/01/31	381,000	311,761
McKesson
5.100%, 07/15/33	187,000	186,396
Regeneron Pharmaceuticals
1.750%, 09/15/30	803,000	649,571
Stryker
3.650%, 03/07/28	714,000	680,925
UnitedHealth Group
4.250%, 01/15/29	11,000	10,717
Zoetis
3.900%, 08/20/28	454,000	436,372
3.000%, 09/12/27	247,000	230,979
		3,554,567

INDUSTRIALS — 1.7%
Acuity Brands Lighting
2.150%, 12/15/30	788,000	645,795
Beacon Roofing Supply
4.500%, 11/15/26	820,000	790,710
Booz Allen Hamilton
5.950%, 08/04/33	601,000	616,486
3.875%, 09/01/28	15,000	13,918

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INDUSTRIALS — continued
Cintas No. 2
3.700%, 04/01/27	$281,000	$272,457
Delta Air Lines
7.375%, 01/15/26	777,000	801,281
Hillenbrand
5.000%, 09/15/26	700,000	684,803
Jacobs Engineering Group
6.350%, 08/18/28	616,000	635,792
Nordson
5.600%, 09/15/28	625,000	635,389
		5,096,631

INFORMATION TECHNOLOGY — 1.2%
Amphenol
4.750%, 03/30/26	628,000	623,673
Broadcom
3.150%, 11/15/25	730,000	704,309
Gartner
4.500%, 07/01/28	703,000	665,449
Skyworks Solutions
3.000%, 06/01/31	335,000	280,639
Western Digital
4.750%, 02/15/26	725,000	708,553
Xerox Holdings
5.000%, 08/15/25	805,000	791,732
		3,774,355

MATERIALS — 0.7%
AptarGroup
3.600%, 03/15/32	128,000	112,293
Berry Global
4.500%, 02/15/26	545,000	528,249
Crown Americas
4.250%, 09/30/26	817,000	784,121
Novelis
3.250%, 11/15/26	851,000	789,175

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
MATERIALS — continued
Packaging Corp of America
5.700%, 12/01/33	$148,000	$151,465
		2,365,303

REAL ESTATE — 1.3%
Broadstone Net Lease
2.600%, 09/15/31‡	553,000	429,229
EPR Properties
4.950%, 04/15/28‡	692,000	656,512
Forestar Group
3.850%, 05/15/26	835,000	793,183
RLJ Lodging Trust
3.750%, 07/01/26‡	800,000	754,200
Simon Property Group
1.375%, 01/15/27‡	743,000	673,848
Vornado Realty
2.150%, 06/01/26‡	800,000	717,906
		4,024,878

UTILITIES — 1.1%
Black Hills
5.950%, 03/15/28	620,000	637,682
Consolidated Edison of New York
2.400%, 06/15/31	864,000	727,465
Constellation Energy Generation
5.800%, 03/01/33	12,000	12,265
5.600%, 03/01/28	642,000	650,521
NRG Energy
2.450%, 12/02/27	738,000	659,142
PPL Electric Utilities
5.000%, 05/15/33	107,000	106,332
Vistra Operations
4.300%, 07/15/29	432,000	402,638
3.700%, 01/30/27	267,000	252,544

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UTILITIES — continued
Wisconsin Power and Light
3.950%, 09/01/32	$470,000	$433,621
		3,882,210

Total Corporate Obligations
(Cost $148,822,713)		146,894,153
SOVEREIGN DEBT — 26.0%

AUSTRIA — 0.5%
Republic of Austria Government Bond
2.900%, 02/20/33	330,000	357,406
0.700%, 04/20/71	906,000	436,457
0.250%, 10/20/36	886,000	680,061
		1,473,924
CANADA — 2.9%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	12,034
1.600%, 12/15/31	3,585,000	2,247,232
Canadian Government Bond
2.500%, 12/01/32	2,025,000	1,379,519
Province of British Columbia Canada
4.800%, 11/15/28	802,000	808,090
Province of Ontario Canada
3.600%, 03/08/28	1,225,000	890,794
3.100%, 05/19/27	938,000	895,517
2.550%, 12/02/52	1,922,000	1,019,680
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	1,022,453
3.625%, 04/13/28	917,000	884,053
		9,159,372
CHILE — 0.4%
Chile Government International Bond
1.250%, 01/22/51	457,000	267,100
0.100%, 01/26/27	907,000	885,669
		1,152,769
FRANCE — 4.0%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,322,991

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SOVEREIGN DEBT — continued
	Shares	Value
French Republic Government Bond OAT
3.500%, 11/25/33	$8,000	$9,089
3.000%, 05/25/33	6,000	6,563
2.500%, 05/25/43	4,000	3,861
–%, 05/25/32(1)	12,960,000	11,173,076
		12,515,580
GERMANY — 2.5%
Bundesobligation
2.400%, 10/19/28	1,000	1,077
Bundesrepublik Deutschland Bundesanleihe
2.600%, 08/15/33	1,000	1,100
2.400%, 11/15/30	7,000	7,572
2.100%, 11/15/29	1,477,000	1,570,804
1.000%, 05/15/38	3,660,000	3,232,473
–%, 11/15/28(1)	2,063,000	1,919,369
State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	82,753
2.900%, 01/15/53	965,000	981,694
		7,796,842
HONG KONG — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	163,441

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	196,094

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	196,513
1.850%, 03/12/31	200,000	161,758
		358,271
ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	568,000	597,309

ITALY — 3.2%
Italy Buoni Poliennali Del Tesoro
4.000%, 04/30/35	139,000	152,109

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SOVEREIGN DEBT — continued
	Shares	Value
3.850%, 12/15/29	$3,000	$3,314
2.150%, 03/01/72	1,395,000	906,487
0.450%, 02/15/29	9,520,000	8,953,681
		10,015,591
JAPAN — 6.7%
Japan Bank for International Cooperation
3.875%, 09/16/25	240,000	235,525
Japan Government Five Year Bond
0.100%, 03/20/28	6,850,000	45,336
Japan Government Forty Year Bond
1.300%, 03/20/63	408,450,000	2,320,825
Japan Government Ten Year Bond
0.800%, 09/20/33	1,950,000	13,144
0.400%, 06/20/33	156,800,000	1,021,449
0.200%, 06/20/32	1,312,900,000	8,487,052
Japan Government Thirty Year Bond
0.700%, 03/20/51	116,150,000	611,662
Japan Government Twenty Year Bond
0.500%, 03/20/41	1,262,050,000	7,397,455
0.400%, 06/20/41	107,550,000	616,547
		20,748,995
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	207,558

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	488,000	411,770

SAUDI ARABIA — 0.1%
Saudi Government International Bond MTN
4.750%, 01/18/28	430,000	426,342

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

SOVEREIGN DEBT — continued

	Shares	Value
SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	$639,000	$627,743
SPAIN — 1.2%
Spain Government Bond
3.150%, 04/30/33	8,000	8,609
1.450%, 10/31/71	1,000	523
1.000%, 07/30/42	5,231,000	3,652,586
		3,661,718
SUPRANATIONAL — 1.6%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,346,983
European Union MTN
2.750%, 10/05/26	2,767,000	2,971,836
0.700%, 07/06/51	1,056,000	621,370
		4,940,189
UNITED KINGDOM — 2.0%
United Kingdom Gilt
4.500%, 06/07/28	8,000	10,235
3.750%, 01/29/38	9,000	10,652
1.250%, 07/31/51	9,000	5,565
1.125%, 01/31/39	8,833,000	6,041,361
1.000%, 01/31/32	7,000	7,040
0.875%, 01/31/46	282,000	176,739
0.500%, 01/31/29	5,000	5,323
		6,256,915
Total Sovereign Debt
(Cost $81,551,265)		80,710,423
MORTGAGE-BACKED SECURITIES — 12.9%

Agency Mortgage Backed Obligations — 12.9%
FHLMC
2.500%, 01/01/52	1,228,983	1,017,348
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	446,403	414,170
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	641,936	561,108

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

MORTGAGE-BACKED SECURITIES — continued
	Shares	Value
Agency Mortgage Backed Obligations — continued
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	$308,592	$277,212
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,308,686
FNMA
7.000%, 12/01/53	442,431	454,245
6.500%, 01/01/53	946,442	963,381
6.000%, 08/01/53	1,417,576	1,424,460
5.500%, 12/01/52	1,826,359	1,809,804
5.000%, 10/01/52	1,734,872	1,683,927
4.500%, 08/01/53	2,111,873	1,999,640
4.000%, 11/01/52	1,914,030	1,761,714
3.500%, 12/01/52	1,922,885	1,711,942
3.000%, 06/01/52	3,779,827	3,237,304
2.500%, 05/01/52	3,767,468	3,155,043
2.000%, 03/01/52	10,156,289	8,140,318
1.500%, 12/01/36	1,159,295	940,031
GNMA
5.500%, 09/20/53	1,383,760	1,375,041
5.000%, 07/20/53	1,378,402	1,346,598
4.500%, 04/20/53	1,360,405	1,299,269
4.000%, 06/20/52	1,272,258	1,184,152
3.500%, 05/20/52	1,158,974	1,048,334
3.000%, 08/20/51	1,814,035	1,592,722
2.500%, 08/20/51	1,529,334	1,294,955

Total Mortgage-Backed Securities
(Cost $40,690,174)		40,001,404
U.S. TREASURY OBLIGATIONS — 10.5%

U.S. Treasury Bonds
3.250%, 05/15/42	5,000	4,205
2.375%, 02/15/42	1,000	735
2.000%, 11/15/41	631,000	436,869
1.875%, 02/15/51	15,998,000	9,576,928
1.750%, 08/15/41	15,889,000	10,581,701
		20,600,438

U.S. Treasury Notes
3.500%, 02/15/33	1,080,000	1,018,786

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued
	Shares	Value
3.375%, 05/15/33	$4,696,000	$4,380,854
1.875%, 02/15/32	3,720,000	3,123,783
1.750%, 01/31/29	100,000	88,898
1.375%, 12/31/28	910,000	795,717
1.125%, 08/31/28	2,880,000	2,509,425
1.000%, 07/31/28	230,000	199,741
		12,117,204

Total U.S. Treasury Obligations
(Cost $32,842,330)		32,717,642
SHORT-TERM INVESTMENT — 2.1%

DWS Government Money Market Series, Institutional Shares, 5.410% (B)
(Cost $6,402,416)	6,402,416	6,402,416

Total Investments — 98.8%
(Cost $310,308,898)		$306,726,038

A list of the open forward foreign currency contracts held by the Fund at February 29, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	03/19/24	USD	329,621	EUR	305,385	$704
BNP Paribas	03/19/24	GBP	5,546,166	USD	6,960,515	(41,236)
BNP Paribas	03/19/24	EUR	88,518,339	USD	94,837,893	(909,503)
Merrill Lynch	03/19/24	USD	1,171,885	CAD	1,579,329	(7,838)
Merrill Lynch	03/19/24	EUR	1,738,337	USD	1,867,088	(13,215)
Midland Walwyn Capital Inc.	03/19/24	USD	475,283	GBP	376,462	(19)
Midland Walwyn Capital Inc.	03/19/24	CAD	10,911,399	USD	8,054,855	12,592
Morgan Stanley	03/19/24	USD	1,847,718	JPY	276,069,304	(581)
Morgan Stanley	03/19/24	GBP	3,034,266	USD	3,833,650	3,045
Morgan Stanley	03/19/24	USD	9,142,428	EUR	8,480,410	30,554
Morgan Stanley	03/19/24	JPY	4,210,436,088	USD	28,084,039	(87,328)
						$(1,012,825)

Percentages are based on Net Assets of $310,490,509.

‡	Real Estate Investment Trust
(1)	No Interest Rate Available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

CAD — Canadian Dollar
Cl — Class
DAC — Designated Activity Company
EUR — Euro
EUR003M — Euribor 3 Month
EUSA1 — EUR Swap Annual 1 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
H15T1Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
JPY — Japanese Yen
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Pty — Proprietary
Ser — Series
SOFRRATE — Secured Overnight Financing Rate

The following is a summary of the level of inputs used as of February 29, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$146,894,153	$–	$146,894,153
Sovereign Debt	–	80,710,423	–	80,710,423
Mortgage-Backed Securities	–	40,001,404	–	40,001,404
U.S. Treasury Obligations	–	32,717,642	–	32,717,642
Short-Term Investment	6,402,416	–	–	6,402,416
Total Investments in Securities	$6,402,416	$300,323,622	$–	$306,726,038

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts^
Unrealized Appreciation	$–	$46,895	$–	$46,895
Unrealized Depreciation	–	(1,059,720)	–	(1,059,720)
Total Other Financial Instruments	$–	$(1,012,825)	$–	$(1,012,825)

^ Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
FEBRUARY 29, 2024 (UNAUDITED)

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 29, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 95.6%
	Shares	Value
EQUITY FUNDS — 95.6%
AQR Alternative Risk Premia Fund, Cl R6	32,839	$361,553
AQR Diversified Arbitrage Fund, Cl R6 (A)	300,352	3,565,180
AQR Managed Futures Strategy Fund, Cl R6	201,725	1,771,148
AQR Style Premia Alternative Fund, Cl R6	186,983	1,432,288
Total Registered Investment Companies
(Cost $6,616,898)		7,130,169
SHORT-TERM INVESTMENT — 5.1%

DWS Government Money Market Series, Institutional Shares, 5.410% (B)
(Cost $376,267)	376,267	376,267

Total Investments — 100.7%
(Cost $6,993,165)		$7,506,436

Percentages are based on Net Assets of $7,454,951.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of February 29, 2024.

Cl — Class

As of February 29, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Assets and Liabilities

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$496,010,520	$246,494,272	$458,419,872	$141,197,270
Foreign Currency, at Value ††	36	330,907	493,455	–
Dividends and Interest Receivable	483,895	168,789	366,456	4,783
Unrealized Appreciation on Futures Contracts	89,641	–	44,748	–
Receivable for Investment Securities Sold	34,501	–	70,754	–
Receivable for Capital Shares Sold	32,920	25,993	37,526	9,652
Reclaim Receivable	1,767	189,453	146,711	–
Cash Collateral on Futures Contracts	–	215,320	167,078	–
Prepaid Expenses	83,979	49,296	79,569	31,340
Total Assets	496,737,259	247,474,030	459,826,169	141,243,045
Liabilities:
Payable for Capital Shares Redeemed	693,164	225,551	554,754	20,412
Payable Due to Adviser	130,511	–	110,779	18,531
Shareholder Servicing Fees Payable	103,083	53,619	97,717	26,773
Payable for Investment Securities Purchased	101,201	–	90,248	–
Due to Broker for Futures	38,695	84	–	–
Custodian Fees Payable	12,897	26,553	31,505	1,734
Payable Due to Administrator	10,945	5,480	10,148	3,110
Audit Fees Payable	7,670	7,670	7,670	7,670
Transfer Agent Fees Payable	4,622	4,165	4,576	3,824
Trustees Fees Payable	2,715	2,715	2,715	2,715
Chief Compliance Officer Fees Payable	992	512	936	266
Unrealized Depreciation on Futures Contracts	–	16,286	13,492	–
Other Accrued Expenses	7,514	67,929	11,072	4,271
Total Liabilities	1,114,009	410,564	935,612	89,306
Commitments and Contingencies ‡
Net Assets	$495,623,250	$247,063,466	$458,890,557	$141,153,739
† Cost of Investments	$309,381,134	$187,118,812	$316,784,897	$105,396,937
†† Cost of Foreign Currency	–	321,573	481,679	–
Net Assets Consist of:
Paid-in Capital	$274,066,287	$201,019,830	$294,623,415	$103,365,232
Total Distributable Earnings	221,556,963	46,043,636	164,267,142	37,788,507
Net Assets	$495,623,250	$247,063,466	$458,890,557	$141,153,739

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	33,617,507	21,148,443	34,129,734	9,626,143
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$14.74	$11.68	$13.45	$14.66

‡ See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Assets and Liabilities

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$194,252,018	$37,691,239	$306,726,038	$7,506,436
Foreign Currency, at Value ††	–	–	8,973	–
Dividends and Interest Receivable	1,518,130	1,418	2,745,381	1,664
Receivable for Investment Securities Sold	1,052,088	–	49,305,505	–
Receivable for Capital Shares Sold	27,855	274	112,362	–
Reclaim Receivable	1,207	–	18,460	–
Unrealized Appreciation on Forward Foreign Currency Contracts	–	–	46,895	–
Receivable Due from Adviser	–	822	–	5,932
Prepaid Expenses	43,077	17,268	60,546	13,408
Total Assets	196,894,375	37,711,021	359,024,160	7,527,440
Liabilities:
Payable for Investment Securities Purchased	355,976	–	46,906,642	–
Payable for Capital Shares Redeemed	156,445	10,426	297,697	56,037
Payable Due to Adviser	42,878	–	85,513	–
Shareholder Servicing Fees Payable	38,692	7,269	66,432	1,361
Audit Fees Payable	7,670	7,670	7,670	7,670
Payable Due to Administrator	4,389	847	6,963	170
Transfer Agent Fees Payable	4,094	3,662	4,332	3,581
Trustees Fees Payable	2,715	2,715	2,715	2,715
Interest on Swaps Payable	461	–	88,455	–
Chief Compliance Officer Fees Payable	422	79	669	21
Unrealized Depreciation on Forward Foreign Currency Contracts	–	–	1,059,720	–
Other Accrued Expenses	168	882	6,843	934
Total Liabilities	613,910	33,550	48,533,651	72,489
Commitments and Contingencies ‡
Net Assets	$196,280,465	$37,677,471	$310,490,509	$7,454,951
† Cost of Investments	$197,512,584	$38,147,550	$310,308,898	$6,993,165
†† Cost of Foreign Currency	–	–	7,985	–
Net Assets Consist of:
Paid-in Capital	$215,801,139	$38,634,292	$352,838,774	$8,672,809
Total Accumulated Loss	(19,520,674)	(956,821)	(42,348,265)	(1,217,858)
Net Assets	$196,280,465	$37,677,471	$310,490,509	$7,454,951

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	20,799,581	3,769,413	34,162,333	659,796
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$9.44	$10.00	$9.09	$11.30

‡ See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Operations

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$4,486,490	$4,791,533	$5,981,859	$2,456,633
Less: Foreign Taxes Withheld	–	(95,375)	(68,443)	–
Total Investment Income	4,486,490	4,696,158	5,913,416	2,456,633

Expenses:
Investment Advisory Fees	1,354,856	884,946	1,484,929	444,501
Shareholder Servicing Fees	300,175	155,901	282,929	82,112
Administration Fees	68,341	35,071	64,043	18,974
Trustees' Fees	8,458	8,458	8,458	8,458
Chief Compliance Officer Fees	8,244	4,281	7,771	2,253
Custodian Fees	37,195	87,209	105,232	5,218
Legal Fees	36,428	18,942	34,378	9,845
Printing Fees	28,502	16,150	26,412	7,245
Transfer Agent Fees	14,341	12,908	14,156	12,005
Registration Fees	12,096	11,073	11,964	9,809
Audit Fees	9,129	9,129	9,129	9,129
Insurance and Other Expenses	21,942	22,717	30,395	11,469

Total Expenses	1,899,707	1,266,785	2,079,796	621,018
Less:
Waiver of Investment Advisory Fees	(486,067)	(407,520)	(639,820)	(266,700)
Reimbursement by Investment Adviser	(61,357)	(39,158)	(149,737)	(67,310)
Net Expenses	1,352,283	820,107	1,290,239	287,008

Net Investment Income	3,134,207	3,876,051	4,623,177	2,169,625

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Operations- continued

	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized Gain (Loss) on:
Investments	$32,721,909	$3,755,849	$22,755,505	$(385,353)
Futures Contracts	65,122	491,952	399,161	–
Foreign Currency Transactions	–	(21,051)	(15,242)	–
Distributions from Registered Investment Companies	2,366,210	51,301	1,462,196	2,514,161
Net Realized Gain (Loss)	35,153,241	4,278,051	24,601,620	2,128,808
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,647,193	10,194,029	20,165,239	9,533,210
Futures Contracts	37,536	(10,714)	29,643	–
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	(4,798)	(2,784)	–
Net Change in Unrealized Appreciation (Depreciation)	25,684,729	10,178,517	20,192,098	9,533,210
Net Realized and Unrealized Gain	60,837,970	14,456,568	44,793,718	11,662,018
Net Increase in Net Assets Resulting from Operations	$63,972,177	$18,332,619	$49,416,895	$13,831,643

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Operations

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$4,136,922	$452,418	$9,780,663	$749,073
Less: Foreign Taxes Withheld	(4,586)	–	(50,284)	–
Total Investment Income	4,132,336	452,418	9,730,379	749,073

Expenses:
Investment Advisory Fees	468,138	91,789	855,372	66,508
Shareholder Servicing Fees	128,825	23,699	203,427	6,702
Administration Fees	28,859	5,418	45,632	1,430
Trustees' Fees	8,458	8,458	8,458	8,458
Chief Compliance Officer Fees	3,558	659	5,616	–
Legal Fees	15,721	2,907	24,793	798
Printing Fees	13,679	2,580	19,519	894
Transfer Agent Fees	12,656	11,460	13,335	11,226
Registration Fees	11,153	8,870	11,461	10,862
Audit Fees	9,129	9,129	9,129	9,129
Custodian Fees	8,558	1,561	13,475	230
Insurance and Other Expenses	12,862	9,459	15,216	9,595

Total Expenses	721,596	175,989	1,225,433	125,832
Less:
Waiver of Investment Advisory Fees	(184,217)	(42,965)	(395,469)	(51,041)
Reimbursement by Investment Adviser	(75,318)	(52,919)	(50,569)	(48,613)
Net Expenses	462,061	80,105	779,395	26,178

Net Investment Income	3,670,275	372,313	8,950,984	722,895

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Statements of Operations- continued

	US Systematic Fixed Income Fund	Municipal Fixed Income Fund	Global Systematic Fixed Income Fund	Alternatives Fund
Net Realized Gain (Loss) on:
Investments	$(12,890,708)	$(181,710)	$(38,436,081)	$89,681
Futures Contracts	–	–	(85,497)	–
Foreign Currency Transactions	–	–	4,041,251	–
Net Realized Gain (Loss)	(12,890,708)	(181,710)	(34,480,327)	89,681
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,671,314	714,808	35,049,968	(298,052)
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	(1,024,957)	–
Net Change in Unrealized Appreciation (Depreciation)	12,671,314	714,808	34,025,011	(298,052)
Net Realized and Unrealized Gain (Loss)	(219,394)	533,098	(455,316)	(208,371)
Net Increase in Net Assets Resulting from Operations	$3,450,881	$905,411	$8,495,668	$514,524

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Equity Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$3,134,207	$7,338,449
Net Realized Gain	35,153,241	12,598,021
Net Change in Unrealized Appreciation	25,684,729	32,609,678
Net Increase in Net Assets Resulting from Operations	63,972,177	52,546,148

Distributions	(20,162,680)	(19,231,435)

Capital Share Transactions:
Class I Shares:
Issued	15,540,650	67,822,988
Reinvestment of Distributions	20,162,680	19,231,434
Redeemed	(113,506,674)	(114,774,872)
Net Class I Share Transactions	(77,803,344)	(27,720,450)
Net Decrease in Net Assets from Share Transactions	(77,803,344)	(27,720,450)
Total Increase (Decrease) in Net Assets	(33,993,847)	5,594,263

Net Assets:
Beginning of Period/Year	529,617,097	524,022,834
End of Period/Year	$495,623,250	$529,617,097

Share Transactions:
Class I Shares:
Issued	1,148,125	5,363,487
Reinvestment of Distributions	1,448,181	1,572,441
Redeemed	(8,350,500)	(9,003,591)
Net Decrease in Shares Outstanding from Share Transactions	(5,754,194)	(2,067,663)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	International Equity Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$3,876,051	$7,330,267
Net Realized Gain (Loss)	4,278,051	(3,562,852)
Net Change in Unrealized Appreciation	10,178,517	23,346,921
Net Increase in Net Assets Resulting from Operations	18,332,619	27,114,336

Distributions	(9,010,866)	(6,397,783)

Capital Share Transactions:
Class I Shares:
Issued	9,005,432	36,698,445
Reinvestment of Distributions	9,010,866	6,397,782
Redeemed	(52,441,413)	(56,430,612)
Net Class I Share Transactions	(34,425,115)	(13,334,385)
Net Decrease in Net Assets from Share Transactions	(34,425,115)	(13,334,385)
Total Increase (Decrease) in Net Assets	(25,103,362)	7,382,168

Net Assets:
Beginning of Period/Year	272,166,828	264,784,660
End of Period/Year	$247,063,466	$272,166,828

Share Transactions:
Class I Shares:
Issued	800,957	3,404,507
Reinvestment of Distributions	784,236	613,991
Redeemed	(4,669,327)	(5,214,799)
Net Decrease in Shares Outstanding from Share Transactions	(3,084,134)	(1,196,301)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Equity Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$4,623,177	$9,870,367
Net Realized Gain	24,601,620	4,992,316
Net Change in Unrealized Appreciation	20,192,098	32,941,373
Net Increase in Net Assets Resulting from Operations	49,416,895	47,804,056

Distributions	(17,396,178)	(17,429,029)

Capital Share Transactions:
Class I Shares:
Issued	14,154,655	62,326,832
Reinvestment of Distributions	17,396,178	17,429,029
Redeemed	(103,195,948)	(110,018,877)
Net Class I Share Transactions	(71,645,115)	(30,263,016)
Net Decrease in Net Assets from Share Transactions	(71,645,115)	(30,263,016)
Total Increase (Decrease) in Net Assets	(39,624,398)	112,011

Net Assets:
Beginning of Period/Year	498,514,955	498,402,944
End of Period/Year	$458,890,557	$498,514,955

Share Transactions:
Class I Shares:
Issued	1,125,579	5,225,995
Reinvestment of Distributions	1,346,753	1,510,249
Redeemed	(8,204,599)	(9,190,783)
Net Decrease in Shares Outstanding from Share Transactions	(5,732,267)	(2,454,539)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Tax-Managed Global Equity Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$2,169,625	$2,374,385
Net Realized Gain	2,128,808	173,480
Net Change in Unrealized Appreciation	9,533,210	12,486,108
Net Increase in Net Assets Resulting from Operations	13,831,643	15,033,973

Distributions	(3,049,679)	(2,151,138)

Capital Share Transactions:
Class I Shares:
Issued	9,827,613	34,733,767
Reinvestment of Distributions	3,049,679	2,151,137
Redeemed	(21,476,237)	(32,379,075)
Net Class I Share Transactions	(8,598,945)	4,505,829
Net Increase (Decrease) in Net Assets from Share Transactions	(8,598,945)	4,505,829
Total Increase in Net Assets	2,183,019	17,388,664

Net Assets:
Beginning of Period/Year	138,970,720	121,582,056
End of Period/Year	$141,153,739	$138,970,720

Share Transactions:
Class I Shares:
Issued	727,075	2,754,399
Reinvestment of Distributions	215,206	175,746
Redeemed	(1,564,370)	(2,542,328)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(622,089)	387,817

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	US Systematic Fixed Income Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$3,670,275	$5,089,990
Net Realized Loss	(12,890,708)	(2,413,835)
Net Change in Unrealized Appreciation (Depreciation)	12,671,314	(3,290,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,450,881	(614,646)

Distributions	(3,643,605)	(5,090,220)

Capital Share Transactions:
Class I Shares:
Issued	11,034,084	46,864,599
Reinvestment of Distributions	3,643,605	5,089,799
Redeemed	(42,332,352)	(74,836,772)
Net Class I Share Transactions	(27,654,663)	(22,882,374)
Net Decrease in Net Assets from Share Transactions	(27,654,663)	(22,882,374)
Total Decrease in Net Assets	(27,847,387)	(28,587,240)

Net Assets:
Beginning of Period/Year	224,127,852	252,715,092
End of Period/Year	$196,280,465	$224,127,852

Share Transactions:
Class I Shares:
Issued	1,168,959	4,923,441
Reinvestment of Distributions	385,500	536,361
Redeemed	(4,492,236)	(7,866,514)
Net Decrease in Shares Outstanding from Share Transactions	(2,937,777)	(2,406,712)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Municipal Fixed Income Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$372,313	$552,616
Net Realized Loss	(181,710)	(269,663)
Net Change in Unrealized Appreciation	714,808	256,143
Net Increase in Net Assets Resulting from Operations	905,411	539,096

Distributions	(372,394)	(552,474)

Capital Share Transactions:
Class I Shares:
Issued	5,202,237	14,828,693
Reinvestment of Distributions	372,394	552,474
Redeemed	(8,370,847)	(15,979,172)
Net Class I Share Transactions	(2,796,216)	(598,005)
Net Decrease in Net Assets from Share Transactions	(2,796,216)	(598,005)
Total Decrease in Net Assets	(2,263,199)	(611,383)

Net Assets:
Beginning of Period/Year	39,940,670	40,552,053
End of Period/Year	$37,677,471	$39,940,670

Share Transactions:
Class I Shares:
Issued	526,078	1,501,208
Reinvestment of Distributions	37,572	55,940
Redeemed	(843,768)	(1,617,613)
Net Decrease in Shares Outstanding from Share Transactions	(280,118)	(60,465)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Global Systematic Fixed Income Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$8,950,984	$7,298,622
Net Realized Loss	(34,480,327)	(2,594,911)
Net Change in Unrealized Appreciation (Depreciation)	34,025,011	(5,965,917)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,495,668	(1,262,206)

Distributions	(8,931,238)	(7,299,595)

Capital Share Transactions:
Class I Shares:
Issued	18,181,769	58,510,649
Reinvestment of Distributions	8,931,238	7,299,528
Redeemed	(71,143,824)	(76,263,900)
Net Class I Share Transactions	(44,030,817)	(10,453,723)
Net Decrease in Net Assets from Share Transactions	(44,030,817)	(10,453,723)
Total Decrease in Net Assets	(44,466,387)	(19,015,524)

Net Assets:
Beginning of Period/Year	354,956,896	373,972,420
End of Period/Year	$310,490,509	$354,956,896

Share Transactions:
Class I Shares:
Issued	1,996,085	6,403,132
Reinvestment of Distributions	975,260	802,728
Redeemed	(7,851,966)	(8,359,572)
Net Decrease in Shares Outstanding from Share Transactions	(4,880,621)	(1,153,712)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets

	Alternatives Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations:
Net Investment Income	$722,895	$2,189,807
Net Realized Gain (Loss)	89,681	(1,774,990)
Net Change in Unrealized Appreciation (Depreciation)	(298,052)	205,115
Net Increase in Net Assets Resulting from Operations	514,524	619,932

Distributions	(667,015)	(2,255,407)

Capital Share Transactions:
Class I Shares:
Issued	428,333	21,128,771
Reinvestment of Distributions	667,015	2,255,407
Redeemed	(4,449,054)	(33,901,575)
Net Class I Share Transactions	(3,353,706)	(10,517,397)
Net Decrease in Net Assets from Share Transactions	(3,353,706)	(10,517,397)
Total Decrease in Net Assets	(3,506,197)	(12,152,872)

Net Assets:
Beginning of Period/Year	10,961,148	23,114,020
End of Period/Year	$7,454,951	$10,961,148

Share Transactions:
Class I Shares:
Issued	37,327	1,830,741
Reinvestment of Distributions	61,590	205,223
Redeemed	(401,015)	(3,093,180)
Net Decrease in Shares Outstanding from Share Transactions	(302,098)	(1,057,216)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$13.45		$12.65	$14.91	$11.07	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.09		0.18	0.14	0.12	0.12	0.11
Net Realized and Unrealized Gain (Loss)	1.77		1.09	(1.38)	3.86	0.59	0.51
Total from Operations	1.86		1.27	(1.24)	3.98	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.19)		(0.15)	(0.11)	(0.14)	(0.12)	(0.04)
Net Realized Gain	(0.38)		(0.32)	(0.91)	—	(0.10)	—
Total Dividends and Distributions	(0.57)		(0.47)	(1.02)	(0.14)	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$14.74		$13.45	$12.65	$14.91	$11.07	$10.58
Total Return†	14.12%		10.48%	(9.04)%	36.19%	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$495,623		$529,617	$524,023	$636,244	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.55	%**	0.55%	0.55%	0.54%‡	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.77	%**	0.77%	0.77%	0.77%	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.27	%**	1.41%	1.02%	0.96%	1.15%	1.32	%**
Portfolio Turnover Rate	18	%***	35%	26%	65%	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.23		$10.41	$13.04	$10.33	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.17		0.29	0.35	0.16	0.25	0.23
Net Realized and Unrealized Gain (Loss)	0.70		0.79	(2.68)	2.69	0.22	0.06
Total from Operations	0.87		1.08	(2.33)	2.85	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.42)		(0.26)	(0.30)	(0.14)	(0.33)	(0.10)
Total Dividends and Distributions	(0.42)		(0.26)	(0.30)	(0.14)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$11.68		$11.23	$10.41	$13.04	$10.33	$10.19
Total Return†	7.78%		10.52%	(18.28)%	27.78%	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$247,063		$272,167	$264,785	$325,683	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65	%**	0.65%	0.65%	0.65%‡	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.00	%**	0.98%	0.97%	0.96%	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.07	%**	2.70%	2.96%	1.31%	2.51%	2.72	%**
Portfolio Turnover Rate	17	%***	40%	35%	28%	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$12.51		$11.78	$14.15	$10.80	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.13		0.24	0.25	0.14	0.17	0.16
Net Realized and Unrealized Gain (Loss)	1.30		0.90	(1.95)	3.35	0.46	0.33
Total from Operations	1.43		1.14	(1.70)	3.49	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.30)		(0.20)	(0.20)	(0.14)	(0.21)	(0.06)
Net Realized Gain	(0.19)		(0.21)	(0.47)	—	(0.05)	—
Total Dividends and Distributions	(0.49)		(0.41)	(0.67)	(0.14)	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$13.45		$12.51	$11.78	$14.15	$10.80	$10.43
Total Return†	11.62%		10.09%	(12.63)%	32.59%	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$458,891		$498,515	$498,403	$606,741	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.56	%**	0.56%	0.56%	0.56%‡	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90	%**	0.89%	0.87%	0.87%	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.01	%**	1.98%	1.88%	1.13%	1.70%	1.92	%**
Portfolio Turnover Rate	18	%***	35%	32%	52%	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$13.56		$12.33	$14.44	$11.05	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.22		0.23	0.28	0.16	0.13	0.08
Net Realized and Unrealized Gain (Loss)	1.19		1.22	(2.16)	3.38	0.57	0.44
Total from Operations	1.41		1.45	(1.88)	3.54	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.29)		(0.22)	(0.23)	(0.15)	(0.14)	(0.03)
Net Realized Gain	(0.02)		—	—	—	—	—
Total Dividends and Distributions	(0.31)		(0.22)	(0.23)	(0.15)	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$14.66		$13.56	$12.33	$14.44	$11.05	$10.49
Total Return†	10.46%		11.91%	(13.28)%	32.28%	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$141,154		$138,971	$121,582	$123,670	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)(3)	0.42	%**	0.42%	0.42%	0.42%	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.91	%**	0.91%	0.91%	0.92%	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2)(3) (4)	3.18	%**	1.82%	2.08%	1.21%	1.26%	0.98	%**
Portfolio Turnover Rate	3	%***	12%	7%	39%	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.44		$9.67	$10.76	$10.93	$10.61	$10.00
Income from Operations:
Net Investment Income(1)	0.17		0.21	0.13	0.14	0.20	0.18
Net Realized and Unrealized Gain (Loss)	—		(0.23)	(1.09)	(0.15)	0.33	0.59
Total from Operations	0.17		(0.02)	(0.96)	(0.01)	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.17)		(0.21)	(0.12)	(0.14)	(0.20)	(0.16)
Net Realized Gain	—		—	(0.01)	(0.02)	(0.01)	—
Total Dividends and Distributions	(0.17)		(0.21)	(0.13)	(0.16)	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$9.44		$9.44	$9.67	$10.76	$10.93	$10.61
Total Return†	1.79%		(0.22)%	(8.97)%	(0.13)%	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$196,280		$224,128	$252,715	$258,928	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.44	%**	0.41%	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.69	%**	0.69%	0.68%	0.69%	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	3.53	%**	2.16%	1.23%	1.27%	1.84%	2.15	%**
Portfolio Turnover Rate	187	%***	2%	56%	6%	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.86		$9.87	$10.27	$10.30	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.09		0.13	0.04	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss)	0.14		(0.01)	(0.40)	(0.03)	0.07	0.22
Total from Operations	0.23		0.12	(0.36)	0.01	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.09)		(0.13)	(0.04)	(0.04)	(0.08)	(0.08)
Total Dividends and Distributions	(0.09)		(0.13)	(0.04)	(0.04)	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$10.00		$9.86	$9.87	$10.27	$10.30	$10.23
Total Return†	2.39%		1.25%	(3.54)%	0.10%	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$37,677		$39,941	$40,552	$38,365	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)(3)	0.41	%**	0.41%	0.41%	0.41%	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.90	%**	0.90%	0.88%	0.94%	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2)(3) (4)	1.91	%**	1.35%	0.37%	0.39%	0.82%	1.10	%**
Portfolio Turnover Rate	5	%***	18%	5%	8%	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$9.09		$9.30	$10.76	$10.88	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.25		0.18	0.20	0.10	0.24	0.23
Net Realized and Unrealized Gain (Loss)	—		(0.21)	(1.44)	(0.09)	0.09	0.81
Total from Operations	0.25		(0.03)	(1.24)	0.01	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.25)		(0.18)	(0.20)	(0.10)	(0.25)	(0.22)
Net Realized Gain	—		—	(0.02)	(0.03)	(0.02)	—
Total Dividends and Distributions	(0.25)		(0.18)	(0.22)	(0.13)	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$9.09		$9.09	$9.30	$10.76	$10.88	$10.82
Total Return†	2.77%		(0.26)%	(11.66)%	0.06%	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$310,491		$354,957	$373,972	$403,035	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.47	%**	0.43%	0.43%	0.43%	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.75	%**	0.74%	0.74%	0.74%	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	5.45	%**	2.01%	2.00%	0.93%	2.26%	2.75	%**
Portfolio Turnover Rate	207	%***	2%	9%	6%	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding
Throughout the Year or Period

Class I Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$11.40		$11.45	$10.45	$9.41	$10.00	$10.00
Income from Operations:
Net Investment Income(1)	0.80		0.96	0.01	0.20	0.16	0.03
Net Realized and Unrealized Gain (Loss)	(0.19)		(0.33)	1.20	0.84	(0.57)	0.20
Total from Operations	0.61		0.63	1.21	1.04	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	(0.71)		(0.68)	(0.21)	—	(0.17)	(0.23)
Return of Capital	—		—	—	—	(0.01)	—
Total Dividends and Distributions	(0.71)		(0.68)	(0.21)	—	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$11.30		$11.40	$11.45	$10.45	$9.41	$10.00
Total Return†	5.63%		5.76%	11.84%	11.05%	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,455		$10,961	$23,114	$1,488	$929	$935
Ratio of Expenses to Average Net Assets(2)(3)	0.51	%**(4)	0.50%	0.50%	0.50%	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	2.45	%**	1.93%	2.72%	7.71%	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2)(3) (5)	14.05	%**	8.49%	0.13%	1.94%	1.67%	0.33	%**
Portfolio Turnover Rate	9	%***	100%	5%	7%	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	The interest expense has a 0.00% effect on the ratio of expenses to average net assets.
(4)	Absent the interfund loan expense, the expense ratio for the Fund would be 0.50%.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Notes to Financial Statements

1.    Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund (formerly Symmetry Panoramic US Fixed Income Fund), Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund (formerly, Symmetry Panoramic Global Fixed Income Fund) and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Systematic Fixed Income Fund is to seek income and capital appreciation through systematic exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Municipal Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize at least one sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund, and Dimensional Fund Advisors LP provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. J.P. Morgan Investment Management Inc. currently provides sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

Global Systematic Fixed Income Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 Financial Services-Investment Companies, by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Symmetry Partners, LLC (the “Adviser”) as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation.

Futures contracts that are traded on an exchange are valued at the end of day settlement value reported from the exchange or board of trade on which the contract is primarily traded.

Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures established by the Valuation Designee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to, among others, a

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

single issuer or to an entire market sector. If the Valuation Designee becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued at its fair market value by the Valuation Designee, subject to Board oversight.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value factor which is applied to the local market close price for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Designee. The Valuation Designee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Designee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair value factors provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Valuation Designee and Committee holds a meeting to consider the matter and coordinates with SEI Investments Global Funds Services (the “Administrator”).

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value factors provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024 (UNAUDITED)

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Adviser has analyzed the Funds' tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds' financial statements. The Funds' U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

As of and during the period ended February 29, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 29, 2024, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from

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foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Systematic Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 29, 2024. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second,

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it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 29, 2024.

For the period ended February 29, 2024, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$1,067,426	$5,557,875	$4,942,319	$4,942,319

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of February 29, 2024.

For the period ended February 29, 2024, the average monthly notional amount of forward foreign currency contracts held were as follows:

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Symmetry Panoramic Global Systemic Fixed Income Fund
Average Monthly Notional Balance Long	$4,756,624
Average Monthly Notional Balance Short	62,811,573

Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes

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in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

The Funds may participate in the ReFlow Redemption Service. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

For the period ended February 29, 2024, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default

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with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $450,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds evenly and/or based on relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from

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gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Systematic Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Systematic Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Interfund Lending — The Funds have entered into an interfund lending and borrowing facility, pursuant to which: (i) each Fund could lend money directly to and borrow money directly from other Funds within the Trust for temporary defensive purposes, namely to cover unanticipated cash shortfalls, such as unanticipated redemptions or sales fails; and (ii) the Funds will not borrow under the facility for leverage purposes and the loans’ duration will be no more than 7 days. This interfund lending facility is intended to provide a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than these Funds otherwise could obtain from investing the Funds’ cash in repurchase agreements or certain other short term money market instruments. Thus, this interfund lending facility is expected to benefit both borrowing and lending Funds. For the period ended February 29, 2024, the following interfund lending facilities occurred:

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Borrowing Fund	Lending Fund	Amount Borrowed /Lent	Rate (%)	Date Borrowed	Date Repaid
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic U.S. Equity Fund	$ 484,200	6.855	1/26/2024	1/30/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	260,000	6.845	1/29/2024	1/30/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	40,000	6.845	1/29/2024	1/31/2024
Symmetry Panoramic Alternatives Fund	Symmetry Panoramic Global Equity Fund	120,000	6.860	2/1/2024	2/2/2024
Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic U.S. Equity Fund	966,000	6.830	2/14/2024	2/15/2024
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Global Equity Fund	1,739,000	6.830	2/14/2024	2/15/2024

The amounts disclosed above represent maximum and average borrowings. There were no outstanding loan balances as of February 29, 2024.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 29, 2024, the Funds were charged as follows for these services:

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Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$68,341
Symmetry Panoramic International Equity Fund	35,071
Symmetry Panoramic Global Equity Fund	64,043
Symmetry Panoramic Tax-Managed Global Equity Fund	18,974
Symmetry Panoramic US Systematic Fixed Income Fund	28,859
Symmetry Panoramic Municipal Fixed Income Fund	5,418
Symmetry Panoramic Global Systematic Fixed Income Fund	45,632
Symmetry Panoramic Alternatives Fund	1,430

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.     Investment Advisory and Subadvisory Agreements:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board its

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hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2024 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%
Symmetry Panoramic International Equity Fund	0.65%
Symmetry Panoramic Global Equity Fund	0.56%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.42%
Symmetry Panoramic US Systematic Fixed Income Fund	0.52%
Symmetry Panoramic Municipal Fixed Income Fund	0.41%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.57%
Symmetry Panoramic Alternatives Fund	0.50%

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The Adviser also has contractually agreed to waive its advisory fee for each of the Funds until at least December 31, 2024 (“Fee Waiver”) so that the aggregate annual advisory fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the amount shown under the “Fee Waiver” column in the following table:

	Advisory Fee Before Fee Waiver	Fee Waiver
Symmetry Panoramic US Equity Fund	0.55%	0.25%
Symmetry Panoramic International Equity Fund	0.70%	0.25%
Symmetry Panoramic Global Equity Fund	0.63%	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.26%
Symmetry Panoramic US Systematic Fixed Income Fund	0.45%	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.25%
Symmetry Panoramic Global Systematic Fixed Income Fund	0.52%	0.25%
Symmetry Panoramic Alternatives Fund	1.29%	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

As of February 29, 2024, the following amounts of waivers/reimbursements are subject to recoupment:

	Amount expiring in 2024	Amount expiring in 2025	Amount expiring in 2026
Symmetry Panoramic US Equity Fund	$60,650	$90,197	$122,104
Symmetry Panoramic International Equity Fund	11,396	12,718	32,119
Symmetry Panoramic Global Equity Fund	89,381	229,596	227,722
Symmetry Panoramic Tax-Managed Global Equity Fund	64,645	130,780	136,173
Symmetry Panoramic US Systematic Fixed Income Fund	98,249	191,500	197,914
Symmetry Panoramic Municipal Fixed Income Fund	51,459	103,204	111,215

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	Amount expiring in 2024	Amount expiring in 2025	Amount expiring in 2026
Symmetry Panoramic Global Systematic Fixed Income Fund	$68,213	$151,535	$159,780
Symmetry Panoramic Alternatives Fund	44,653	90,656	112,249

The Adviser has engaged AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”) to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Equity Funds”). The Adviser, however, has not yet allocated any assets of the Symmetry Panoramic International Equity Fund to DFA. The Adviser has engaged J.P. Morgan Investment Management Inc. (“JPMIM”) to provide sub-advisory services to each of the Symmetry Panoramic US Systematic Fixed Income Fund and Symmetry Panoramic Global Systematic Fixed Income Fund (together with the Sub-Advised Equity Funds, the (“Sub-Advised Funds”). The Adviser pays AQR, DFA and JPMIM a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6.    Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 29, 2024, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$87,724,717	$181,573,353
Symmetry Panoramic International Equity Fund	42,066,254	82,324,647
Symmetry Panoramic Global Equity Fund	83,302,547	165,879,045
Symmetry Panoramic Tax-Managed Global Equity Fund	4,173,723	10,930,041
Symmetry Panoramic US Systematic Fixed Income Fund	382,600,130	419,338,356
Symmetry Panoramic Municipal Fixed Income Fund	2,020,400	4,809,824
Symmetry Panoramic Global Systematic Fixed Income Fund	651,418,085	710,210,532
Symmetry Panoramic Alternatives Fund	864,627	4,017,485

7.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent

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these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences relate to distributions in excess. The following permanent differences were credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2023:

	Distributable Earnings	Paid in Capital
Symmetry Panoramic Alternatives Fund	$259	$(259)

The tax character of dividends and distributions declared during the fiscal years ended August 31, 2023 and 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2023	$6,205,201	$13,026,234	$—	$19,231,435
2022	29,786,484	11,809,320	—	41,595,804
Symmetry Panoramic International Equity Fund
2023	6,397,783	—	—	6,397,783
2022	7,382,351	—	—	7,382,351
Symmetry Panoramic Global Equity Fund
2023	8,575,235	8,853,794	—	17,429,029
2022	25,758,968	2,549,320	—	28,308,288
Symmetry Panoramic Tax-Managed Global Equity Fund
2023	2,151,138	—	—	2,151,138
2022	2,015,323	—	—	2,015,323
Symmetry Panoramic US Systematic Fixed Income Fund
2023	5,090,220	—	—	5,090,220
2022	3,147,380	163,372	—	3,310,752
Symmetry Panoramic Municipal Fixed Income Fund
2023	12,820	—	539,654	552,474
2022	—	—	148,461	148,461
Symmetry Panoramic Global Systematic Fixed Income Fund
2023	7,299,595	—	—	7,299,595
2022	7,996,330	798,665	—	8,794,995
Symmetry Panoramic Alternatives Fund
2023	2,255,407	—	—	2,255,407
2022	30,464	—	—	30,464

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As of August 31, 2023, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$4,727,812	$5,445,162	$6,956,089	$1,136,625
Undistributed Long-Term Capital Gain	12,339,324	–	5,089,275	156,762
Post-October Losses	–	(80,492)	–	–
Capital Loss Carryforwards	–	(16,134,597)	–	–
Unrealized Appreciation	160,680,331	47,491,811	120,201,065	25,713,155
Other Temporary Differences	(1)	(1)	(4)	1
Total Distributable Earnings	$177,747,466	$36,721,883	$132,246,425	$27,006,543

	Symmetry Panoramic US Systematic Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Systematic Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$13,321	$4	$17,458	$–
Undistributed Tax-Exempt Income	–	456	–	–
Post-October Losses	(1,944,895)	(138,197)	(2,097,330)	(1,738,884)
Late-Year Loss Deferral	–	–	–	(60,506)
Capital Loss Carryforwards	(799,186)	(44,046)	(787,335)	(75,883)
Unrealized Appreciation/(Depreciation)	(16,597,189)	(1,308,059)	(39,045,487)	809,905
Other Temporary Differences	(1)	3	(1)	1
Total (Accumulated Losses)	$(19,327,950)	$(1,489,839)	$(41,912,695)	$(1,065,367)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through August 31, 2023, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2023 through August 31, 2023 and specified losses realized on investment transactions from November 1, 2022 through August 31, 2023.

The Symmetry Panoramic International Equity Fund, Symmetry Panoramic US Systematic Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Systematic Fixed Income Fund and Symmetry Panoramic Alternatives Fund had Post-October losses of $80,492, $1,944,895, $138,197, $2,097,330 and $1,738,884, respectively. The funds elect to treat each as having arisen in the following fiscal year.

During the year ended September 30, 2023, the Symmetry Panoramic Tax-Managed Global Equity Fund utilized capital loss carryforwards of $533,003 to offset capital gains.

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For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic International Equity Fund	$13,778,317	$2,356,280	$16,134,597
Symmetry Panoramic US Systematic Fixed Income Fund	598,030	201,156	799,186
Symmetry Panoramic Municipal Fixed Income Fund	44,046	—	44,046
Symmetry Panoramic Global Systematic Fixed Income Fund	787,335	—	787,335
Symmetry Panoramic Alternatives Fund	68,009	7,874	75,883

For federal income tax purposes, the cost of securities owned at August 31, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 29, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$309,381,134	$188,443,861	$(1,814,475)	$186,629,386
Symmetry Panoramic International Equity Fund	187,118,812	60,022,867	(647,407)	59,375,460
Symmetry Panoramic Global Equity Fund	316,784,897	145,072,733	(3,437,758)	141,634,975
Symmetry Panoramic Tax-Managed Global Equity Fund	105,396,937	35,800,333	—	35,800,333
Symmetry Panoramic US Systematic Fixed Income Fund	197,512,584	46,280	(3,306,846)	(3,260,566)
Symmetry Panoramic Municipal Fixed Income Fund	38,147,550	17,191	(473,502)	(456,311)
Symmetry Panoramic Global Systematic Fixed Income Fund	310,308,898	86,388	(3,669,248)	(3,582,860)

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	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic Alternatives Fund	$6,993,165	$513,271	$—	$513,271

8.    Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

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The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”), are exposed to the risk that its operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume

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and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose

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heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities

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subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and

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economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

The Adviser determines the appropriate country and industry categories and assigns issuers to them based on a variety of considerations, including relevant third party categorization and classification systems. Country and industry categories and issuer assignments may change over time as industry sectors and issuers evolve. The Adviser and sub-advisers may use a variety of classification methodologies when performing day-to-day management of the funds. Country classifications shown in this shareholder report generally represent Country of Risk.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying

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investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

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Profitability Investment Risk is the risk that high relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the

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accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

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Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization

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companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters, epidemics or pandemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the U.S. Federal Reserve (“Fed”) and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates might increase, the timing, frequency or magnitude of any such increases in interest rates, or when such increases might stop. Additionally, various economic and political factors could cause the Fed or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

Public health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects. The impact of infectious diseases may be greater in countries that do not

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move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Governments, including the U.S. federal government, and central banks around the world have taken extraordinary and unprecedented actions to support local and global economies and the financial markets and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the COVID-19 pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude and effect of such policy changes on various markets are uncertain, and such changes in monetary policy may adversely affect the value of a Fund’s investments.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 pandemic. Changes in government policies or central banks could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund's ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund's service providers, and negatively impact a Fund's performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad, including the current contentious domestic political environment and changes

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in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of COVID-19 pandemic and ensuing economic relief and public health measures Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, over the last year, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, the U.S. and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation.

Extremely low or negative interest rates may persist or become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates persist or become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity

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investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Fund and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought have devastated, and in the future may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. The current U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and

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liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds

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may therefore be more dependent on the analytical abilities of the Adviser than if the fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

Operational Risk - Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s and the Sub-Advisers’ control, including instances at third parties. The Fund, the Adviser and the Sub-Advisers seek to reduce these operational risks through control and procedures. However, these measures do not address every possible risk and may be inadequate to address these risk.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC. These include the ReFlow Redemption Service, which is designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — Investments in REITs, which pool investors’ capital to purchase or finance real estate investments, involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). In addition, REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses or competition, overbuilding, zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund.

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Small Fund Risk — Symmetry Panoramic Municipal Fixed Income Fund and Symmetry Panoramic Alternative Fund currently have fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if a Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

9.    Concentration of Shareholders:

As of February 29, 2024, the percentage of total shares outstanding held by shareholders of the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund, were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	2	83%
Symmetry Panoramic International Equity Fund	2	83%
Symmetry Panoramic Global Equity Fund	2	84%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	88%
Symmetry Panoramic US Systematic Fixed Income Fund	3	89%

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FEBRUARY 29, 2024 (UNAUDITED)

	No. of Shareholders	% Ownership
Symmetry Panoramic Municipal Fixed Income Fund	4	96%
Symmetry Panoramic Global Systematic Fixed Income Fund	2	82%
Symmetry Panoramic Alternatives Fund	4	89%

10.    Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.    Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 29, 2024.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2023 to February 29, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

□    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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FEBRUARY 29, 2024

Disclosure of Fund Expenses (Unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/23	Ending Account Value 2/29/24	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,141.20	0.55%	$2.93
Hypothetical 5% Return	$1,000.00	$1,022.13	0.55%	$2.77
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,077.80	0.65%	$3.36
Hypothetical 5% Return	$1,000.00	$1,021.63	0.65%	$3.27
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,116.20	0.56%	$2.95
Hypothetical 5% Return	$1,000.00	$1,022.08	0.56%	$2.82
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,104.60	0.42%	$2.20
Hypothetical 5% Return	$1,000.00	$1,022.78	0.42%	$2.11
Symmetry Panoramic US Systematic Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,017.90	0.44%	$2.21
Hypothetical 5% Return	$1,000.00	$1,022.68	0.44%	$2.21
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,023.90	0.41%	$2.06
Hypothetical 5% Return	$1,000.00	$1,022.83	0.41%	$2.06
Symmetry Panoramic Global Systematic Fixed Income Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,027.70	0.47%	$2.37
Hypothetical 5% Return	$1,000.00	$1,022.53	0.47%	$2.36
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$1,000.00	$1,056.30	0.51%	$2.61
Hypothetical 5% Return	$1,000.00	$1,022.33	0.51%	$2.56

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

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BOARD CONSIDERATION OF APPROVAL OF SUB-ADVISORY AGREEMENT

Symmetry Panoramic U.S. Equity Fund	Symmetry Panoramic US Systematic Fixed
Income Fund
Symmetry Panoramic International Equity Fund	Symmetry Panoramic Municipal Fixed Income
Fund
Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Systematic Fixed
Income Fund
Symmetry Panoramic Tax-Managed Global Equity	Symmetry Panoramic Alternatives Fund
Fund

(collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on October 24, 2023, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between J.P. Morgan Investment Management Inc. (“JPMIM”) and Symmetry Partners, LLC (the “Adviser”), pursuant to which JPMIM would provide investment sub-advisory services to the Symmetry Panoramic US Systematic Fixed Income Fund (formerly, Symmetry Panoramic US Fixed Income Fund) and Symmetry Panoramic Global Systematic Fixed Income Fund (formerly, Symmetry Panoramic Global Fixed Income Fund) (each, a “Fund” and together, the “Funds”).

    In considering whether to approve the Sub-Advisory Agreement, the Trustees considered and discussed information and analyses provided in advance of the meeting by the Adviser and JPMIM. The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Sub-Advisory Agreement. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from representatives of the Adviser and JPMIM. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel and their own business judgment, to be relevant, and then made decisions in their business judgment. In considering the approval of the Sub-Advisory Agreement for an initial two-year period, the Board evaluated all factors it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

    The nature, extent, and quality of the sub-advisory services to be provided, including investment performance. The Board considered the nature, extent, and quality of the services to be provided by JPMIM to the Funds. The Board considered the proposed new investment strategies for the Funds, which currently are operated as a “fund-of-funds” by the Adviser, and JPMIM’s expertise with respect to such strategies; the experience, capability, and integrity of JPMIM’s senior management; the financial resources of JPMIM; the continuous and regular management and services to be provided by JPMIM and the risks

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to be assumed and borne; and the professional qualifications of the portfolio management teams of JPMIM.

    The Board considered that each Fund currently is managed as a multi-factor fund providing exposure to different managers that, in the Adviser’s view, are best able to deliver certain factor exposures as identified by the Adviser, and that the Adviser accesses these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser would be responsible for advising an allocated portion of a Fund’s assets. The Board noted that the Funds currently access JPMIM’s investment capabilities through investment in JPMIM-sponsored funds, and the Board considered the Adviser’s assertion that the Funds may benefit by transitioning their investments in those and other investment advisers’ funds to direct fixed-income investments managed by JPMIM.

    The Board considered the Adviser’s reasons for recommending that JPMIM be appointed as a sub-adviser to the Funds, including the Adviser’s due diligence concerning and previous experience with JPMIM. The Board noted that under the Sub-Advisory Agreement, JPMIM, subject to the oversight of the Trustees and the supervision of the Adviser, will be responsible for, among other things: making investment decisions on behalf of each Fund, placing orders with brokers or dealers for the purchase and sale of investments for each Fund, and performing other related functions.

    In connection with the assessment of JPMIM’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of JPMIM’s resources and reviewed JPMIM’s overall investment experience, including its experience managing other open-end funds, and noted JPMIM’s reputation in the asset management industry. The Board discussed JPMIM’s portfolio managers’ experience and the investment strategies to be employed in JPMIM’s management of each Fund’s assets. The Board also considered the Funds’ past performance and noted that performance may be impacted by the addition of JPMIM as a sub-adviser to the Funds and the change in investment approach for each Fund from a fund-of-funds, through which different managers’ investment strategies are accessed. In this regard, the Board was presented with certain performance information regarding the investment strategies to be employed by JPMIM for the Funds. The Board noted that, subject to a number of limitations, such information was designed to aid the Board in evaluating the potential advantages of operating the Funds using a sub-advised investment approach.

    The Board also considered the compliance resources of JPMIM. The Board considered JPMIM’s commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, including the determination of the Trust’s Chief Compliance Officer that JPMIM’s compliance program appears to be reasonably designed to prevent violations of the federal securities laws. The Board also considered

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JPMIM’s operational infrastructure, including its risk management, technology and cybersecurity controls and systems.

    On the basis of this information and the Board’s assessment of the nature, extent, and quality of sub-advisory services to be provided by JPMIM to the Funds, the Board concluded that JPMIM is capable of generating a level of investment performance that is appropriate in light of the Funds’ investment objectives, policies, and strategies. The Board also determined that JPMIM could provide investment and related services that are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs.

    Sub-advisory fees. In considering the sub-advisory fees to be paid to JPMIM, the Board noted that JPMIM’s fees will be paid by the Adviser (out of its fee paid by the Funds) and not by the Funds. The Board considered the sub-advisory fees to be paid to JPMIM in relation to the fees paid to the Adviser by the Funds and the respective services provided, and to be provided, by the Adviser and JPMIM. The Board considered the meaningful differences in the services that the Adviser provides to the Funds as compared to the services to be provided by JPMIM. The Board noted that, with respect to each Fund, the Adviser contractually agreed to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least December 31, 2024, and that, in connection with JPMIM’s proposed appointment, the Adviser was proposing to raise the current expense limits for each Fund to account for payments to be made by the Adviser to JPMIM.

    On the basis of these and other considerations, together with the other information it considered, the Board determined that the sub-advisory fees to be received by JPMIM under the Sub-Advisory Agreement are reasonable in light of the services to be provided by JPMIM.

    The cost of sub-advisory services provided and the level of profitability. The Board considered the costs of the services to be provided and any profits to be realized by JPMIM from its relationship with the Funds, noting the arm’s-length nature of the relationship between the Adviser and JPMIM with respect to the negotiation of JPMIM’s sub-advisory fee rates.

    Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the sub-advisory fees payable under the Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future. Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale under the sub-advisory fee schedule at the present time. The Board noted that, in the future, it would have the opportunity to periodically reexamine the appropriateness of sub-advisory fees payable by the Adviser to JPMIM.

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FEBRUARY 29, 2024 (UNAUDITED)

    Benefits to JPMIM and its affiliates from its relationships with the Funds. The Board considered whether there could be other benefits derived by JPMIM and its affiliates from their relationships with the Funds. The Board noted that JPMIM does not have the ability to realize soft dollar benefits from its relationship with the Funds. The Board also took into account JPMIM’s assertion that it did not expect to realize any meaningful additional benefits beyond the sub-advisory fee to be earned for managing the Funds’ assets. Based on its review, the Board determined that any “fall-out” and other types of benefits that may accrue to JPMIM are fair and reasonable. The Board noted that it would have the opportunity to review the appropriateness of any such benefits over time.

    Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement evidenced substantial due diligence, arm’s length negotiation, and was consistent with the interests of the Funds and investors.

SYMMETRY PANORAMIC TRUST
FEBRUARY 29, 2024

Supplemental Information (Unaudited)

Shareholder Voting and Proxy Results

A Special Meeting of Shareholders (the “Meeting”) of the series of Symmetry Panoramic Trust (the “Trust”), was held on December 26, 2023 for the purpose to elect Trustees of Symmetry Panoramic Trust (to be voted on by shareholders of each Fund that is a series of Symmetry Panoramic Trust, voting together as a single class). The proposal was approved with the following voting results:

Trustees Names		Shares Voted	% of Voted	% of Total
Mr. William M. Doran	For	139,096,035.997	99.574	79.224
	Against	—	—	—
	Abstain	585,574.678	0.426	0.339
	Total	139,681,610.675	100.000	79.563

Mr. Jon C. Hunt	For	139,109,219.388	99.584	79.224
	Against	—	—	—
	Abstain	582,391.287	0.416	0.331
	Total	139,691,610.675	100.000	79.894

Mr. Thomas P. Lemke	For	139,108,695.492	99.583	79.231
	Against	—	—	—
	Abstain	582,915.183	0.417	0.772
	Total	139,691,610.675	100.000	80.003

Ms. Nichelle Maynard-Elliott	For	138,335,399.960	99.030	78.791
	Against	—	—	—
	Abstain	1,356,210.715	0.970	0.772
	Total	139,691,610.675	100.000	79.563

Mr. Jay C. Nadel	For	139,109,848.553	99.584	79.232
	Against	—	—	—
	Abstain	581,762.122	0.416	0.331
	Total	139,691,610.675	100.000	79.563

Mr. Randall S. Yanker	For	139,111,846.364	99.585	79.233
	Against	—	—	—
	Abstain	579,764.311	0.415	0.330
	Total	139,691,610.675	100.000	79.563

Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an
effective prospectus.

SYM-SA-001-0400

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 3, 2024

By	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 3, 2024